                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04424

                        Van Kampen Life Invesment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
            (Address of principal executive offices)    (Zip code)

                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 12/31

Date of reporting period: 12/31/06

Item 1. Report to Shareholders.

The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust Comstock Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2006.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 12/31/06

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the Russell 1000 Value Index and the Standard and Poor's 500 Index from 4/30/99 through 12/31/06 for Class I shares.
(LINE GRAPH)

                                                 VAN KAMPEN LIT COMSTOCK
                                                        PORTFOLIO           RUSSELL 1000 VALUE INDEX          S&P 500 INDEX
                                                 -----------------------    ------------------------          -------------
4/99                                                      10000                       10000                       10000
                                                          10070                       10177                       10306
                                                           9080                        9180                        9662
12/99                                                      9447                        9679                       11100
                                                           9397                        9725                       11354
                                                           9623                        9270                       11053
                                                          10671                        9999                       10944
12/00                                                     12260                       10358                       10088
                                                          11980                        9752                        8892
                                                          12848                       10228                        9413
                                                          11153                        9108                        8031
12/01                                                     11959                        9779                        8890
                                                          12406                       10179                        8915
                                                          10686                        9312                        7721
                                                           8660                        7564                        6387
12/02                                                      9657                        8261                        6926
                                                           9257                        7859                        6708
                                                          10932                        9217                        7741
                                                          11308                        9407                        7945
12/03                                                     12650                       10742                        8913
                                                          13085                       11067                        9064
                                                          13291                       11165                        9220
                                                          13616                       11337                        9048
12/04                                                     14896                       12514                        9883
                                                          14718                       12525                        9671
                                                          14752                       12734                        9803
                                                          14945                       13229                       10156
12/05                                                     15547                       13396                       10368
                                                          16007                       14191                       10805
                                                          16154                       14275                       10649
                                                          17049                       15163                       11252
12/06                                                     18078                       16376                       12006

 ---------------------------------------------------------------------------
 AVERAGE ANNUAL                   CLASS I                CLASS II
 TOTAL RETURNS                 since 4/30/99           since 9/18/00

 Since Inception                    8.02%                  8.82%

 5-year                             8.62                   8.37

 1-year                            16.28                  16.04
 ---------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. Figures shown above assume reinvestment of all distributions and capital gains.

The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values. The S&P 500/Barra Value Index results are no longer calculated as of the second quarter 2006. The portfolio's investment adviser believes that the Russell 1000 Value Index is an appropriate broad-based benchmark for the portfolio to replace the S&P 500/Barra Value Index.

The S&P 500 Index is generally representative of the U.S. stock market. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2006

MARKET CONDITIONS

In the 12 months ended December 31, 2006, the broad stock market completed its fourth consecutive year of positive returns since the end of the bear market in 2002. Despite disappointing second and third quarter gross domestic product
(GDP) growth, an uptick in inflation, record high oil prices and rising interest rates, the economy continued to grow at a slower but respectable rate and inflation remained in check. Abating recession fears fueled strong stock performance, especially in the latter months of the period. Moreover, robust global merger and acquisition activity, stock buybacks, dividend increases and generally healthy corporate balance sheets continued to support investors' enthusiasm for stocks.

Generally speaking, large cap value stocks, in which the portfolio invests, outperformed the broad market. However, leadership within the Russell 1000(R) Value Index was very narrow during the period, with gains being driven largely by a few large-cap energy stocks and strength in the cyclical, commodity-driven sectors. As a result, very few large cap value fund managers were able to beat the Russell 1000 Value Index in this 12-month period.


PERFORMANCE ANALYSIS
The portfolio returned 16.28 percent for the 12 months ended December 31, 2006 (Class I shares). In comparison, the portfolio's benchmarks, the Russell 1000(R) Value Index and the S&P 500(R) Index, returned 22.25 percent and 15.78 percent for the period, respectively.

The health care, materials and energy sectors were the largest detractors from performance relative to the Russell 1000 Value Index for the period. Within the health care sector, the portfolio's long-standing emphasis on large cap pharmaceutical stocks was a drag on performance, as investors began to anticipate the Democrats taking control of both the House and Senate in the mid-term elections. The main concern for drug companies is that potential Medicare reform would allow the government to be involved in the negotiation of drug pricing; however, given the president's veto power, actual legislation likely remains in the distant future. The portfolio lacked exposure to those basic materials stocks with a high degree of exposure to the rising demand from China and other developing economies. In the energy sector, compelling valuations remained sparse in our view, and as a result the portfolio maintained a significant underweight in the sector.

However, on an absolute basis, the portfolio captured gains from its exposure to media stocks, as select holdings benefited from positive company-specific factors. In the telecommunication services sector, the portfolio's holdings were boosted by the sector's ongoing merger and acquisition activity and the greater efficiencies of the resulting integrated companies. The portfolio's financials holdings were also notable positive contributors to total return during the period.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the portfolio in the future.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2006

---------------------------------------------------------
                              RUSSELL        S&P
                              1000(R)       500(R)
      CLASS I   CLASS II    VALUE INDEX     INDEX
      16.28%     16.04%       22.25%        15.78%
---------------------------------------------------------

The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definitions.

TOP 10 HOLDINGS AS OF 12/31/06
Citigroup, Inc.                                      3.9%
Verizon Communications, Inc.                         3.2
International Paper Co.                              3.2
Bank of America Corp.                                3.2
AT&T, Inc.                                           2.9
Du Pont (E.I.) de Nemours & Co.                      2.7
Bristol-Myers Squibb Co.                             2.7
Freddie Mac                                          2.5
Wachovia Corp.                                       2.2
Alcoa, Inc.                                          2.2

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 12/31/06
Pharmaceuticals                                     15.8%
Other Diversified Financial Services                 8.2
Integrated Telecommunication Services                6.2
Movies & Entertainment                               5.3
Packaged Foods & Meats                               4.5
Diversified Banks                                    4.4
Broadcasting & Cable TV                              3.4
Property & Casualty Insurance                        3.2
Paper Products                                       3.2
Thrifts & Mortgage Finance                           3.0
Diversified Chemicals                                2.7
Computer Hardware                                    2.3
Aluminum                                             2.2
Hypermarkets & Super Centers                         2.2
Household Products                                   2.0
Soft Drinks                                          1.9
Multi-Line Insurance                                 1.7
Tobacco                                              1.6
Life & Health Insurance                              1.6
Semiconductors                                       1.3
Regional Banks                                       1.2
Asset Management & Custody Banks                     1.2
Investment Banking & Brokerage                       1.2
Drug Retail                                          1.1
Data Processing & Outsourced Services                1.0
Systems Software                                     1.0
Catalog Retail                                       0.9
Health Care Distributors                             0.9
Health Care Equipment                                0.7
Specialty Chemicals                                  0.7
Communications Equipment                             0.7
Electric Utilities                                   0.7
Brewers                                              0.6
Industrial Conglomerates                             0.6
Semiconductor Equipment                              0.5
Integrated Oil & Gas                                 0.5
Wireless Telecommunication Services                  0.5
Publishing                                           0.4
Home Improvement Retail                              0.4
Electronic Manufacturing Services                    0.1
Electronic Equipment Manufacturers                   0.1
Airlines                                             0.0*
                                                   -----
Total Long-Term Investments                         91.7
Repurchase Agreements                                8.2
                                                   -----
Total Investments                                   99.9
Other Assets in Excess of Liabilities                0.1
                                                   -----
Net Assets                                         100.0%

*   Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/06 - 12/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                BEGINNING         ENDING         EXPENSES PAID
                                                              ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                              -------------------------------------------------
                                                                 7/1/06          12/31/06       7/1/06-12/31/06
Class I
  Actual....................................................    $1,000.00        $1,119.12           $3.15
  Hypothetical..............................................     1,000.00         1,022.23            3.01
  (5% annual return before expenses)
Class II
  Actual....................................................     1,000.00         1,118.72            4.49
  Hypothetical..............................................     1,000.00         1,020.97            4.28
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.59% and 0.84% for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006

                                    NUMBER OF
DESCRIPTION                           SHARES          VALUE
----------------------------------------------------------------
COMMON STOCKS  91.7%
AIRLINES  0.0%
Southwest Airlines Co. ...........     72,400     $    1,109,168
                                                  --------------
ALUMINUM  2.2%
Alcoa, Inc. ......................  2,836,700         85,129,367
                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS  1.2%
Bank of New York Co., Inc. .......  1,211,300         47,688,881
                                                  --------------
BREWERS  0.6%
Anheuser-Busch Cos., Inc. ........    486,600         23,940,720
                                                  --------------
BROADCASTING & CABLE TV  3.4%
Clear Channel Communications,
  Inc. ...........................    859,496         30,546,488
Comcast Corp., Class A (a)........  1,633,000         69,124,890
Liberty Media Holding
  Corp.--Capital, Ser A (a).......    316,975         31,057,210
                                                  --------------
                                                     130,728,588
                                                  --------------
CATALOG RETAIL  0.9%
Liberty Media Holding Corp.--
  Interactive, Ser A (a)..........  1,557,675         33,599,050
                                                  --------------

COMMUNICATIONS EQUIPMENT  0.7%
Cisco Systems, Inc. (a)...........    711,300         19,439,829
Ericsson, Class B--ADR (Sweden)...     90,320          3,633,574
Nokia Corp.--ADR (Finland)........    160,300          3,257,296
                                                  --------------
                                                      26,330,699
                                                  --------------
COMPUTER HARDWARE  2.3%
Dell, Inc. (a)....................  1,774,200         44,514,678
Hewlett-Packard Co. ..............    376,610         15,512,566
International Business Machines
  Corp. ..........................    311,800         30,291,370
                                                  --------------
                                                      90,318,614
                                                  --------------
DATA PROCESSING & OUTSOURCED SERVICES  1.0%
Affiliated Computer Services,
  Inc., Class A (a)...............    188,560          9,209,270
First Data Corp. .................    603,700         15,406,424
Western Union Co. ................    603,700         13,534,954
                                                  --------------
                                                      38,150,648
                                                  --------------
DIVERSIFIED BANKS  4.4%
Barclays PLC--ADR (United
  Kingdom)........................    143,700          8,354,718
U.S. Bancorp......................    477,600         17,284,344
Wachovia Corp. ...................  1,505,800         85,755,310
Wells Fargo & Co. ................  1,625,100         57,788,556
                                                  --------------
                                                     169,182,928
                                                  --------------
DIVERSIFIED CHEMICALS  2.7%
Du Pont (E.I.) de Nemours &
  Co. ............................  2,150,300        104,741,113
                                                  --------------
DRUG RETAIL  1.1%
CVS Corp. ........................  1,305,600         40,356,096
                                                  --------------

ELECTRIC UTILITIES  0.7%
American Electric Power Co.,
  Inc. ...........................    615,072         26,189,766
                                                  --------------
ELECTRONIC EQUIPMENT MANUFACTURERS  0.1%
Cognex Corp. .....................    132,800          3,163,296
                                                  --------------

                                    NUMBER OF
DESCRIPTION                           SHARES          VALUE
----------------------------------------------------------------
ELECTRONIC MANUFACTURING SERVICES  0.1%
Flextronics International Ltd.
  (Singapore) (a).................    309,600     $    3,554,208
Kemet Corp. (a)...................    167,000          1,219,100
                                                  --------------
                                                       4,773,308
                                                  --------------
HEALTH CARE DISTRIBUTORS  0.9%
Cardinal Health, Inc. ............    510,100         32,865,743
                                                  --------------

HEALTH CARE EQUIPMENT  0.7%
Boston Scientific Corp. (a).......  1,670,000         28,690,600
                                                  --------------

HOME IMPROVEMENT RETAIL  0.4%
Lowe's Co., Inc. .................    439,200         13,681,080
                                                  --------------

HOUSEHOLD PRODUCTS  2.0%
Kimberly-Clark Corp. .............  1,150,100         78,149,295
                                                  --------------

HYPERMARKETS & SUPER CENTERS  2.2%
Wal-Mart Stores, Inc. ............  1,789,600         82,643,728
                                                  --------------

INDUSTRIAL CONGLOMERATES  0.6%
General Electric Co. .............    613,100         22,813,451
                                                  --------------

INTEGRATED OIL & GAS  0.5%
Total SA--ADR (France)............    262,800         18,900,576
                                                  --------------

INTEGRATED TELECOMMUNICATION SERVICES  6.2%
AT&T, Inc. .......................  3,091,900        110,535,425
Embarq Corp. .....................     73,525          3,864,474
Verizon Communications, Inc. .....  3,282,500        122,240,300
                                                  --------------
                                                     236,640,199
                                                  --------------
INVESTMENT BANKING & BROKERAGE  1.2%
Merrill Lynch & Co., Inc. ........    498,300         46,391,730
                                                  --------------

LIFE & HEALTH INSURANCE  1.6%
AFLAC, Inc. ......................    329,400         15,152,400
Metlife, Inc. ....................    429,600         25,350,696
Torchmark Corp. ..................    317,710         20,257,189
                                                  --------------
                                                      60,760,285
                                                  --------------
MOVIES & ENTERTAINMENT  5.3%
News Corp., Class B...............  1,525,000         33,946,500
Time Warner, Inc. ................  3,669,300         79,917,354
Viacom, Inc., Class B (a).........  1,675,000         68,725,250
Walt Disney Co. ..................    607,400         20,815,598
                                                  --------------
                                                     203,404,702
                                                  --------------
MULTI-LINE INSURANCE  1.7%
American International Group,
  Inc. ...........................    546,300         39,147,858
Genworth Financial, Inc., Class
  A...............................    343,600         11,754,556
Hartford Financial Services Group,
  Inc. ...........................    139,700         13,035,407
                                                  --------------
                                                      63,937,821
                                                  --------------
OTHER DIVERSIFIED FINANCIAL SERVICES  8.2%
Bank of America Corp. ............  2,275,600        121,494,284
Citigroup, Inc. ..................  2,685,000        149,554,500
J.P. Morgan Chase & Co. ..........    912,800         44,088,240
                                                  --------------
                                                     315,137,024
                                                  --------------
PACKAGED FOODS & MEATS  4.5%
Cadbury Schweppes PLC--ADR (United
  Kingdom)........................  1,114,100         47,828,313

 6                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

                                    NUMBER OF
DESCRIPTION                           SHARES          VALUE
----------------------------------------------------------------
PACKAGED FOODS & MEATS (CONTINUED)
Kraft Foods, Inc., Class A........  1,441,700     $   51,468,690
Unilever NV (Netherlands).........  2,692,500         73,370,625
                                                  --------------
                                                     172,667,628
                                                  --------------
PAPER PRODUCTS  3.2%
International Paper Co. ..........  3,582,602        122,166,728
                                                  --------------
PHARMACEUTICALS  15.8%
Abbott Laboratories...............    958,500         46,688,535
Bristol-Myers Squibb Co. .........  3,938,300        103,656,056
Eli Lilly & Co. ..................  1,212,500         63,171,250
GlaxoSmithKline PLC--ADR (United
  Kingdom)........................  1,516,700         80,021,092
Pfizer, Inc. .....................  2,429,500         62,924,050
Roche Holdings AG--
  ADR (Switzerland)...............    703,500         62,961,702
Sanofi Aventis--ADR (France)......    733,100         33,810,499
Schering-Plough Corp. ............  3,310,300         78,255,492
Wyeth.............................  1,450,800         73,874,736
                                                  --------------
                                                     605,363,412
                                                  --------------
PROPERTY & CASUALTY INSURANCE  3.2%
Berkshire Hathaway, Inc.,
  Class B (a).....................      9,030         33,103,980
Chubb Corp. ......................  1,028,080         54,395,713
St. Paul Travelers Cos., Inc. ....    684,900         36,772,281
                                                  --------------
                                                     124,271,974
                                                  --------------
PUBLISHING  0.4%
Gannett Co., Inc. ................    275,400         16,650,684
                                                  --------------

REGIONAL BANKS  1.2%
PNC Financial Services Group,
  Inc. ...........................    484,900         35,901,996
SunTrust Banks, Inc. .............    139,700         11,797,665
                                                  --------------
                                                      47,699,661
                                                  --------------
SEMICONDUCTOR EQUIPMENT  0.5%
KLA-Tencor Corp. .................    399,100         19,855,225
                                                  --------------

SEMICONDUCTORS  1.3%
Intel Corp. ......................  1,669,700         33,811,425
Texas Instruments, Inc. ..........    502,700         14,477,760
                                                  --------------
                                                      48,289,185
                                                  --------------
SOFT DRINKS  1.9%
Coca-Cola Co. ....................  1,532,700         73,952,775
                                                  --------------

                                    NUMBER OF
DESCRIPTION                           SHARES          VALUE
----------------------------------------------------------------
SPECIALTY CHEMICALS  0.7%
Rohm & Haas Co. ..................    536,800     $   27,441,216
                                                  --------------

SYSTEMS SOFTWARE  1.0%
McAfee, Inc. (a)..................    581,100         16,491,618
Microsoft Corp. ..................    724,000         21,618,640
                                                  --------------
                                                      38,110,258
                                                  --------------
THRIFTS & MORTGAGE FINANCE  3.0%
Fannie Mae........................    318,300         18,903,837
Freddie Mac.......................  1,430,700         97,144,530
                                                  --------------
                                                     116,048,367
                                                  --------------
TOBACCO  1.6%
Altria Group, Inc. ...............    717,200         61,550,104
                                                  --------------

WIRELESS TELECOMMUNICATION SERVICES  0.5%
Sprint Nextel Corp. ..............    991,200         18,723,768
                                                  --------------

TOTAL LONG-TERM INVESTMENTS 91.7%
  (Cost $3,037,849,626).......................     3,522,209,461
                                                  --------------

REPURCHASE AGREEMENTS  8.2%
Citigroup Global Markets, Inc. ($64,528,606
  par collateralized by U.S. Government
  obligations in a pooled cash account,
  interest rate of 5.23%, dated 12/29/06, to
  be sold on 01/02/07 at $64,566,104).........        64,528,606
State Street Bank & Trust Co. ($251,298,394
  par collateralized by U.S. Government
  obligations in a pooled cash account,
  interest rate of 5.08%, dated 12/29/06, to
  be sold on 01/02/07 at $251,440,238)........       251,298,394
                                                  --------------

TOTAL SHORT-TERM INVESTMENTS 8.2%
  (Cost $315,827,000).........................       315,827,000
                                                  --------------

TOTAL INVESTMENTS 99.9%
  (Cost $3,353,676,626).......................     3,838,036,461
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%....         3,425,583
                                                  --------------

NET ASSETS  100.0%............................    $3,841,462,044
                                                  ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2006

ASSETS:
Total Investments (Cost $3,353,676,626).....................    $3,838,036,461
Cash........................................................               282
Receivables:
  Dividends.................................................         3,983,360
  Portfolio Shares Sold.....................................         2,728,831
  Investments Sold..........................................         1,178,725
  Interest..................................................           134,507
Other.......................................................           130,429
                                                                --------------
    Total Assets............................................     3,846,192,595
                                                                --------------
LIABILITIES:
Payables:
  Portfolio Shares Repurchased..............................         1,873,236
  Investment Advisory Fee...................................         1,787,501
  Distributor and Affiliates................................           750,727
Trustees' Deferred Compensation and Retirement Plans........           149,335
Accrued Expenses............................................           169,752
                                                                --------------
    Total Liabilities.......................................         4,730,551
                                                                --------------
NET ASSETS..................................................    $3,841,462,044
                                                                ==============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................    $3,217,205,853
Net Unrealized Appreciation.................................       484,359,835
Accumulated Undistributed Net Investment Income.............        63,638,969
Accumulated Net Realized Gain...............................        76,257,387
                                                                --------------
NET ASSETS..................................................    $3,841,462,044
                                                                ==============
NET ASSETS VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $400,661,610 and
  27,156,524 shares of beneficial interest issued and
  outstanding)..............................................    $        14.75
                                                                ==============
  Class II Shares (Based on net assets of $3,440,800,434 and
  234,071,987 shares of beneficial interest issued and
  outstanding)..............................................    $        14.70
                                                                ==============

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2006

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $785,998)....    $ 76,736,715
Interest....................................................      13,421,494
                                                                ------------
  Total Income..............................................      90,158,209
                                                                ------------
EXPENSES:
Investment Advisory Fee.....................................      18,328,772
Distribution (12b-1) and Service Fees.......................       7,211,205
Accounting and Administrative Expenses......................         385,026
Reports to Shareholders.....................................         208,486
Custody.....................................................         203,726
Professional Fees...........................................          92,605
Trustees' Fees and Related Expenses.........................          73,274
Transfer Agent Fees.........................................          15,899
Other.......................................................          97,406
                                                                ------------
  Total Expenses............................................      26,616,399
  Less Credits Earned on Cash Balances......................         202,170
                                                                ------------
  Net Expenses..............................................      26,414,229
                                                                ------------
NET INVESTMENT INCOME.......................................    $ 63,743,980
                                                                ============
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................    $ 82,750,836
                                                                ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     127,421,789
  End of the Period.........................................     484,359,835
                                                                ------------
Net Unrealized Appreciation During the Period...............     356,938,046
                                                                ------------
NET REALIZED AND UNREALIZED GAIN............................    $439,688,882
                                                                ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $503,432,862
                                                                ============

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                     FOR THE                 FOR THE
                                                                   YEAR ENDED              YEAR ENDED
                                                                DECEMBER 31, 2006       DECEMBER 31, 2005
                                                                -----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................     $   63,743,980          $   39,798,227
Net Realized Gain...........................................         82,750,836             182,375,325
Net Unrealized Appreciation/Depreciation During the
  Period....................................................        356,938,046            (108,192,553)
                                                                 --------------          --------------
Change in Net Assets from Operations........................        503,432,862             113,980,999
                                                                 --------------          --------------

Distributions from Net Investment Income:
  Class I Shares............................................         (5,913,136)             (4,048,298)
  Class II Shares...........................................        (33,919,709)            (14,659,339)
                                                                 --------------          --------------
                                                                    (39,832,845)            (18,707,637)
                                                                 --------------          --------------

Distributions from Net Realized Gain:
  Class I Shares............................................        (24,199,523)            (11,073,139)
  Class II Shares...........................................       (157,704,135)            (50,760,528)
                                                                 --------------          --------------
                                                                   (181,903,658)            (61,833,667)
                                                                 --------------          --------------
Total Distributions.........................................       (221,736,503)            (80,541,304)
                                                                 --------------          --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........        281,696,359              33,439,695
                                                                 --------------          --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        860,107,887           1,181,775,158
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................        221,736,503              80,541,304
Cost of Shares Repurchased..................................       (345,614,468)           (193,461,135)
                                                                 --------------          --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........        736,229,922           1,068,855,327
                                                                 --------------          --------------
TOTAL INCREASE IN NET ASSETS................................      1,017,926,281           1,102,295,022
NET ASSETS:
Beginning of the Period.....................................      2,823,535,763           1,721,240,741
                                                                 --------------          --------------
End of the Period (Including accumulated undistributed net
  investment income of $63,638,969 and $39,730,793,
  respectively).............................................     $3,841,462,044          $2,823,535,763
                                                                 ==============          ==============

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                  YEAR ENDED DECEMBER 31,
CLASS I SHARES                                                  -----------------------------------------------------------
                                                                 2006         2005         2004         2003         2002
                                                                -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $13.69       $13.73       $11.78       $ 9.10       $ 11.42
                                                                ------       ------       ------       ------       -------
  Net Investment Income.....................................      0.30(a)      0.26(a)      0.17         0.13          0.10
  Net Realized and Unrealized Gain/Loss.....................      1.81         0.31         1.90         2.66         (2.25)
                                                                ------       ------       ------       ------       -------
Total from Investment Operations............................      2.11         0.57         2.07         2.79         (2.15)
                                                                ------       ------       ------       ------       -------
Less:
  Distributions from Net Investment Income..................      0.21         0.16         0.12         0.11          0.08
  Distributions from Net Realized Gain......................      0.84         0.45          -0-          -0-          0.09
                                                                ------       ------       ------       ------       -------
Total Distributions.........................................      1.05         0.61         0.12         0.11          0.17
                                                                ------       ------       ------       ------       -------
NET ASSET VALUE, END OF THE PERIOD..........................    $14.75       $13.69       $13.73       $11.78       $  9.10
                                                                ======       ======       ======       ======       =======

Total Return................................................    16.28%        4.37%       17.76%       30.99%       -19.25%
Net Assets at End of the Period (In millions)...............    $400.7       $402.2       $332.1       $234.0       $ 128.0
Ratio of Expenses to Average Net Assets (b).................     0.59%        0.59%        0.61%        0.65%         0.69%
Ratio of Net Investment Income to Average Net Assets........     2.17%        2.00%        1.70%        1.65%         1.57%
Portfolio Turnover..........................................       27%          28%          31%          37%           51%

(a) Based on average shares outstanding.

(b) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 2005.

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                     YEAR ENDED DECEMBER 31,
CLASS II SHARES                                                 -----------------------------------------------------------------
                                                                  2006           2005           2004          2003         2002
                                                                -----------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $  13.65       $  13.69       $  11.75       $ 9.07       $ 11.39
                                                                --------       --------       --------       ------       -------
  Net Investment Income.....................................        0.26(a)        0.23(a)        0.13         0.10          0.07
  Net Realized and Unrealized Gain/Loss.....................        1.81           0.31           1.90         2.66        (2.25)
                                                                --------       --------       --------       ------       -------
Total from Investment Operations............................        2.07           0.54           2.03         2.76        (2.18)
                                                                --------       --------       --------       ------       -------
Less:
  Distributions from Net Investment Income..................        0.18           0.13           0.09         0.08          0.05
  Distributions from Net Realized Gain......................        0.84           0.45            -0-          -0-          0.09
                                                                --------       --------       --------       ------       -------
Total Distributions.........................................        1.02           0.58           0.09         0.08          0.14
                                                                --------       --------       --------       ------       -------
NET ASSET VALUE, END OF THE PERIOD..........................    $  14.70       $  13.65       $  13.69       $11.75       $  9.07
                                                                ========       ========       ========       ======       =======

Total Return (b)............................................      16.04%          4.11%         17.43%       30.77%       -19.43%
Net Assets at End of the Period (In millions)...............    $3,440.8       $2,421.4       $1,389.1       $675.2       $ 277.2
Ratio of Expenses to Average Net Assets (c).................       0.84%          0.84%          0.86%        0.90%         0.94%
Ratio of Net Investment Income to Average Net Assets........       1.91%          1.76%          1.47%        1.40%         1.35%
Portfolio Turnover..........................................         27%            28%            31%          37%           51%

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

(c) The Ratio of Expenses to Average Net Assets does not reflect credits earned on cash balances. If these credits were reflected as a reduction of expenses, the ratio would decrease by .01% for the year ended December 31, 2005.

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Comstock Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek capital growth and income through investments in equity securities, including common and preferred stocks and securities convertible into common and preferred stocks. The Portfolio commenced investment operations on April 30, 1999. The Portfolio offers Class I Shares and Class II Shares. Each class of shares differs by the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices, or, if not available, their fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

    At December 31, 2006, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $3,364,420,153
                                                                ==============
Gross tax unrealized appreciation...........................    $  521,556,135
Gross tax unrealized depreciation...........................       (47,939,827)
                                                                --------------
Net tax unrealized appreciation on investments..............    $  473,616,308
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends annually from net investment income and net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended December 31, 2006 and 2005 was as follows:

                                                                    2006              2005
Distributions paid from:
  Ordinary income...........................................    $ 78,201,485       $18,707,637
  Long-term capital gain....................................     143,535,018        61,833,667
                                                                ------------       -----------
                                                                $221,736,503       $80,541,304
                                                                ============       ===========

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

    Permanent differences, primarily due to the Portfolio's investment in other regulated investment companies, resulted in the following reclassifications among the Portfolio's components of net assets at December 31, 2006:

ACCUMULATED UNDISTRIBUTED NET        ACCUMULATED NET
      INVESTMENT INCOME               REALIZED GAIN                   CAPITAL
          $(2,959)                       $2,959                        $-0-

    As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $68,203,776
Undistributed long-term capital gain........................     82,571,073

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended December 31, 2006, the Portfolio's custody and accounting fees were reduced by $98,055 and $104,115, respectively, as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Portfolio for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .60%
Over $500 million...........................................       .55%

    The Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .95% and 1.20% for Classes I and II, respectively. For the year ended December 31, 2006, the Adviser did not waive any of its investment advisory fees. This waiver is voluntary and can be discontinued at the Adviser's discretion.

    For the year ended December 31, 2006, the Portfolio recognized expenses of approximately $68,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the year ended December 31, 2006, the Portfolio recognized expenses of approximately $135,600 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2006, the Portfolio recognized expenses of approximately $15,000 representing transfer agent fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $75,530 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2006, the Portfolio paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $18,354.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2006 and 2005, transactions were as follows:

                                                                      FOR THE                                FOR THE
                                                                    YEAR ENDED                             YEAR ENDED
                                                                 DECEMBER 31, 2006                      DECEMBER 31,2005
                                                          -------------------------------       ---------------------------------
                                                            SHARES              VALUE              SHARES              VALUE
Sales:
  Class I.............................................      4,956,575       $  66,256,605          9,135,701       $  120,197,270
  Class II............................................     58,365,565         793,851,282         80,511,161        1,061,577,888
                                                          -----------       -------------       ------------       --------------
Total Sales...........................................     63,322,140       $ 860,107,887         89,646,862       $1,181,775,158
                                                          ===========       =============       ============       ==============
Dividend Reinvestment:
  Class I.............................................      2,281,262       $  30,112,659          1,162,294       $   15,121,437
  Class II............................................     14,550,026         191,623,844          5,032,298           65,419,867
                                                          -----------       -------------       ------------       --------------
Total Dividend Reinvestment...........................     16,831,288       $ 221,736,503          6,194,592       $   80,541,304
                                                          ===========       =============       ============       ==============
Repurchases:
  Class I.............................................     (9,466,308)      $(127,753,009)        (5,105,399)      $  (67,370,284)
  Class II............................................    (16,247,739)       (217,861,459)        (9,610,891)        (126,090,851)
                                                          -----------       -------------       ------------       --------------
Total Repurchases.....................................    (25,714,047)      $(345,614,468)       (14,716,290)      $ (193,461,135)
                                                          ===========       =============       ============       ==============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $1,277,702,601 and $815,924,404, respectively.

5. DISTRIBUTION AND SERVICE PLANS

Shares of the Portfolio are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans") for Class II Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid monthly.

6. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the portfolio NAV calculations as late as the portfolio's last NAV calculation in the first required financial statement period. As a result, the Portfolio will incorporate FIN 48 in its semi annual report on June 30, 2007. The impact to the Portfolio's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio's financial statement disclosures.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Comstock Portfolio

    We have audited the accompanying statement of assets and liabilities of Van Kampen Life Investment Trust Comstock Portfolio (one of the portfolios constituting the Life Investment Trust (the "Portfolio")), including the portfolio of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Comstock Portfolio of the Life Investment Trust at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 9, 2007

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111


LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Portfolio during its taxable year ended December 31, 2006. For corporate shareholders, 56% of the distributions qualify for the dividends received deduction. The Portfolio designated and paid $143,535,018 as a long-term capital gain distribution. In January, the Portfolio provides tax information to shareholders for the preceding calendar year.

    "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

TRUSTEES AND OFFICERS

The business and affairs of the Portfolio are managed under the direction of the Portfolio's Board of Trustees and the Portfolio's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Portfolio and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                          NUMBER OF
                                                  TERM OF                                  FUNDS IN
                                                 OFFICE AND                                  FUND
                                  POSITION(S)    LENGTH OF                                 COMPLEX
NAME, AGE AND ADDRESS              HELD WITH        TIME     PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             PORTFOLIO       SERVED    DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE
David C. Arch (61)                Trustee        Trustee     Chairman and Chief               72        Trustee/Director/Managing
Blistex Inc.                                     since 2003  Executive Officer of                       General Partner of funds
1800 Swift Drive                                             Blistex Inc., a consumer                   in the Fund Complex.
Oak Brook, IL 60523                                          health care products
                                                             manufacturer. Director of
                                                             the Heartland Alliance, a
                                                             nonprofit organization
                                                             serving human needs based
                                                             in Chicago. Director of
                                                             St. Vincent de Paul
                                                             Center, a Chicago based
                                                             day care facility serving
                                                             the children of low
                                                             income families. Board
                                                             member of the Illinois
                                                             Manufacturers'
                                                             Association.

Jerry D. Choate (68)              Trustee        Trustee     Prior to January 1999,           72        Trustee/Director/Managing
33971 Selva Road                                 since 1999  Chairman and Chief                         General Partner of funds
Suite 130                                                    Executive Officer of the                   in the Fund Complex.
Dana Point, CA 92629                                         Allstate Corporation                       Director of Amgen Inc., a
                                                             ("Allstate") and Allstate                  biotechnological company,
                                                             Insurance Company. Prior                   and Director of Valero
                                                             to January 1995,                           Energy Corporation, an
                                                             President and Chief                        independent refining
                                                             Executive Officer of                       company.
                                                             Allstate. Prior to August
                                                             1994, various management
                                                             positions at Allstate.

Rod Dammeyer (66)                 Trustee        Trustee     President of CAC, L.L.C.,        72        Trustee/Director/Managing
CAC, L.L.C.                                      since 2003  a private company                          General Partner of funds
4350 LaJolla Village Drive                                   offering capital                           in the Fund Complex.
Suite 980                                                    investment and management                  Director of Quidel
San Diego, CA 92122-6223                                     advisory services. Prior                   Corporation, Stericycle,
                                                             to February 2001, Vice                     Inc., Ventana Medical
                                                             Chairman and Director of                   Systems, Inc., and GATX
                                                             Anixter International,                     Corporation, and Trustee
                                                             Inc., a global                             of The Scripps Research
                                                             distributor of wire,                       Institute. Prior to
                                                             cable and communications                   January 2005, Trustee of
                                                             connectivity products.                     the University of Chicago
                                                             Prior to July 2000,                        Hospitals and Health
                                                             Managing Partner of                        Systems. Prior to April
                                                             Equity Group Corporate                     2004, Director of
                                                             Investment (EGI), a                        TheraSense, Inc. Prior to
                                                             company that makes                         January 2004, Director of
                                                             private investments in                     TeleTech Holdings Inc.
                                                             other companies.                           and Arris Group, Inc.
                                                                                                        Prior to May 2002,
                                                                                                        Director of Peregrine
                                                                                                        Systems Inc. Prior to
                                                                                                        February 2001, Director
                                                                                                        of IMC Global Inc. Prior
                                                                                                        to July 2000, Director of
                                                                                                        Allied Riser
                                                                                                        Communications Corp.,
                                                                                                        Matria Healthcare Inc.,
                                                                                                        Transmedia Networks,
                                                                                                        Inc., CNA Surety, Corp.
                                                                                                        and Grupo Azcarero Mexico
                                                                                                        (GAM).


VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

TRUSTEES AND OFFICERS continued

                                                                                          NUMBER OF
                                                  TERM OF                                  FUNDS IN
                                                 OFFICE AND                                  FUND
                                  POSITION(S)    LENGTH OF                                 COMPLEX
NAME, AGE AND ADDRESS              HELD WITH        TIME     PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             PORTFOLIO       SERVED    DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE

Linda Hutton Heagy (58)           Trustee        Trustee     Managing Partner of              72        Trustee/Director/Managing
Heidrick & Struggles                             since 1998  Heidrick & Struggles, an                   General Partner of funds
233 South Wacker Drive                                       executive search firm.                     in the Fund Complex.
Suite 7000                                                   Trustee on the University
Chicago, IL 60606                                            of Chicago Hospitals
                                                             Board, Vice Chair of the
                                                             Board of the YMCA of
                                                             Metropolitan Chicago and
                                                             a member of the Women's
                                                             Board of the University
                                                             of Chicago. Prior to
                                                             1997, Partner of Ray &
                                                             Berndtson, Inc., an
                                                             executive recruiting
                                                             firm. Prior to 1996,
                                                             Trustee of The
                                                             International House
                                                             Board, a fellowship and
                                                             housing organization for
                                                             international graduate
                                                             students. Prior to 1995,
                                                             Executive Vice President
                                                             of ABN AMRO, N.A., a bank
                                                             holding company. Prior to
                                                             1990, Executive Vice
                                                             President of The Exchange
                                                             National Bank.

R. Craig Kennedy (54)             Trustee        Trustee     Director and President of        72        Trustee/Director/Managing
1744 R Street, NW                                since 1998  the German Marshall Fund                   General Partner of funds
Washington, DC 20009                                         of the United States, an                   in the Fund Complex.
                                                             independent U.S.
                                                             foundation created to
                                                             deepen understanding,
                                                             promote collaboration and
                                                             stimulate exchanges of
                                                             practical experience
                                                             between Americans and
                                                             Europeans. Formerly,
                                                             advisor to the Dennis
                                                             Trading Group Inc., a
                                                             managed futures and
                                                             option company that
                                                             invests money for
                                                             individuals and
                                                             institutions. Prior to
                                                             1992, President and Chief
                                                             Executive Officer,
                                                             Director and member of
                                                             the Investment Committee
                                                             of the Joyce Foundation,
                                                             a private foundation.

Howard J Kerr (71)                Trustee        Trustee     Prior to 1998, President         72        Trustee/Director/Managing
14 Huron Trace                                   since 2003  and Chief Executive                        General Partner of funds
Galena, IL 61036                                             Officer of Pocklington                     in the Fund Complex.
                                                             Corporation, Inc., an                      Director of the Lake
                                                             investment holding                         Forest Bank & Trust.
                                                             company. Director of the
                                                             Marrow Foundation.

Jack E. Nelson (70)               Trustee        Trustee     President of Nelson              72        Trustee/Director/Managing
423 Country Club Drive                           since 1998  Investment Planning                        General Partner of funds
Winter Park, FL 32789                                        Services, Inc., a                          in the Fund Complex.
                                                             financial planning
                                                             company and registered
                                                             investment adviser in the
                                                             State of Florida.
                                                             President of Nelson Ivest
                                                             Brokerage Services Inc.,
                                                             a member of the NASD,
                                                             Securities Investors
                                                             Protection Corp. and the
                                                             Municipal Securities
                                                             Rulemaking Board.
                                                             President of Nelson Sales
                                                             and Services Corporation,
                                                             a marketing and services
                                                             company to support
                                                             affiliated companies.

Hugo F. Sonnenschein (66)         Trustee        Trustee     President Emeritus and           72        Trustee/Director/Managing
1126 E. 59th Street                              since 2003  Honorary Trustee of the                    General Partner of funds
Chicago, IL 60637                                            University of Chicago and                  in the Fund Complex.
                                                             the Adam Smith                             Director of Winston
                                                             Distinguished Service                      Laboratories, Inc.
                                                             Professor in the
                                                             Department of Economics
                                                             at the University of
                                                             Chicago. Prior to July
                                                             2000, President of the
                                                             University of Chicago.
                                                             Trustee of the University
                                                             of Rochester and a member
                                                             of its investment
                                                             committee. Member of the
                                                             National Academy of
                                                             Sciences, the American
                                                             Philosophical Society and
                                                             a fellow of the American
                                                             Academy of Arts and
                                                             Sciences.

Suzanne H. Woolsey, Ph.D. (65)    Trustee        Trustee     Chief Communications             72        Trustee/Director/Managing
815 Cumberstone Road                             since 1999  Officer of the National                    General Partner of funds
Harwood, MD 20776                                            Academy of                                 in the Fund Complex.
                                                             Sciences/National                          Director of Fluor Corp.,
                                                             Research Council, an                       an engineering,
                                                             independent, federally                     procurement and
                                                             chartered policy                           construction
                                                             institution, from 2001 to                  organization, since
                                                             November 2003 and Chief                    January 2004 and Director
                                                             Operating Officer from                     of Neurogen Corporation,
                                                             1993 to 2001. Director of                  a pharmaceutical company,
                                                             the Institute for Defense                  since January 1998.
                                                             Analyses, a federally
                                                             funded research and
                                                             development center,
                                                             Director of the German
                                                             Marshall Fund of the
                                                             United States, Director
                                                             of the Rocky Mountain
                                                             Institute and Trustee of
                                                             Colorado College. Prior
                                                             to 1993, Executive
                                                             Director of the
                                                             Commission on Behavioral
                                                             and Social Sciences and
                                                             Education at the National
                                                             Academy of Sciences/
                                                             National Research
                                                             Council. From 1980
                                                             through 1989, Partner of
                                                             Coopers & Lybrand.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

TRUSTEES AND OFFICERS continued

INTERESTED TRUSTEES:*

                                                                                          NUMBER OF
                                                  TERM OF                                  FUNDS IN
                                                 OFFICE AND                                  FUND
                                  POSITION(S)    LENGTH OF                                 COMPLEX
NAME, AGE AND ADDRESS              HELD WITH        TIME     PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             PORTFOLIO       SERVED    DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE
Wayne W. Whalen* (67)             Trustee        Trustee     Partner in the law firm          72        Trustee/Director/Managing
333 West Wacker Drive                            since 1998  of Skadden, Arps, Slate,                   General Partner of funds
Chicago, IL 60606                                            Meagher & Flom LLP, legal                  in the Fund Complex.
                                                             counsel to funds in the                    Director of the Abraham
                                                             Fund Complex.                              Lincoln Presidential
                                                                                                        Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

OFFICERS:

                                                  TERM OF
                                                 OFFICE AND
                                POSITION(S)      LENGTH OF
NAME, AGE AND                    HELD WITH          TIME       PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER               PORTFOLIO         SERVED      DURING PAST 5 YEARS
Ronald E. Robison (68)         President and     Officer       President of funds in the
1221 Avenue of the Americas    Principal         since 2003    Fund Complex since
New York, NY 10020             Executive                       September 2005, and
                               Officer                         Principal Executive
                                                               Officer of funds in the
                                                               Fund Complex since May
                                                               2003. Managing Director
                                                               of Van Kampen Advisors
                                                               Inc. since June 2003.
                                                               Director of Investor
                                                               Services since September
                                                               2002. Director of the
                                                               Adviser, Van Kampen
                                                               Investments and Van
                                                               Kampen Exchange Corp.
                                                               since January 2005.
                                                               Managing Director of
                                                               Morgan Stanley and Morgan
                                                               Stanley & Co.
                                                               Incorporated. Managing
                                                               Director and Director of
                                                               Morgan Stanley Investment
                                                               Management Inc. Chief
                                                               Administrative Officer,
                                                               Managing Director and
                                                               Director of Morgan
                                                               Stanley Investment
                                                               Advisors Inc. and Morgan
                                                               Stanley Services Company
                                                               Inc. Managing Director
                                                               and Director of Morgan
                                                               Stanley Distributors Inc.
                                                               and Morgan Stanley
                                                               Distribution Inc. Chief
                                                               Executive Officer and
                                                               Director of Morgan
                                                               Stanley Trust. Executive
                                                               Vice President and
                                                               Principal Executive
                                                               Officer of the
                                                               Institutional and Retail
                                                               Morgan Stanley Funds.
                                                               Director of Morgan
                                                               Stanley SICAV.
                                                               Previously, Chief Global
                                                               Operations Officer of
                                                               Morgan Stanley Investment
                                                               Management Inc. and
                                                               Executive Vice President
                                                               of funds in the Fund
                                                               Complex from May 2003 to
                                                               September 2005.

Dennis Shea (53)               Vice President    Officer       Managing Director of
1221 Avenue of the Americas                      since 2006    Morgan Stanley Investment
New York, NY 10020                                             Advisors Inc., Morgan
                                                               Stanley Investment
                                                               Management Inc., the
                                                               Adviser and Van Kampen
                                                               Advisors Inc. Chief
                                                               Investment Officer-Global
                                                               Equity of the same
                                                               entities since February
                                                               2006. Vice President of
                                                               Morgan Stanley
                                                               Institutional and Retail
                                                               Funds since February
                                                               2006. Vice President of
                                                               funds in the Fund Complex
                                                               since March 2006.
                                                               Previously, Managing
                                                               Director and Director of
                                                               Global Equity Research at
                                                               Morgan Stanley from April
                                                               2000 to February 2006.

J. David Germany (52)          Vice President    Officer       Managing Director of
25 Cabot Square,                                 since 2006    Morgan Stanley Investment
Canary Wharf                                                   Advisors Inc., Morgan
London, GBR E14 4QA                                            Stanley Investment
                                                               Management Inc., the
                                                               Adviser and Van Kampen
                                                               Advisors Inc. Chief
                                                               Investment Officer -
                                                               Global Fixed Income of
                                                               the same entities since
                                                               December 2005. Managing
                                                               Director and Director of
                                                               Morgan Stanley Investment
                                                               Management Ltd. Director
                                                               of Morgan Stanley
                                                               Investment Management
                                                               (ACD) Limited since
                                                               December 2003. Vice
                                                               President of Morgan
                                                               Stanley Institutional and
                                                               Retail Funds since
                                                               February 2006. Vice
                                                               President of funds in the
                                                               Fund Complex since March
                                                               2006.

Amy R. Doberman (44)           Vice President    Officer       Managing Director and
1221 Avenue of the Americas                      since 2004    General Counsel - U.S.
New York, NY 10020                                             Investment Management;
                                                               Managing Director of
                                                               Morgan Stanley Investment
                                                               Management Inc., Morgan
                                                               Stanley Investment
                                                               Advisors Inc. and the
                                                               Adviser. Vice President
                                                               of the Morgan Stanley
                                                               Institutional and Retail
                                                               Funds since July 2004 and
                                                               Vice President of funds
                                                               in the Fund Complex since
                                                               August 2004. Previously,
                                                               Managing Director and
                                                               General Counsel of
                                                               Americas, UBS Global
                                                               Asset Management from
                                                               July 2000 to July 2004
                                                               and General Counsel of
                                                               Aeltus Investment
                                                               Management, Inc. from
                                                               January 1997 to July
                                                               2000.

Stefanie V. Chang (40)         Vice President    Officer       Executive Director of
1221 Avenue of the Americas    and Secretary     since 2003    Morgan Stanley Investment
New York, NY 10020                                             Management Inc. Vice
                                                               President and Secretary
                                                               of funds in the Fund
                                                               Complex.

John L. Sullivan (51)          Chief             Officer       Chief Compliance Officer
1 Parkview Plaza               Compliance        since 1998    of funds in the Fund
Oakbrook Terrace, IL 60181     Officer                         Complex since August
                                                               2004. Prior to August
                                                               2004, Director and
                                                               Managing Director of Van
                                                               Kampen Investments, the
                                                               Adviser, Van Kampen
                                                               Advisors Inc. and certain
                                                               other subsidiaries of Van
                                                               Kampen Investments, Vice
                                                               President, Chief
                                                               Financial Officer and
                                                               Treasurer of funds in the
                                                               Fund Complex and head of
                                                               Fund Accounting for
                                                               Morgan Stanley Investment
                                                               Management Inc. Prior to
                                                               December 2002, Executive
                                                               Director of Van Kampen
                                                               Investments, the Adviser
                                                               and Van Kampen Advisors
                                                               Inc.

VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO

TRUSTEES AND OFFICERS continued

                                                  TERM OF
                                                 OFFICE AND
                                POSITION(S)      LENGTH OF
NAME, AGE AND                    HELD WITH          TIME       PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER               PORTFOLIO         SERVED      DURING PAST 5 YEARS

James W. Garrett (38)          Chief             Officer       Managing Director of
1221 Avenue of the Americas    Financial         since 2006    Morgan Stanley Investment
New York, NY 10020             Officer and                     Management Inc. since
                               Treasurer                       December 2006; Chief
                                                               Financial Officer and
                                                               Treasurer of Morgan
                                                               Stanley Institutional
                                                               Funds since 2002 and of
                                                               funds in the Fund Complex
                                                               from January 2005 to
                                                               August 2005 and since
                                                               September 2006.
                                                               Previously, Executive
                                                               Director of Morgan
                                                               Stanley Investment
                                                               Management Inc. from 2002
                                                               to December 2006.

  Van Kampen Life Investment Trust Comstock Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting
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  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Comstock Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Portfolio trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                LITANRCOM 2/07
  (VAN KAMPEN INVESTMENTS LOGO)                             RN07-00427P-Y12/06

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Strategic Growth Portfolio, formerly Emerging Growth Portfolio, performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2006.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 12/31/06

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the Russell 1000 Growth Index from 12/31/96 through 12/31/06 for Class I shares.
(LINE GRAPH)

                                                              VAN KAMPEN LIT STRATEGIC GROWTH
                                                                         PORTFOLIO                  RUSSELL 1000 GROWTH INDEX
                                                              -------------------------------       -------------------------
12/96                                                                      10000                              10000
                                                                            9187                              10054
                                                                           10871                              11955
                                                                           12775                              12854
12/97                                                                      12042                              13049
                                                                           13936                              15026
                                                                           14713                              15708
                                                                           12940                              14281
12/98                                                                      16565                              18100
                                                                           18916                              19250
                                                                           20205                              19991
                                                                           21084                              19259
12/99                                                                      33856                              24101
                                                                           42463                              25818
                                                                           37809                              25122
                                                                           40422                              23771
12/00                                                                      30418                              18697
                                                                           23403                              14789
                                                                           23844                              16034
                                                                           18943                              12922
12/01                                                                      20839                              14878
                                                                           19744                              14493
                                                                           17017                              11787
                                                                           14460                              10013
12/02                                                                      14069                              10730
                                                                           14150                              10615
                                                                           15956                              12134
                                                                           16347                              12609
12/03                                                                      17916                              13922
                                                                           18130                              14031
                                                                           18344                              14303
                                                                           17459                              13555
12/04                                                                      19177                              14799
                                                                           18555                              14194
                                                                           19109                              14543
                                                                           20277                              15127
12/05                                                                      20698                              15577
                                                                           21584                              16059
                                                                           20565                              15433
                                                                           20107                              16040
12/06                                                                      21289                              16991

 ---------------------------------------------------------------------------
 AVERAGE ANNUAL                CLASS I SHARES         CLASS II SHARES
 TOTAL RETURNS                  since 7/3/95           since 9/18/00

 Since Inception                    9.73%                 -9.48%

 10-year                            7.85                     --

 5-year                             0.43                   0.18

 1-year                             2.86                   2.62
 ---------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower.

The Russell 1000 Growth Index is generally representative of the U.S. market for large-capitalization growth stocks. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2006

MARKET CONDITIONS

The 12-month period ended December 31, 2006 was characterized by significant volatility, particularly in the first half of the year as investors were confronted with high oil prices, rising interest rates, and evidence of a slowing housing market. Moreover, continued monetary tightening by the Federal Open Market Committee (the "Fed") fuelled concerns about the possibility of a recession. Tensions finally erupted in the form of a market sell-off in May and June following the Fed's 16th and 17th consecutive federal funds rate increases. By August, however, the markets once again entered positive territory. The Fed stopped raising the target federal funds rate following its June 29th meeting, and left the rate unchanged for the remainder of its policy meetings in 2006. During the latter half of the year, energy prices were still elevated but receded from the record high set in July. The prices of commodities such as copper and steel fell as the U.S. housing market declined, despite expanding demand for these materials from China. While lower gasoline prices encouraged consumer spending during the back-to-school season, same-store retail sales were inconsistent in the fourth quarter, cumulating in lackluster holiday sales for the sector overall. Second quarter gross domestic product (GDP) growth was revised even lower, and third quarter GDP fell short of expectations. Yet even though economic growth was clearly moderating and the housing markets continued to soften, inflation remained within tolerable levels and the U.S. markets continued to progress, albeit modestly. Thus, the immediate threat of recession subsided and a "soft landing" in the economy seemed more likely near-term.

Corporate earnings reported throughout the year were better than expected for the most part. Company balance sheets were healthy, and the exceptionally strong pace of merger and acquisition activity that began in 2005 continued into 2006. Despite the concerns caused by the change in political climate late in the period, large-capitalization pharmaceutical companies benefited from their relative lack of economic sensitivity, given the economic uncertainty prevalent during the year. For the 12-month period, value stocks outpaced growth stocks, continuing a recent trend. Large-cap securities, in which the portfolio invests, outperformed mid-cap stocks yet lagged their small-cap counterparts.

PERFORMANCE ANALYSIS

The portfolio returned 2.86 percent for the 12 months ended December 31, 2006 (Class I shares). In comparison, the portfolio's benchmark, the Russell 1000(R) Growth Index, returned 9.07 percent for the period.

The information technology sector was the primary area of underperformance for the portfolio relative to the Russell 1000 Growth Index during the period. Although the portfolio's weighting in the sector was in line with the Russell 1000 Growth Index, stock selection significantly detracted from returns. Security selection and an underweight allocation in the industrials sector also hampered performance.

Sectors that contributed positively during the period to relative performance included financial services, where a material overweight in the overall sector was a positive influence. Additionally, exposure to the investment banking and brokerage segments aided relative returns. The portfolio's underweight in the health care sector also enhanced returns. A sluggish FDA approval process has had a detrimental effect on smaller capitalization biotechnology names; nevertheless, selection in some biotechnology firms and certain large pharmaceutical companies added to performance. However, a small exposure to managed care companies modestly detracted from returns. Within the telecommunication services sector, an overweight allocation aided performance, as did stock selection in wireless companies that have exposure to the Latin American markets and a company that provides diversified communication sites. And while stock selection in the consumer discretionary sector negatively impacted returns, the sector's overweight allocation materially offset this effect. Moreover, within this sector, the portfolio's focus on apparel and luxury goods and department stores boosted returns, along with a position in a cable and internet provider.

On an absolute basis, the portfolio's top-performing stocks for the period included a broadband services company within the internet software and services segment, and a components manufacturer for companies within the aerospace and defense sector.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the portfolio in the future.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2006

----------------------------------------------
                              RUSSELL
                              1000(R)
      CLASS I   CLASS II   GROWTH INDEX
       2.86%     2.62%         9.07%
----------------------------------------------

The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definition.


TOP TEN HOLDINGS AS OF 12/31/06
Cisco Systems, Inc.                                  2.9%
Comcast Corp., Class A                               2.5
Hewlett-Packard Co.                                  2.4
America Movil SA de CV, Ser L--ADR                   2.4
Roche Holdings AG--ADR                               2.1
Apple Computer, Inc.                                 2.0
Google, Inc., Class A                                2.0
Akamai Technologies, Inc.                            1.9
J.C. Penney Co., Inc.                                1.9
Lockheed Martin Corp.                                1.8

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 12/31/06
Pharmaceuticals                                      7.5%
Computer Hardware                                    5.8
Biotechnology                                        4.5
Investment Banking & Brokerage                       4.4
Wireless Telecommunication Services                  4.3
Aerospace & Defense                                  4.1
Internet Software & Services                         3.9
Communications Equipment                             3.8
Department Stores                                    3.2
Oil & Gas Equipment & Services                       2.9
Hotels, Resorts & Cruise Lines                       2.7
IT Consulting & Other Services                       2.7
Integrated Oil & Gas                                 2.6
Apparel, Accessories & Luxury Goods                  2.5
Broadcasting & Cable TV                              2.5
Restaurants                                          2.1
Household Products                                   2.0
Semiconductor Equipment                              1.9
Specialized Finance                                  1.8
Systems Software                                     1.8
Health Care Equipment                                1.8
Life & Health Insurance                              1.7
Apparel Retail                                       1.7
Movies & Entertainment                               1.6

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
(CONTINUED)

Application Software                                 1.5
Casinos & Gaming                                     1.4
Oil & Gas Exploration & Production                   1.3
Electrical Components & Equipment                    1.3
Fertilizers & Agricultural Chemicals                 1.3
Steel                                                1.2
Real Estate Management & Development                 1.2
Health Care Services                                 1.1
Soft Drinks                                          1.1
Industrial Machinery                                 1.0
Food Retail                                          1.0
General Merchandise Stores                           1.0
Motorcycle Manufacturers                             1.0
Other Diversified Financial Services                 1.0
Footwear                                             1.0
Semiconductors                                       0.9
Airlines                                             0.9
Heavy Electrical Equipment                           0.9
Independent Power Producers & Energy Traders         0.8
Industrial Gases                                     0.8
Data Processing & Outsourced Services                0.7
Construction & Farm Machinery & Heavy Trucks         0.7
Electronic Equipment Manufacturers                   0.4
                                                   -----
Total Long-Term Investments                         97.3
Total Repurchase Agreements                          2.6
                                                   -----
Total Investments                                   99.9
Other Assets in Excess of Liabilities                0.1
                                                   -----
Net Assets                                         100.0%
                                                   -----

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees, distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/06 - 12/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads) and redemption fees, or exchange fees.

                                                                  BEGINNING              ENDING            EXPENSES PAID
                                                                ACCOUNT VALUE         ACCOUNT VALUE       DURING PERIOD*
                                                              -----------------------------------------------------------
                                                                   7/1/06               12/31/06          7/1/06-12/31/06
Class I
  Actual....................................................      $1,000.00             $1,035.21              $4.05
  Hypothetical..............................................       1,000.00              1,021.22               4.02
  (5% annual return before expenses)
Class II
  Actual....................................................       1,000.00              1,034.06               5.33
  Hypothetical..............................................       1,000.00              1,019.96               5.30
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.79% and 1.04% for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
COMMON STOCKS  97.3%
AEROSPACE & DEFENSE  4.1%
Lockheed Martin Corp. ..............    80,000     $  7,365,600
Precision Castparts Corp. ..........    70,000        5,479,600
Raytheon Co. .......................    80,000        4,224,000
                                                   ------------
                                                     17,069,200
                                                   ------------

AIRLINES  0.9%
AMR Corp. (a).......................   125,000        3,778,750
                                                   ------------

APPAREL, ACCESSORIES & LUXURY GOODS  2.5%
Coach, Inc. (a).....................   100,000        4,296,000
Polo Ralph Lauren Corp. ............    50,000        3,883,000
VF Corp. ...........................    30,000        2,462,400
                                                   ------------
                                                     10,641,400
                                                   ------------
APPAREL RETAIL  1.7%
American Eagle Outfitters, Inc. ....   112,500        3,511,125
Limited Brands, Inc. ...............   125,000        3,617,500
                                                   ------------
                                                      7,128,625
                                                   ------------
APPLICATION SOFTWARE  1.5%
Adobe Systems, Inc. (a).............   150,000        6,168,000
                                                   ------------

BIOTECHNOLOGY  4.5%
Amgen, Inc. (a).....................    40,000        2,732,400
Applera Corp.--Applied Biosystems
  Group.............................    80,000        2,935,200
Celgene Corp. (a)...................   100,000        5,753,000
Gilead Sciences, Inc. (a)...........    80,000        5,194,400
Vertex Pharmaceuticals, Inc. (a)....    55,000        2,058,100
                                                   ------------
                                                     18,673,100
                                                   ------------
BROADCASTING & CABLE TV  2.5%
Comcast Corp., Class A (a)..........   245,000       10,370,850
                                                   ------------
CASINOS & GAMING  1.4%
Las Vegas Sands Corp. (a)...........    60,000        5,368,800
Melco PBL Entertainment Ltd.--ADR
  (Cayman Islands) (a)..............    15,700          333,782
                                                   ------------
                                                      5,702,582
                                                   ------------
COMMUNICATIONS EQUIPMENT  3.8%
Cisco Systems, Inc. (a).............   445,000       12,161,850
Research In Motion
  Ltd. (Canada) (a).................    30,000        3,833,400
                                                   ------------
                                                     15,995,250
                                                   ------------
COMPUTER HARDWARE  5.8%
Apple Computer, Inc. (a)............   100,000        8,484,000
Hewlett-Packard Co. ................   245,000       10,091,550
IBM Corp. ..........................    60,000        5,829,000
                                                   ------------
                                                     24,404,550
                                                   ------------
CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS  0.7%
Manitowoc Co., Inc. ................    50,000        2,971,500
                                                   ------------

DATA PROCESSING & OUTSOURCED SERVICES  0.7%
Alliance Data Systems Corp. (a).....    50,000        3,123,500
                                                   ------------
DEPARTMENT STORES  3.2%
J.C. Penney Co., Inc. ..............   100,000        7,736,000
Kohl's Corp. (a)....................    80,000        5,474,400
                                                   ------------
                                                     13,210,400
                                                   ------------
ELECTRICAL COMPONENTS & EQUIPMENT  1.3%
Emerson Electric Co. ...............   120,000        5,290,800
                                                   ------------

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
ELECTRONIC EQUIPMENT MANUFACTURERS  0.4%
Amphenol Corp., Class A.............    30,000     $  1,862,400
                                                   ------------

FERTILIZERS & AGRICULTURAL CHEMICALS  1.3%
Monsanto Co. .......................   100,000        5,253,000
                                                   ------------

FOOD RETAIL  1.0%
Safeway, Inc. ......................   125,000        4,320,000
                                                   ------------

FOOTWEAR  1.0%
Nike, Inc., Class B.................    40,000        3,961,200
                                                   ------------

GENERAL MERCHANDISE STORES  1.0%
Target Corp. .......................    75,000        4,278,750
                                                   ------------

HEALTH CARE EQUIPMENT  1.8%
Baxter International, Inc. .........   125,000        5,798,750
Hologic, Inc. (a)...................    32,270        1,525,726
                                                   ------------
                                                      7,324,476
                                                   ------------
HEALTH CARE SERVICES  1.1%
Laboratory Corp. of America Holdings
  (a)...............................    60,000        4,408,200
                                                   ------------

HEAVY ELECTRICAL EQUIPMENT  0.9%
ABB Ltd.--ADR (Switzerland).........   200,000        3,596,000
                                                   ------------

HOTELS, RESORTS & CRUISE LINES  2.7%
Hilton Hotels Corp. ................   125,000        4,362,500
Marriott International, Inc., Class
  A.................................   100,000        4,772,000
Starwood Hotels & Resorts Worldwide,
  Inc. .............................    35,000        2,187,500
                                                   ------------
                                                     11,322,000
                                                   ------------
HOUSEHOLD PRODUCTS  2.0%
Colgate-Palmolive Co. ..............    60,000        3,914,400
Procter & Gamble Co. ...............    70,000        4,498,900
                                                   ------------
                                                      8,413,300
                                                   ------------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS  0.8%
AES Corp. (a).......................   150,000        3,306,000
                                                   ------------

INDUSTRIAL GASES  0.8%
Praxair, Inc. ......................    55,000        3,263,150
                                                   ------------

INDUSTRIAL MACHINERY  1.0%
Danaher Corp. ......................    60,000        4,346,400
                                                   ------------

INTEGRATED OIL & GAS  2.6%
Exxon Mobil Corp. ..................    90,000        6,896,700
Marathon Oil Corp. .................    45,000        4,162,500
                                                   ------------
                                                     11,059,200
                                                   ------------
INTERNET SOFTWARE & SERVICES  3.9%
Akamai Technologies, Inc. (a).......   150,000        7,968,000
Google, Inc., Class A (a)...........    18,200        8,380,736
                                                   ------------
                                                     16,348,736
                                                   ------------
INVESTMENT BANKING & BROKERAGE  4.4%
Bear Stearns Co., Inc. .............    40,000        6,511,200
Charles Schwab Corp. ...............   245,000        4,738,300
Goldman Sachs Group, Inc. ..........    35,000        6,977,250
                                                   ------------
                                                     18,226,750
                                                   ------------

 6                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
IT CONSULTING & OTHER SERVICES  2.7%
Accenture Ltd., Class A (Bermuda)...    40,000     $  1,477,200
Cognizant Technology Solutions
  Corp., Class A (a)................    90,000        6,944,400
Infosys Technologies Ltd.--
  ADR (India).......................    50,000        2,728,000
                                                   ------------
                                                     11,149,600
                                                   ------------
LIFE & HEALTH INSURANCE  1.7%
China Life Insurance Co., Ltd.--ADR
  (China)...........................    39,999        2,020,349
Prudential Financial, Inc. .........    60,000        5,151,600
                                                   ------------
                                                      7,171,949
                                                   ------------
MOTORCYCLE MANUFACTURERS  1.0%
Harley-Davidson, Inc. ..............    60,000        4,228,200
                                                   ------------

MOVIES & ENTERTAINMENT  1.6%
Walt Disney Co. ....................   195,000        6,682,650
                                                   ------------
OIL & GAS EQUIPMENT & SERVICES  2.9%
Cameron International Corp. (a).....    65,000        3,448,250
Schlumberger, Ltd. (Netherlands
  Antilles).........................   100,000        6,316,000
Tenaris SA--ADR (Luxembourg)........    50,000        2,494,500
                                                   ------------
                                                     12,258,750
                                                   ------------
OIL & GAS EXPLORATION & PRODUCTION  1.3%
Devon Energy Corp. .................    80,000        5,366,400
                                                   ------------

OTHER DIVERSIFIED FINANCIAL SERVICES  1.0%
J.P. Morgan Chase & Co. ............    85,000        4,105,500
                                                   ------------

PHARMACEUTICALS  7.5%
Allergan, Inc. .....................    50,000        5,987,000
Novartis AG--ADR (Switzerland)......   100,000        5,744,000
Roche Holdings AG--
  ADR (Switzerland).................   100,000        8,949,780
Schering-Plough Corp. ..............   195,000        4,609,800
Shire PLC--ADR (United Kingdom).....   100,000        6,176,000
                                                   ------------
                                                     31,466,580
                                                   ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT  1.2%
CB Richard Ellis Group, Inc., Class
  A (a).............................   150,000        4,980,000
                                                   ------------

RESTAURANTS  2.1%
McDonald's Corp. ...................   150,000        6,649,500
Starbucks Corp. (a).................    65,000        2,302,300
                                                   ------------
                                                      8,951,800
                                                   ------------
SEMICONDUCTOR EQUIPMENT  1.9%
Applied Materials, Inc. ............   100,000        1,845,000
Lam Research Corp. (a)..............    85,000        4,302,700
MEMC Electronic Materials, Inc.
  (a)...............................    50,000        1,957,000
                                                   ------------
                                                      8,104,700
                                                   ------------

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
SEMICONDUCTORS  0.9%
Intel Corp. ........................   195,000     $  3,948,750
                                                   ------------

SOFT DRINKS  1.1%
PepsiCo, Inc. ......................    70,000        4,378,500
                                                   ------------

SPECIALIZED FINANCE  1.8%
Chicago Mercantile Exchange
  Holdings, Inc. ...................    10,000        5,097,500
Nasdaq Stock Market, Inc. (a).......    80,000        2,463,200
                                                   ------------
                                                      7,560,700
                                                   ------------
STEEL  1.2%
Allegheny Technologies, Inc. .......    55,000        4,987,400
                                                   ------------

SYSTEMS SOFTWARE  1.8%
Oracle Corp. (a)....................   250,000        4,285,000
Symantec Corp. (a)..................   150,000        3,127,500
                                                   ------------
                                                      7,412,500
                                                   ------------
WIRELESS TELECOMMUNICATION SERVICES  4.3%
America Movil SA de CV, Ser L--ADR
  (Mexico)..........................   220,000        9,948,400
American Tower Corp., Class A (a)...   150,000        5,592,000
Vimpel--Communications--ADR (Russia)
  (a)...............................    30,000        2,368,500
                                                   ------------
                                                     17,908,900
                                                   ------------

TOTAL LONG-TERM INVESTMENTS  97.3%
  (Cost $333,004,198)..........................     406,480,948
                                                   ------------

REPURCHASE AGREEMENTS  2.6%
Citigroup Global Markets, Inc. ($2,250,135 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  5.23%, dated 12/29/06, to be sold on 01/02/07
  at $2,251,443)...............................       2,250,135
State Street Bank & Trust Co. ($8,762,865 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  5.08%, dated 12/29/06, to be sold on 01/02/07
  at $8,767,811)...............................       8,762,865
                                                   ------------

TOTAL REPURCHASE AGREEMENTS  2.6%
  (Cost $11,013,000)...........................      11,013,000
                                                   ------------

TOTAL INVESTMENTS  99.9%
  (Cost $344,017,198)..........................     417,493,948
OTHER ASSETS IN EXCESS OF LIABILITIES  0.1%....         322,597
                                                   ------------

NET ASSETS  100.0%.............................    $417,816,545
                                                   ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2006

ASSETS:
Total Investments (Cost $344,017,198).......................    $ 417,493,948
Cash........................................................               18
Receivables:
  Investments Sold..........................................        3,725,344
  Portfolio Shares Sold.....................................          946,680
  Dividends.................................................          263,853
  Interest..................................................            4,690
Other.......................................................          156,448
                                                                -------------
    Total Assets............................................      422,590,981
                                                                -------------
LIABILITIES:
Payables:
  Investments Purchased.....................................        4,019,077
  Investment Advisory Fee...................................          251,050
  Portfolio Shares Repurchased..............................          160,045
  Distributor and Affiliates................................           63,139
Trustees' Deferred Compensation and Retirement Plans........          162,942
Accrued Expenses............................................          118,183
                                                                -------------
    Total Liabilities.......................................        4,774,436
                                                                -------------
NET ASSETS..................................................    $ 417,816,545
                                                                =============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................    $ 683,166,756
Net Unrealized Appreciation.................................       73,476,750
Accumulated Undistributed Net Investment Income.............          (65,464)
Accumulated Net Realized Loss...............................     (338,761,497)
                                                                -------------
NET ASSETS..................................................    $ 417,816,545
                                                                =============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $160,456,204 and
  5,568,755 shares of beneficial interest issued and
  outstanding)..............................................    $       28.81
                                                                =============
  Class II Shares (Based on net assets of $257,360,341 and
  9,017,579 shares of beneficial interest issued and
  outstanding)..............................................    $       28.54
                                                                =============

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2006

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $32,781).....    $  2,635,091
Interest....................................................       1,547,171
                                                                ------------
    Total Income............................................       4,182,262
                                                                ------------
EXPENSES:
Investment Advisory Fee.....................................       3,105,503
Distribution (12b-1) and Service Fees.......................         655,255
Reports to Shareholders.....................................         130,078
Accounting and Administrative Expenses......................          72,961
Custody.....................................................          42,517
Professional Fees...........................................          39,517
Trustees' Fees and Related Expenses.........................          37,857
Transfer Agent Fees.........................................          18,097
Other.......................................................          25,458
                                                                ------------
    Total Expenses..........................................       4,127,243
    Less Credits Earned on Cash Balances....................           1,289
                                                                ------------
    Net Expenses............................................       4,125,954
                                                                ------------
NET INVESTMENT INCOME.......................................    $     56,308
                                                                ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................    $ 29,681,660
  Foreign Currency Transactions.............................            (126)
                                                                ------------
Net Realized Gain...........................................      29,681,534
                                                                ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................      92,277,881
  End of the Period.........................................      73,476,750
                                                                ------------
Net Unrealized Depreciation During the Period...............     (18,801,131)
                                                                ------------
NET REALIZED AND UNREALIZED GAIN............................    $ 10,880,403
                                                                ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $ 10,936,711
                                                                ============

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                     FOR THE              FOR THE
                                                                   YEAR ENDED           YEAR ENDED
                                                                DECEMBER 31, 2006    DECEMBER 31, 2005
                                                                --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income/Loss..................................      $     56,308         $    (23,382)
Net Realized Gain...........................................        29,681,534           24,066,936
Net Unrealized Appreciation/Depreciation During the
  Period....................................................       (18,801,131)          10,159,125
                                                                  ------------         ------------
Change in Net Assets from Operations........................        10,936,711           34,202,679
                                                                  ------------         ------------

Distributions from Net Investment Income:
  Class I Shares............................................               -0-             (570,941)
  Class II Shares...........................................               -0-              (31,865)
                                                                  ------------         ------------
Total Distributions.........................................               -0-             (602,806)
                                                                  ------------         ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........        10,936,711           33,599,873
                                                                  ------------         ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        27,884,646           40,061,785
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................               -0-              602,806
Cost of Shares Repurchased..................................       (93,097,189)         (95,134,207)
                                                                  ------------         ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........       (65,212,543)         (54,469,616)
                                                                  ------------         ------------
TOTAL DECREASE IN NET ASSETS................................       (54,275,832)         (20,869,743)
NET ASSETS:
Beginning of the Period.....................................       472,092,377          492,962,120
                                                                  ------------         ------------
End of the Period (Including accumulated undistributed net
  investment income of $(65,464) and $(118,500),
  respectively).............................................      $417,816,545         $472,092,377
                                                                  ============         ============

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                  YEAR ENDED DECEMBER 31,
CLASS I SHARES                                                  -----------------------------------------------------------
                                                                 2006         2005         2004         2003         2002
                                                                -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $28.01       $26.02       $24.31       $19.09       $ 28.36
                                                                ------       ------       ------       ------       -------
  Net Investment Income/Loss (a)............................      0.04         0.03         0.06        (0.06)        (0.04)
  Net Realized and Unrealized Gain/Loss.....................      0.76         2.03         1.65         5.28         (9.15)
                                                                ------       ------       ------       ------       -------
Total from Investment Operations............................      0.80         2.06         1.71         5.22         (9.19)
Less Distributions from Net Investment Income...............       -0-         0.07          -0-          -0-          0.08
                                                                ------       ------       ------       ------       -------
NET ASSET VALUE, END OF THE PERIOD..........................    $28.81       $28.01       $26.02       $24.31       $ 19.09
                                                                ======       ======       ======       ======       =======

Total Return................................................     2.86%        7.93%        7.03%       27.34%       -32.48%
Net Assets at End of the Period (In millions)...............    $160.5       $204.0       $235.3       $263.5       $ 229.3
Ratio of Expenses to Average Net Assets.....................     0.78%        0.77%        0.77%        0.77%         0.78%
Ratio of Net Investment Income/Loss to Average Net Assets...     0.16%        0.13%        0.23%       (0.27%)       (0.15%)
Portfolio Turnover..........................................      128%          98%         174%         170%          234%

(a) Based on average shares outstanding.

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                  YEAR ENDED DECEMBER 31,
CLASS II SHARES                                                 -----------------------------------------------------------
                                                                 2006         2005         2004         2003         2002
                                                                -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $27.81       $25.84       $24.20       $19.05       $ 28.30
                                                                ------       ------       ------       ------       -------
  Net Investment Income/Loss (a)............................     (0.02)       (0.03)         -0-(c)     (0.11)        (0.09)
  Net Realized and Unrealized Gain/Loss.....................      0.75         2.00         1.64         5.26         (9.15)
                                                                ------       ------       ------       ------       -------
Total from Investment Operations............................      0.73         1.97         1.64         5.15         (9.24)
Less Distributions from Net Investment Income...............       -0-          -0-          -0-          -0-          0.01
                                                                ------       ------       ------       ------       -------
NET ASSET VALUE, END OF THE PERIOD..........................    $28.54       $27.81       $25.84       $24.20       $ 19.05
                                                                ======       ======       ======       ======       =======

Total Return (b)............................................     2.62%        7.64%        6.78%       27.03%       -32.65%
Net Assets at End of the Period (In millions)...............    $257.4       $268.1       $257.6       $219.1       $ 124.1
Ratio of Expenses to Average Net Assets.....................     1.03%        1.02%        1.02%        1.02%         1.03%
Ratio of Net Investment Income/Loss to Average Net Assets...    (0.09%)      (0.12%)       0.02%       (0.52%)       (0.40%)
Portfolio Turnover..........................................      128%          98%         174%         170%          234%

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and service fees of up to 0.25%.

(c) Amount is less than $0.01 per share.

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Strategic Growth Portfolio (formerly Life Investment Trust Emerging Growth Portfolio) (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust, a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek capital appreciation. The Portfolio commenced investment operations on July 3, 1995. The Portfolio offers Class I Shares and Class II Shares. Each class of shares differs by its allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements, which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

    The Portfolio intends to utilize provisions of the Federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Portfolio utilized capital losses carried forward of $29,556,814. At December 31, 2006, the Portfolio had an accumulated capital loss carryforward for tax purposes of $338,725,981 which will expire according to the following schedule:

AMOUNT                                                             EXPIRATION
$191,892,805................................................    December 31, 2009
 144,941,795................................................    December 31, 2010
   1,891,381................................................    December 31, 2011

    At December 31, 2006, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $344,052,714
                                                                ============
Gross tax unrealized appreciation...........................    $ 76,501,378
Gross tax unrealized depreciation...........................      (3,060,144)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 73,441,234
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

    The tax character of distributions paid during the years ended December 31, 2006 and 2005 was as follows:

                                                                2006         2005
Distributions paid from:
  Ordinary income...........................................    $-0-       $601,199
  Long-term capital gain....................................     -0-            -0-
                                                                ----       --------
                                                                $-0-       $601,199
                                                                ====       ========

    Permanent differences, primarily due to the Portfolio's investment in other regulated investment companies, resulted in the following reclassifications among the Portfolio's components of net assets at December 31, 2006:

     ACCUMULATED
  UNDISTRIBUTED NET      ACCUMULATED NET
  INVESTMENT INCOME       REALIZED LOSS            CAPITAL
      $(3,272)                $3,272                 $-0-

    As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $73,459

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended December 31, 2006, the Portfolio's custody fee was reduced by $1,289 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Portfolio for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .70%
Next $500 million...........................................       .65%
Over $1 billion.............................................       .60%

    The Adviser has agreed to waive all expenses in excess of .85% of Class I Shares daily average net assets and 1.10% of Class II Shares daily average net assets. For the year ended December 31, 2006, the Adviser did not waive any of its investment advisory fees. This waiver is voluntary and can be discontinued at any time.

    For the year ended December 31, 2006, the Portfolio recognized expenses of approximately $11,200 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the year ended December 31, 2006, the Portfolio recognized expenses of approximately $30,200 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2006, the Portfolio recognized expenses of approximately $15,100 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $82,020 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2006, the Portfolio paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $78,084.

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2006 and 2005, transactions were as follows:

                                                                           FOR THE                           FOR THE
                                                                         YEAR ENDED                         YEAR ENDED
                                                                      DECEMBER 31, 2006                 DECEMBER 31, 2005
                                                                -----------------------------       --------------------------
                                                                  SHARES            VALUE             SHARES         VALUE
Sales:
  Class I...................................................       149,386       $  4,210,797          429,162    $ 11,171,196
  Class II..................................................       845,838         23,673,849        1,117,881      28,890,589
                                                                ----------       ------------       ----------    ------------
Total Sales.................................................       995,224       $ 27,884,646        1,547,043    $ 40,061,785
                                                                ==========       ============       ==========    ============
Dividend Reinvestment:
  Class I...................................................           -0-       $        -0-           21,292    $    570,941
  Class II..................................................           -0-                -0-            1,273          31,865
                                                                ----------       ------------       ----------    ------------
Total Dividend Reinvestment.................................           -0-       $        -0-           22,565    $    602,806
                                                                ==========       ============       ==========    ============
Repurchases:
  Class I...................................................    (1,865,190)      $(52,479,112)      (2,210,109)   $(57,554,606)
  Class II..................................................    (1,466,688)       (40,618,077)      (1,452,598)    (37,579,601)
                                                                ----------       ------------       ----------    ------------
Total Repurchases...........................................    (3,331,878)      $(93,097,189)      (3,662,707)   $(95,134,207)
                                                                ==========       ============       ==========    ============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $530,428,042 and $576,156,886, respectively.

5. DISTRIBUTION AND SERVICE PLANS

Shares of the Portfolio are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class II Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid monthly.

6. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the portfolio NAV calculations as late as the portfolios last NAV calculation in the first required financial statement period. As a result, the Portfolio will incorporate FIN 48 in its semi annual report on June 30, 2007. The impact to the Portfolio's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio's financial statement disclosures.

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Strategic Growth Portfolio:

    We have audited the accompanying statement of assets and liabilities of Van Kampen Life Investment Trust Strategic Growth Portfolio (formerly the Van Kampen Life Investment Trust Emerging Growth Portfolio) (one of the portfolios constituting the Life Investment Trust (the "Portfolio")), including the portfolio of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Strategic Growth Portfolio of the Life Investment Trust at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois

February 9, 2007

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

TRUSTEES AND OFFICERS

The business and affairs of the Portfolio are managed under the direction of the Portfolio's Board of Trustees and the Portfolio's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Portfolio and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                          NUMBER OF
                                                TERM OF                                    FUNDS IN
                                               OFFICE AND                                    FUND
                                POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS            HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           PORTFOLIO       SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE
David C. Arch (61)              Trustee        Trustee       Chairman and Chief               72        Trustee/Director/Managing
Blistex Inc.                                   since 2003    Executive Officer of                       General Partner of funds
1800 Swift Drive                                             Blistex Inc., a consumer                   in the Fund Complex.
Oak Brook, IL 60523                                          health care products
                                                             manufacturer. Director of
                                                             the Heartland Alliance, a
                                                             nonprofit organization
                                                             serving human needs based
                                                             in Chicago. Director of
                                                             St. Vincent de Paul
                                                             Center, a Chicago based
                                                             day care facility serving
                                                             the children of low
                                                             income families. Board
                                                             member of the Illinois
                                                             Manufacturers'
                                                             Association.

Jerry D. Choate (68)            Trustee        Trustee       Prior to January 1999,           72        Trustee/Director/Managing
33971 Selva Road                               since 1999    Chairman and Chief                         General Partner of funds
Suite 130                                                    Executive Officer of the                   in the Fund Complex.
Dana Point, CA 92629                                         Allstate Corporation                       Director of Amgen Inc., a
                                                             ("Allstate") and Allstate                  biotechnological company,
                                                             Insurance Company. Prior                   and Director of Valero
                                                             to January 1995,                           Energy Corporation, an
                                                             President and Chief                        independent refining
                                                             Executive Officer of                       company.
                                                             Allstate. Prior to August
                                                             1994, various management
                                                             positions at Allstate.

Rod Dammeyer (66)               Trustee        Trustee       President of CAC, L.L.C.,        72        Trustee/Director/Managing
CAC, L.L.C.                                    since 2003    a private company                          General Partner of funds
4350 LaJolla Village Drive                                   offering capital                           in the Fund Complex.
Suite 980                                                    investment and management                  Director of Quidel
San Diego, CA 92122-6223                                     advisory services. Prior                   Corporation, Stericycle,
                                                             to February 2001, Vice                     Inc., Ventana Medical
                                                             Chairman and Director of                   Systems, Inc., and GATX
                                                             Anixter International,                     Corporation, and Trustee
                                                             Inc., a global                             of The Scripps Research
                                                             distributor of wire,                       Institute. Prior to
                                                             cable and communications                   January 2005, Trustee of
                                                             connectivity products.                     the University of Chicago
                                                             Prior to July 2000,                        Hospitals and Health
                                                             Managing Partner of                        Systems. Prior to April
                                                             Equity Group Corporate                     2004, Director of
                                                             Investment (EGI), a                        TheraSense, Inc. Prior to
                                                             company that makes                         January 2004, Director of
                                                             private investments in                     TeleTech Holdings Inc.
                                                             other companies.                           and Arris Group, Inc.
                                                                                                        Prior to May 2002,
                                                                                                        Director of Peregrine
                                                                                                        Systems Inc. Prior to
                                                                                                        February 2001, Director
                                                                                                        of IMC Global Inc. Prior
                                                                                                        to July 2000, Director of
                                                                                                        Allied Riser
                                                                                                        Communications Corp.,
                                                                                                        Matria Healthcare Inc.,
                                                                                                        Transmedia Networks,
                                                                                                        Inc., CNA Surety, Corp.
                                                                                                        and Grupo Azcarero Mexico
                                                                                                        (GAM).

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

TRUSTEE AND OFFICERS continued

                                                                                          NUMBER OF
                                                TERM OF                                    FUNDS IN
                                               OFFICE AND                                    FUND
                                POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS            HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           PORTFOLIO       SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE

Linda Hutton Heagy (58)         Trustee        Trustee       Managing Partner of              72        Trustee/Director/Managing
Heidrick & Struggles                           since 1995    Heidrick & Struggles, an                   General Partner of funds
233 South Wacker Drive                                       executive search firm.                     in the Fund Complex.
Suite 7000                                                   Trustee on the University
Chicago, IL 60606                                            of Chicago Hospitals
                                                             Board, Vice Chair of the
                                                             Board of the YMCA of
                                                             Metropolitan Chicago and
                                                             a member of the Women's
                                                             Board of the University
                                                             of Chicago. Prior to
                                                             1997, Partner of Ray &
                                                             Berndtson, Inc., an
                                                             executive recruiting
                                                             firm. Prior to 1996,
                                                             Trustee of The
                                                             International House
                                                             Board, a fellowship and
                                                             housing organization for
                                                             international graduate
                                                             students. Prior to 1995,
                                                             Executive Vice President
                                                             of ABN AMRO, N.A., a bank
                                                             holding company. Prior to
                                                             1990, Executive Vice
                                                             President of The Exchange
                                                             National Bank.

R. Craig Kennedy (54)           Trustee        Trustee       Director and President of        72        Trustee/Director/Managing
1744 R Street, NW                              since 1995    the German Marshall Fund                   General Partner of funds
Washington, DC 20009                                         of the United States, an                   in the Fund Complex.
                                                             independent U.S.
                                                             foundation created to
                                                             deepen understanding,
                                                             promote collaboration and
                                                             stimulate exchanges of
                                                             practical experience
                                                             between Americans and
                                                             Europeans. Formerly,
                                                             advisor to the Dennis
                                                             Trading Group Inc., a
                                                             managed futures and
                                                             option company that
                                                             invests money for
                                                             individuals and
                                                             institutions. Prior to
                                                             1992, President and Chief
                                                             Executive Officer,
                                                             Director and member of
                                                             the Investment Committee
                                                             of the Joyce Foundation,
                                                             a private foundation.

Howard J Kerr (71)              Trustee        Trustee       Prior to 1998, President         72        Trustee/Director/Managing
14 Huron Trace                                 since 2003    and Chief Executive                        General Partner of funds
Galena, IL 61036                                             Officer of Pocklington                     in the Fund Complex.
                                                             Corporation, Inc., an                      Director of the Lake
                                                             investment holding                         Forest Bank & Trust.
                                                             company. Director of the
                                                             Marrow Foundation.

Jack E. Nelson (70)             Trustee        Trustee       President of Nelson              72        Trustee/Director/Managing
423 Country Club Drive                         since 1995    Investment Planning                        General Partner of funds
Winter Park, FL 32789                                        Services, Inc., a                          in the Fund Complex.
                                                             financial planning
                                                             company and registered
                                                             investment adviser in the
                                                             State of Florida.
                                                             President of Nelson Ivest
                                                             Brokerage Services Inc.,
                                                             a member of the NASD,
                                                             Securities Investors
                                                             Protection Corp. and the
                                                             Municipal Securities
                                                             Rulemaking Board.
                                                             President of Nelson Sales
                                                             and Services Corporation,
                                                             a marketing and services
                                                             company to support
                                                             affiliated companies.

Hugo F. Sonnenschein (66)       Trustee        Trustee       President Emeritus and           72        Trustee/Director/Managing
1126 E. 59th Street                            since 2003    Honorary Trustee of the                    General Partner of funds
Chicago, IL 60637                                            University of Chicago and                  in the Fund Complex.
                                                             the Adam Smith                             Director of Winston
                                                             Distinguished Service                      Laboratories, Inc.
                                                             Professor in the
                                                             Department of Economics
                                                             at the University of
                                                             Chicago. Prior to July
                                                             2000, President of the
                                                             University of Chicago.
                                                             Trustee of the University
                                                             of Rochester and a member
                                                             of its investment
                                                             committee. Member of the
                                                             National Academy of
                                                             Sciences, the American
                                                             Philosophical Society and
                                                             a fellow of the American
                                                             Academy of Arts and
                                                             Sciences.

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

TRUSTEE AND OFFICERS continued

                                                                                          NUMBER OF
                                                TERM OF                                    FUNDS IN
                                               OFFICE AND                                    FUND
                                POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS            HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE           PORTFOLIO       SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D.       Trustee        Trustee       Chief Communications             72        Trustee/Director/Managing
(65)                                           since 1999    Officer of the National                    General Partner of funds
815 Cumberstone Road                                         Academy of                                 in the Fund Complex.
Harwood, MD 20776                                            Sciences/National                          Director of Fluor Corp.,
                                                             Research Council, an                       an engineering,
                                                             independent, federally                     procurement and
                                                             chartered policy                           construction
                                                             institution, from 2001 to                  organization, since
                                                             November 2003 and Chief                    January 2004 and Director
                                                             Operating Officer from                     of Neurogen Corporation,
                                                             1993 to 2001. Director of                  a pharmaceutical company,
                                                             the Institute for Defense                  since January 1998.
                                                             Analyses, a federally
                                                             funded research and
                                                             development center,
                                                             Director of the German
                                                             Marshall Fund of the
                                                             United States, Director
                                                             of the Rocky Mountain
                                                             Institute and Trustee of
                                                             Colorado College. Prior
                                                             to 1993, Executive
                                                             Director of the
                                                             Commission on Behavioral
                                                             and Social Sciences and
                                                             Education at the National
                                                             Academy of Sciences/
                                                             National Research
                                                             Council. From 1980
                                                             through 1989, Partner of
                                                             Coopers & Lybrand.

INTERESTED TRUSTEE*:

                                                                                          NUMBER OF
                                                TERM OF                                    FUNDS IN
                                               OFFICE AND                                    FUND
                                POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS            HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE            PORTFOLIO       SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE
Wayne W. Whalen* (67)           Trustee        Trustee       Partner in the law firm          72        Trustee/Director/Managing
333 West Wacker Drive                          since 1995    of Skadden, Arps, Slate,                   General Partner of funds
Chicago, IL 60606                                            Meagher & Flom LLP, legal                  in the Fund Complex.
                                                             counsel to funds in the                    Director of the Abraham
                                                             Fund Complex.                              Lincoln Presidential
                                                                                                        Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

OFFICERS:

                                                   TERM OF
                                                  OFFICE AND
                                 POSITION(S)      LENGTH OF
NAME, AGE AND                     HELD WITH          TIME       PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                PORTFOLIO         SERVED      DURING PAST 5 YEARS
Ronald E. Robison (68)          President and     Officer       President of funds in the
1221 Avenue of the Americas     Principal         since 2003    Fund Complex since
New York, NY 10020              Executive                       September 2005, and
                                Officer                         Principal Executive
                                                                Officer of funds in the
                                                                Fund Complex since May
                                                                2003. Managing Director
                                                                of Van Kampen Advisors
                                                                Inc. since June 2003.
                                                                Director of Investor
                                                                Services since September
                                                                2002. Director of the
                                                                Adviser, Van Kampen
                                                                Investments and Van
                                                                Kampen Exchange Corp.
                                                                since January 2005.
                                                                Managing Director of
                                                                Morgan Stanley and Morgan
                                                                Stanley & Co.
                                                                Incorporated. Managing
                                                                Director and Director of
                                                                Morgan Stanley Investment
                                                                Management Inc. Chief
                                                                Administrative Officer,
                                                                Managing Director and
                                                                Director of Morgan
                                                                Stanley Investment
                                                                Advisors Inc. and Morgan
                                                                Stanley Services Company
                                                                Inc. Managing Director
                                                                and Director of Morgan
                                                                Stanley Distributors Inc.
                                                                and Morgan Stanley
                                                                Distribution Inc. Chief
                                                                Executive Officer and
                                                                Director of Morgan
                                                                Stanley Trust. Executive
                                                                Vice President and
                                                                Principal Executive
                                                                Officer of the
                                                                Institutional and Retail
                                                                Morgan Stanley Funds.
                                                                Director of Morgan
                                                                Stanley SICAV.
                                                                Previously, Chief Global
                                                                Operations Officer of
                                                                Morgan Stanley Investment
                                                                Management Inc. and
                                                                Executive Vice President
                                                                of funds in the Fund
                                                                Complex from May 2003 to
                                                                September 2005.

Dennis Shea (53)                Vice President    Officer       Managing Director of
1221 Avenue of the Americas                       since 2006    Morgan Stanley Investment
New York, NY 10020                                              Advisors Inc., Morgan
                                                                Stanley Investment
                                                                Management Inc., the
                                                                Adviser and Van Kampen
                                                                Advisors Inc. Chief
                                                                Investment Officer-Global
                                                                Equity of the same
                                                                entities since February
                                                                2006. Vice President of
                                                                Morgan Stanley
                                                                Institutional and Retail
                                                                Funds since February
                                                                2006. Vice President of
                                                                funds in the Fund Complex
                                                                since March 2006.
                                                                Previously, Managing
                                                                Director and Director of
                                                                Global Equity Research at
                                                                Morgan Stanley from April
                                                                2000 to February 2006.

VAN KAMPEN LIFE INVESTMENT TRUST STRATEGIC GROWTH PORTFOLIO

TRUSTEE AND OFFICERS continued

                                                   TERM OF
                                                  OFFICE AND
                                 POSITION(S)      LENGTH OF
NAME, AGE AND                     HELD WITH          TIME       PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                PORTFOLIO         SERVED      DURING PAST 5 YEARS

J. David Germany (52)           Vice President    Officer       Managing Director of
25 Cabot Square,                                  since 2006    Morgan Stanley Investment
Canary Wharf                                                    Advisors Inc., Morgan
London, GBR E14 4QA                                             Stanley Investment
                                                                Management Inc., the
                                                                Adviser and Van Kampen
                                                                Advisors Inc. Chief
                                                                Investment Officer -
                                                                Global Fixed Income of
                                                                the same entities since
                                                                December 2005. Managing
                                                                Director and Director of
                                                                Morgan Stanley Investment
                                                                Management Ltd. Director
                                                                of Morgan Stanley
                                                                Investment Management
                                                                (ACD) Limited since
                                                                December 2003. Vice
                                                                President of Morgan
                                                                Stanley Institutional and
                                                                Retail Funds since
                                                                February 2006. Vice
                                                                President of funds in the
                                                                Fund Complex since March
                                                                2006.

Amy R. Doberman (44)            Vice President    Officer       Managing Director and
1221 Avenue of the Americas                       since 2004    General Counsel - U.S.
New York, NY 10020                                              Investment Management;
                                                                Managing Director of
                                                                Morgan Stanley Investment
                                                                Management Inc., Morgan
                                                                Stanley Investment
                                                                Advisors Inc. and the
                                                                Adviser. Vice President
                                                                of the Morgan Stanley
                                                                Institutional and Retail
                                                                Funds since July 2004 and
                                                                Vice President of funds
                                                                in the Fund Complex since
                                                                August 2004. Previously,
                                                                Managing Director and
                                                                General Counsel of
                                                                Americas, UBS Global
                                                                Asset Management from
                                                                July 2000 to July 2004
                                                                and General Counsel of
                                                                Aeltus Investment
                                                                Management, Inc. from
                                                                January 1997 to July
                                                                2000.

Stefanie V. Chang (40)          Vice President    Officer       Executive Director of
1221 Avenue of the Americas     and Secretary     since 2003    Morgan Stanley Investment
New York, NY 10020                                              Management Inc. Vice
                                                                President and Secretary
                                                                of funds in the Fund
                                                                Complex.

John L. Sullivan (51)           Chief             Officer       Chief Compliance Officer
1 Parkview Plaza                Compliance        since 1996    of funds in the Fund
Oakbrook Terrace, IL 60181      Officer                         Complex since August
                                                                2004. Prior to August
                                                                2004, Director and
                                                                Managing Director of Van
                                                                Kampen Investments, the
                                                                Adviser, Van Kampen
                                                                Advisors Inc. and certain
                                                                other subsidiaries of Van
                                                                Kampen Investments, Vice
                                                                President, Chief
                                                                Financial Officer and
                                                                Treasurer of funds in the
                                                                Fund Complex and head of
                                                                Fund Accounting for
                                                                Morgan Stanley Investment
                                                                Management Inc. Prior to
                                                                December 2002, Executive
                                                                Director of Van Kampen
                                                                Investments, the Adviser
                                                                and Van Kampen Advisors
                                                                Inc.

James W. Garrett (38)           Chief             Officer       Managing Director of
1221 Avenue of the Americas     Financial         since 2006    Morgan Stanley Investment
New York, NY 10020              Officer and                     Management Inc. since
                                Treasurer                       December 2006; Chief
                                                                Financial Officer and
                                                                Treasurer of Morgan
                                                                Stanley Institutional
                                                                Funds since 2002 and of
                                                                funds in the Fund Complex
                                                                from January 2005 to
                                                                August 2005 and since
                                                                September 2006.
                                                                Previously, Executive
                                                                Director of Morgan
                                                                Stanley Investment
                                                                Management Inc. from 2002
                                                                to December 2006.

  Van Kampen Life Investment Trust Strategic Growth Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Strategic Growth Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Portfolio trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                LITANREMG 2/07
  (VAN KAMPEN INVESTMENTS LOGO)                             RN07-00465P-Y12/06

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Enterprise Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2006.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. PORTFOLIOS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 12/31/06

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the Russell 1000(R) Growth Index from 12/31/96 through 12/31/06 for Class I shares.
(LINE GRAPH)

                                                                 VAN KAMPEN LIT ENTERPRISE
                                                                         PORTFOLIO                  RUSSELL 1000 GROWTH INDEX
                                                                 -------------------------          -------------------------
12/96                                                                      10000                              10000
                                                                           10030                              10054
                                                                           11732                              11955
                                                                           13353                              12854
12/97                                                                      13066                              13049
                                                                           15070                              15026
                                                                           15369                              15708
                                                                           13071                              14281
12/98                                                                      16331                              18100
                                                                           16956                              19250
                                                                           17420                              19991
                                                                           16672                              19259
12/99                                                                      20553                              24101
                                                                           22874                              25818
                                                                           21862                              25122
                                                                           21187                              23771
12/00                                                                      17545                              18697
                                                                           13868                              14789
                                                                           14684                              16034
                                                                           12115                              12922
12/01                                                                      13962                              14878
                                                                           13417                              14493
                                                                           11364                              11787
                                                                            9453                              10013
12/02                                                                       9867                              10730
                                                                            9704                              10615
                                                                           10887                              12134
                                                                           11133                              12609
12/03                                                                      12421                              13922
                                                                           12411                              14031
                                                                           12430                              14303
                                                                           11793                              13555
12/04                                                                      12924                              14799
                                                                           12580                              14194
                                                                           13001                              14543
                                                                           13441                              15127
12/05                                                                      13977                              15577
                                                                           14582                              16059
                                                                           13804                              15433
                                                                           14294                              16040
12/06                                                                      14967                              16991

 ---------------------------------------------------------------------------
 AVERAGE ANNUAL                CLASS I SHARES         CLASS II SHARES
 TOTAL RETURNS                 since 4/07/86           since 7/24/00

 Since Inception                   7.70%                  -6.05%

 10-year                           4.11                      --

 5-year                            1.40                    1.14

 1-year                            7.08                    6.77
 ---------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. Figures shown above assume reinvestment of all dividends and capital gains. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower.

The Russell 1000 Growth Index measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index is an index of the 1,000 largest U.S. companies based on market capitalization. This index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2006

MARKET CONDITIONS

In the first half of 2006, stock investors dealt with the uncertainties of a slowing economy. The stock market's strong rally in January was short-lived, curtailed by sobering employment and payroll data and corporate earnings announcements reported in February. There was some well-received merger and acquisition activity in March and April; however, gains were rather muted as investors kept a close eye on inflation levels, energy prices and the policy actions of the Federal Open Market Committee (the "Fed"). By May, recession anxieties reached a boiling point, prompting a market sell-off and heightened volatility that spanned into June.

The second half of the year was characterized by greater optimism. The markets began to stabilize in July on the expectation that the Fed would pause in its increases to the target federal funds rate, and the Fed did leave the rate unchanged for the remainder of 2006, given the slowdown in the housing market, rising interest rates and high energy prices. Although third quarter gross domestic product (GDP) growth was below expectations, investors appeared reasonably confident that the economy was moderating and not falling into a recession. Consumer spending and confidence, on the whole, did not flag any significant trouble, although by year end consumer debt levels were garnering greater attention. Warmer weather helped energy prices ease in the final months of 2006, and gasoline prices had also declined. The jobs market softened but was still in line with expectations, and inflation data reported at year end did not cause much of a stir.

PERFORMANCE ANALYSIS

The portfolio returned 7.08 percent for the 12 months ended December 31, 2006 (Class I shares). In comparison, the portfolio's benchmark, the Russell 1000(R) Growth Index, returned 9.07 percent for the period.

Relative to the Russell 1000 Growth Index, the largest performance detractor by far was the portfolio's exposure to technology stocks. An underweight allocation to large-cap technology stocks, a group that we had avoided earlier in the year based on what we considered to be unfavorable outlooks, proved disadvantageous as these stocks showed strength later in the year. Moreover, the stock price of one of the portfolio's technology holdings declined substantially after its earnings did not meet expectations and its management team lowered their earnings forecast.

In contrast, the portfolio generated outperformance relative to the Russell 1000 Growth Index in the consumer discretionary sector. Gains were driven by holdings in specialty retailers that had continued to generate strong sales even as expectations for consumer spending were weak. Additionally, selected holdings in the materials sector added value, particularly a specialty metals company that benefited from an improving outlook for its product due to stronger pricing for specialty metals.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the portfolio in the future.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2006

----------------------------------------------
                              RUSSELL
                              1000(R)
      CLASS I   CLASS II   GROWTH INDEX
       7.08%     6.77%         9.07%
----------------------------------------------

The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definition. The portfolio's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements, the portfolio's returns would have been lower.


TOP TEN HOLDINGS AS OF 12/31/06
UnitedHealth Group, Inc                              3.6%
CVS Corp.                                            2.4
Goldman Sachs Group, Inc.                            2.3
Celgene Corp.                                        2.3
Corning, Inc.                                        2.1
Gilead Sciences, Inc.                                2.0
Motorola, Inc.                                       1.9
International Business Machines Corp.                1.8
Merck & Co., Inc.                                    1.4
Walt Disney Co.                                      1.4

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 12/31/06
Communications Equipment                             7.1%
Managed Health Care                                  5.3
Biotechnology                                        5.3
Pharmaceuticals                                      5.0
Investment Banking & Brokerage                       4.8
Computer Hardware                                    4.5
Aerospace & Defense                                  3.9
Movies & Entertainment                               3.0
Drug Retail                                          3.0
Department Stores                                    2.5
Other Diversified Financial Services                 2.4
Apparel Retail                                       2.4
Semiconductor Equipment                              2.2
Semiconductors                                       2.1
Construction & Farm Machinery & Heavy Trucks         2.1
Systems Software                                     2.0
Railroads                                            1.9
Health Care Services                                 1.9
Integrated Oil & Gas                                 1.8
IT Consulting & Other Services                       1.6
Internet Software & Services                         1.5
Air Freight & Logistics                              1.4
Wireless Telecommunication Services                  1.2
Household Products                                   1.1
Specialty Stores                                     1.1
Property & Casualty Insurance                        1.1
Health Care Equipment                                1.0
Data Processing & Outsourced Services                1.0
Restaurants                                          1.0
Motorcycle Manufacturers                             1.0
Tobacco                                              1.0
Thrifts & Mortgage Finance                           1.0
Packaged Foods & Meats                               0.9
Food Retail                                          0.9
Environmental & Facilities Services                  0.9
Agricultural Products                                0.9
Oil & Gas Refining & Marketing                       0.9
Computer Storage & Peripherals                       0.8
Fertilizers & Agricultural Chemicals                 0.8
Steel                                                0.7
Soft Drinks                                          0.7
Life Sciences Tools & Services                       0.7
Broadcasting & Cable TV                              0.6
Oil & Gas Equipment & Services                       0.6
Computer & Electronics Retail                        0.6
Consumer Finance                                     0.6
Casinos & Gaming                                     0.6
Home Improvement Retail                              0.5
Application Software                                 0.5
Electronic Manufacturing Services                    0.5
Advertising                                          0.5
Oil & Gas Exploration & Production                   0.5
Home Furnishings                                     0.5
Construction Materials                               0.4
Specialized Finance                                  0.4
Industrial Conglomerates                             0.4
Life & Health Insurance                              0.4
Diversified Metals & Mining                          0.4
Internet Retail                                      0.4
Independent Power Producers & Energy Traders         0.3
Building Products                                    0.3
Health Care Distributors                             0.3
Hotels, Resorts & Cruise Lines                       0.3
Asset Management & Custody Banks                     0.2
Home Entertainment Software                          0.2
Footwear                                             0.2
Trading Companies & Distributors                     0.2
Home Furnishing Retail                               0.1
Education Services                                   0.1
                                                   -----
Total Long-Term Investments                         97.0
Short-Term Investments                               1.2
Other Assets in Excess of Liabilities                1.8
                                                   -----
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees, distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/06 - 12/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                  BEGINNING           ENDING         EXPENSES PAID
                                                                ACCOUNT VALUE      ACCOUNT VALUE    DURING PERIOD*
                                                              -----------------------------------------------------
                                                                   7/1/06            12/31/06       7/1/06-12/31/06
Class I
  Actual....................................................      $1,000.00          $1,084.26           $3.15
  Hypothetical..............................................       1,000.00           1,022.18            3.06
  (5% annual return before expenses)
Class II
  Actual....................................................       1,000.00           1,082.06            4.46
  Hypothetical..............................................       1,000.00           1,020.92            4.33
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.60% and 0.85% for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These expense ratios reflect an expense cap.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
COMMON STOCKS  97.0%
ADVERTISING  0.5%
Omnicom Group, Inc. ................     5,700     $    595,878
                                                   ------------
AEROSPACE & DEFENSE  3.9%
General Dynamics Corp. .............     8,223          611,380
Honeywell International, Inc. ......    19,100          864,084
Northrop Grumman Corp. .............    15,800        1,069,660
Precision Castparts Corp. ..........     8,520          666,946
United Technologies Corp. ..........    23,592        1,474,972
                                                   ------------
                                                      4,687,042
                                                   ------------
AGRICULTURAL PRODUCTS  0.9%
Archer-Daniels-Midland Co. .........    33,186        1,060,625
                                                   ------------
AIR FREIGHT & LOGISTICS  1.4%
FedEx Corp. ........................    15,047        1,634,405
                                                   ------------

APPAREL RETAIL  2.4%
Abercrombie & Fitch Co., Class A....     8,598          598,679
American Eagle Outfitters, Inc. ....    26,683          832,776
bebe stores, Inc. ..................    28,088          555,862
Chico's FAS, Inc. (a)...............    17,286          357,647
The Men's Wearhouse, Inc. ..........    12,074          461,951
                                                   ------------
                                                      2,806,915
                                                   ------------
APPLICATION SOFTWARE  0.5%
Citrix Systems, Inc. (a)............    22,418          606,407
                                                   ------------

ASSET MANAGEMENT & CUSTODY BANKS  0.2%
Franklin Resources, Inc. ...........     2,660          293,052
                                                   ------------
BIOTECHNOLOGY  5.3%
Amgen, Inc. (a).....................     8,517          581,796
Celgene Corp. (a)...................    47,270        2,719,443
Genentech, Inc. (a).................     7,500          608,475
Gilead Sciences, Inc. (a)...........    37,493        2,434,421
                                                   ------------
                                                      6,344,135
                                                   ------------
BROADCASTING & CABLE TV  0.6%
Comcast Corp., Class A (a)..........    17,425          737,600
                                                   ------------
BUILDING PRODUCTS  0.3%
USG Corp. (a).......................     7,342          402,342
                                                   ------------
CASINOS & GAMING  0.6%
MGM MIRAGE (a)......................    11,747          673,690
                                                   ------------
COMMUNICATIONS EQUIPMENT  7.1%
ADC Telecommunications, Inc. (a)....    24,082          349,911
Cisco Systems, Inc. (a).............    48,157        1,316,131
Corning, Inc. (a)...................   134,031        2,507,720
Harris Corp. .......................    11,818          541,974
Motorola, Inc. .....................   110,473        2,271,325
QUALCOMM, Inc. .....................    14,325          541,342
Research In Motion, Ltd. (Canada)
  (a)...............................     3,532          451,319
Tellabs, Inc. (a)...................    52,771          541,430
                                                   ------------
                                                      8,521,152
                                                   ------------
COMPUTER & ELECTRONICS RETAIL  0.6%
Best Buy Co., Inc. .................    14,450          710,796
                                                   ------------
COMPUTER HARDWARE  4.5%
Apple Computer, Inc. (a)............    18,892        1,602,797
Hewlett-Packard Co. ................    39,787     $  1,638,827
International Business Machines
  Corp. ............................    22,000        2,137,300
                                                   ------------
                                                      5,378,924
                                                   ------------
COMPUTER STORAGE & PERIPHERALS  0.8%
EMC Corp. (a).......................    73,840          974,688
                                                   ------------

CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS  2.1%
Caterpillar, Inc. ..................    22,418        1,374,896
Deere & Co. ........................     7,929          753,810
Joy Global, Inc. ...................     7,385          356,991
                                                   ------------
                                                      2,485,697
                                                   ------------
CONSTRUCTION MATERIALS  0.4%
Cemex SA de CV--ADR (Mexico)........    15,859          537,303
                                                   ------------

CONSUMER FINANCE  0.6%
First Marblehead Corp. .............    12,834          701,378
                                                   ------------

DATA PROCESSING & OUTSOURCED SERVICES  1.0%
Alliance Data Systems Corp. (a).....     7,929          495,325
Ceridian Corp. (a)..................    10,475          293,090
CheckFree Corp. (a).................    11,111          446,218
                                                   ------------
                                                      1,234,633
                                                   ------------
DEPARTMENT STORES  2.5%
Federated Department Stores,
  Inc. .............................    15,800          602,454
J.C. Penney Co., Inc. ..............    12,530          969,321
Kohl's Corp. (a)....................    11,747          803,847
Nordstrom, Inc. ....................    13,373          659,824
                                                   ------------
                                                      3,035,446
                                                   ------------
DIVERSIFIED METALS & MINING  0.4%
Southern Copper Corp. ..............     8,419          453,700
                                                   ------------

DRUG RETAIL  3.0%
CVS Corp. ..........................    93,195        2,880,657
Walgreen Co. .......................    14,293          655,906
                                                   ------------
                                                      3,536,563
                                                   ------------
EDUCATION SERVICES  0.1%
Apollo Group, Inc., Class A (a).....     4,084          159,153
                                                   ------------

ELECTRONIC MANUFACTURING SERVICES  0.5%
Jabil Circuit, Inc. ................    24,406          599,167
                                                   ------------

ENVIRONMENTAL & FACILITIES SERVICES  0.9%
Waste Management, Inc. .............    29,718        1,092,731
                                                   ------------

FERTILIZERS & AGRICULTURAL CHEMICALS  0.8%
Monsanto Co. .......................    17,283          907,876
                                                   ------------

FOOD RETAIL  0.9%
Safeway, Inc. ......................    16,723          577,947
Whole Foods Market, Inc. ...........    11,747          551,287
                                                   ------------
                                                      1,129,234
                                                   ------------
FOOTWEAR  0.2%
Nike, Inc., Class B.................     2,200          217,866
                                                   ------------

HEALTH CARE DISTRIBUTORS  0.3%
AmerisourceBergen Corp. ............     7,244          325,690
                                                   ------------

 6                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
HEALTH CARE EQUIPMENT  1.0%
Becton, Dickinson & Co. ............     5,286     $    370,813
Stryker Corp. ......................    15,957          879,390
                                                   ------------
                                                      1,250,203
                                                   ------------
HEALTH CARE SERVICES  1.9%
Caremark Rx, Inc. ..................    22,026        1,257,905
Laboratory Corp. of America Holdings
  (a)...............................     5,727          420,763
Quest Diagnostics, Inc. ............    10,475          555,175
                                                   ------------
                                                      2,233,843
                                                   ------------
HOME ENTERTAINMENT SOFTWARE  0.2%
Electronic Arts, Inc. (a)...........     5,259          264,843
                                                   ------------

HOME FURNISHING RETAIL  0.1%
Williams-Sonoma, Inc. ..............     5,384          169,273
                                                   ------------
HOME FURNISHINGS  0.5%
Tempur-Pedic International, Inc.
  (a)...............................    26,725          546,794
                                                   ------------

HOME IMPROVEMENT RETAIL  0.5%
Lowe's Cos., Inc. ..................    19,500          607,425
                                                   ------------

HOTELS, RESORTS & CRUISE LINES  0.3%
Carnival Corp. (Panama).............     6,127          300,529
                                                   ------------

HOUSEHOLD PRODUCTS  1.1%
Kimberly-Clark Corp. ...............     8,027          545,435
Procter & Gamble Co. ...............    11,785          757,422
                                                   ------------
                                                      1,302,857
                                                   ------------
INDEPENDENT POWER PRODUCERS & ENERGY
  TRADERS  0.3%
TXU Corp. ..........................     7,440          403,322
                                                   ------------
INDUSTRIAL CONGLOMERATES  0.4%
General Electric Co. ...............    13,901          517,256
                                                   ------------

INTEGRATED OIL & GAS  1.8%
ConocoPhillips......................    18,679        1,343,954
Exxon Mobil Corp. ..................    11,167          855,727
                                                   ------------
                                                      2,199,681
                                                   ------------
INTERNET RETAIL  0.4%
Expedia, Inc. (a)...................    20,586          431,894
                                                   ------------
INTERNET SOFTWARE & SERVICES  1.5%
eBay, Inc. (a)......................    40,247        1,210,227
Openwave Systems, Inc. (a)..........    59,502          549,204
                                                   ------------
                                                      1,759,431
                                                   ------------
INVESTMENT BANKING & BROKERAGE  4.8%
Bear Stearns Cos., Inc. ............     7,224        1,175,922
Goldman Sachs Group, Inc. ..........    14,066        2,804,057
Lehman Brothers Holdings, Inc. .....     3,598          281,076
Merrill Lynch & Co., Inc. ..........    15,418        1,435,416
                                                   ------------
                                                      5,696,471
                                                   ------------
IT CONSULTING & OTHER SERVICES  1.6%
Accenture, Ltd., Class A
  (Bermuda).........................    40,511        1,496,071
Infosys Technologies, Ltd.--ADR
  (India)...........................     7,440          405,927
                                                   ------------
                                                      1,901,998
                                                   ------------
LIFE & HEALTH INSURANCE  0.4%
Prudential Financial, Inc. .........     5,600          480,816
                                                   ------------

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES  0.7%
Thermo Fisher Scientific, Inc.
  (a)...............................    18,300     $    828,807
                                                   ------------

MANAGED HEALTH CARE  5.3%
Aetna, Inc. ........................    19,481          841,189
UnitedHealth Group, Inc. (b)........    79,686        4,281,529
WellPoint, Inc. (a).................    15,761        1,240,233
                                                   ------------
                                                      6,362,951
                                                   ------------
MOTORCYCLE MANUFACTURERS  1.0%
Harley-Davidson, Inc. ..............    17,200        1,212,084
                                                   ------------

MOVIES & ENTERTAINMENT  3.0%
News Corp., Class A.................    57,562        1,236,432
Time Warner, Inc. ..................    33,100          720,918
Walt Disney Co. ....................    48,571        1,664,528
                                                   ------------
                                                      3,621,878
                                                   ------------
OIL & GAS EQUIPMENT & SERVICES  0.6%
Baker Hughes, Inc. .................     9,594          716,288
                                                   ------------

OIL & GAS EXPLORATION & PRODUCTION  0.5%
XTO Energy, Inc. ...................    12,200          574,010
                                                   ------------

OIL & GAS REFINING & MARKETING  0.9%
Valero Energy Corp. ................    20,013        1,023,865
                                                   ------------

OTHER DIVERSIFIED FINANCIAL SERVICES  2.4%
Bank of America Corp. ..............    20,460        1,092,360
Citigroup, Inc. ....................    10,900          607,130
JPMorgan Chase & Co. ...............    23,558        1,137,851
                                                   ------------
                                                      2,837,341
                                                   ------------
PACKAGED FOODS & MEATS  0.9%
General Mills, Inc. ................    12,824          738,662
Kellogg Co. ........................     7,929          396,926
                                                   ------------
                                                      1,135,588
                                                   ------------
PHARMACEUTICALS  5.0%
Forest Laboratories, Inc. (a).......     8,884          449,530
Johnson & Johnson...................    13,999          924,214
Merck & Co., Inc. ..................    38,656        1,685,402
Pfizer, Inc. .......................    23,100          598,290
Schering-Plough Corp. ..............    66,326        1,567,947
Teva Pharmaceutical Industries,
  Ltd.--ADR (Israel)................     6,166          191,639
Wyeth...............................    10,181          518,416
                                                   ------------
                                                      5,935,438
                                                   ------------
PROPERTY & CASUALTY INSURANCE  1.1%
Allstate Corp. .....................     7,636          497,180
Chubb Corp. ........................     6,755          357,407
CNA Financial Corp.--GDR (a)........    10,348          417,231
                                                   ------------
                                                      1,271,818
                                                   ------------
RAILROADS  1.9%
Burlington Northern Santa Fe
  Corp. ............................    15,542        1,147,155
CSX Corp. ..........................    11,850          407,996
Norfolk Southern Corp. .............     3,133          157,559
Union Pacific Corp. ................     5,972          549,543
                                                   ------------
                                                      2,262,253
                                                   ------------
RESTAURANTS  1.0%
McDonald's Corp. ...................    27,500        1,219,075
                                                   ------------

SEMICONDUCTOR EQUIPMENT  2.2%
Applied Materials, Inc. ............    72,482        1,337,293
ASML Holding NV (Netherlands) (a)...    14,279          351,692

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

                                      NUMBER OF
DESCRIPTION                            SHARES         VALUE
---------------------------------------------------------------
SEMICONDUCTOR EQUIPMENT (CONTINUED)
KLA-Tencor Corp. ...................     5,669     $    282,033
MEMC Electronic Materials, Inc.
  (a)...............................    16,446          643,696
                                                   ------------
                                                      2,614,714
                                                   ------------
SEMICONDUCTORS  2.1%
Advanced Micro Devices, Inc. (a)....    16,250          330,687
NVIDIA Corp. (a)....................    22,588          835,982
PMC--Sierra, Inc. (a)...............   117,115          785,842
Texas Instruments, Inc. ............    20,900          601,920
                                                   ------------
                                                      2,554,431
                                                   ------------
SOFT DRINKS  0.7%
Hansen Natural Corp. (a)............    14,461          487,047
Pepsi Bottling Group, Inc. .........    11,418          352,930
                                                   ------------
                                                        839,977
                                                   ------------
SPECIALIZED FINANCE  0.4%
Nasdaq Stock Market, Inc. (a).......    16,849          518,781
                                                   ------------

SPECIALTY STORES  1.1%
Staples, Inc. ......................    48,346        1,290,838
                                                   ------------

STEEL  0.7%
Companhia Vale do Rio Doce--ADR
  (Brazil)..........................    29,837          887,352
                                                   ------------

SYSTEMS SOFTWARE  2.0%
Microsoft Corp. ....................    40,300        1,203,358
Oracle Corp. (a)....................    68,597        1,175,753
                                                   ------------
                                                      2,379,111
                                                   ------------
THRIFTS & MORTGAGE FINANCE  1.0%
Fannie Mae..........................    12,100          718,619
Radian Group, Inc. .................     8,810          474,947
                                                   ------------
                                                      1,193,566
                                                   ------------
TOBACCO  1.0%
Altria Group, Inc. .................    14,100        1,210,062
                                                   ------------
TRADING COMPANIES & DISTRIBUTORS  0.2%
Fastenal Co. .......................     5,908     $    211,979
                                                   ------------

WIRELESS TELECOMMUNICATION SERVICES  1.2%
America Movil SA de CV, Ser L--ADR
  (Mexico)..........................    18,796          849,955
Sprint Nextel Corp. ................    31,600          596,924
                                                   ------------
                                                      1,446,879
                                                   ------------
TOTAL LONG-TERM INVESTMENTS  97.0%
(Cost $102,278,747)............................     116,059,810
                                                   ------------

REPURCHASE AGREEMENTS  1.2%
Citigroup Global Markets, Inc. ($301,775 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  5.23%, dated 12/29/06, to be sold on 01/02/07
  at $301,951).................................         301,775
State Street Bank & Trust Co. ($1,175,225 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  5.08%, dated 12/29/06, to be sold on 01/02/07
  at $1,175,888)...............................       1,175,225
                                                   ------------

TOTAL REPURCHASE AGREEMENTS  1.2%
  (Cost $1,477,000)............................       1,477,000
                                                   ------------

TOTAL INVESTMENTS  98.2%
  (Cost $103,755,747)..........................     117,536,810
OTHER ASSETS IN EXCESS OF LIABILITIES  1.8%....       2,082,440
                                                   ------------

NET ASSETS  100.0%.............................    $119,619,250
                                                   ============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

(b) All or a portion of this security has been physically segregated in connection with open futures contracts.

ADR--American Depositary Receipt

GDR--Global Depositary Receipt

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2006:

                                                                              UNREALIZED
                                                                             APPRECIATION/
LONG CONTRACTS:                                                 CONTRACTS    DEPRECIATION
S&P 500 Index Futures, March 2007
  (Current Notional Value of $357,100 per contract).........        5           $ 1,921
S&P Mini 500 Index Futures, March 2007
  (Current Notional Value of $71,420 per contract)..........       25            (9,453)
                                                                   --           -------
                                                                   30           $(7,532)
                                                                   ==           =======

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2006

ASSETS:
Total Investments (Cost $103,755,747).......................    $117,536,810
Cash........................................................              71
Receivables:
  Investments Sold..........................................       7,999,032
  Dividends.................................................          92,015
  Interest..................................................             629
  Portfolio Shares Sold.....................................             361
Other.......................................................         229,327
                                                                ------------
    Total Assets............................................     125,858,245
                                                                ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       5,835,581
  Investment Advisory Fee...................................          52,560
  Portfolio Shares Repurchased..............................          25,472
  Variation Margin on Futures...............................          13,500
  Distributor and Affiliates................................           9,169
Trustees' Deferred Compensation and Retirement Plans........         234,668
Accrued Expenses............................................          68,045
                                                                ------------
    Total Liabilities.......................................       6,238,995
                                                                ------------
NET ASSETS..................................................    $119,619,250
                                                                ============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................    $151,472,119
Net Unrealized Appreciation.................................      13,773,531
Accumulated Undistributed Net Investment Income.............         228,773
Accumulated Net Realized Loss...............................     (45,855,173)
                                                                ------------
NET ASSETS..................................................    $119,619,250
                                                                ============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $99,058,514 and
  6,359,913 shares of beneficial interest issued and
  outstanding)..............................................    $      15.58
                                                                ============
  Class II Shares (Based on net assets of $20,560,736 and
  1,320,539 shares of beneficial interest issued and
  outstanding)..............................................    $      15.57
                                                                ============

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2006

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $6,048)......    $ 1,133,577
Interest....................................................        108,079
                                                                -----------
    Total Income............................................      1,241,656
                                                                -----------
EXPENSES:
Investment Advisory Fee.....................................        629,335
Distribution (12b-1) and Service Fees.......................         52,338
Reports to Shareholders.....................................         49,883
Accounting and Administrative Expenses......................         42,903
Trustees' Fees and Related Expenses.........................         39,749
Custody.....................................................         31,522
Professional Fees...........................................         25,968
Transfer Agent Fees.........................................         16,837
Other.......................................................         13,211
                                                                -----------
    Total Expenses..........................................        901,746
    Investment Advisory Fee Reduction.......................         93,937
    Less Credits Earned on Cash Balances....................            269
                                                                -----------
    Net Expenses............................................        807,540
                                                                -----------
NET INVESTMENT INCOME.......................................    $   434,116
                                                                ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................    $15,130,803
  Futures...................................................         70,284
  Foreign Currency Transactions.............................              2
                                                                -----------
Net Realized Gain...........................................     15,201,089
                                                                -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     21,232,180
                                                                -----------
  End of the Period:
    Investments.............................................     13,781,063
    Futures.................................................         (7,532)
                                                                -----------
                                                                 13,773,531
                                                                -----------
Net Unrealized Depreciation During the Period...............     (7,458,649)
                                                                -----------
NET REALIZED AND UNREALIZED GAIN............................    $ 7,742,440
                                                                ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $ 8,176,556
                                                                ===========

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                     FOR THE                 FOR THE
                                                                   YEAR ENDED              YEAR ENDED
                                                                DECEMBER 31, 2006       DECEMBER 31, 2005
                                                                -----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................      $    434,116            $    506,747
Net Realized Gain...........................................        15,201,089               4,968,561
Net Unrealized Appreciation/Depreciation During the
  Period....................................................        (7,458,649)              4,810,606
                                                                  ------------            ------------
Change in Net Assets from Operations........................         8,176,556              10,285,914
                                                                  ------------            ------------

Distributions from Net Investment Income:
  Class I Shares............................................          (463,679)               (875,117)
  Class II Shares...........................................           (39,015)                (93,325)
                                                                  ------------            ------------
Total Distributions.........................................          (502,694)               (968,442)
                                                                  ------------            ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........         7,673,862               9,317,472
                                                                  ------------            ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................         5,296,211               6,479,138
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................           502,694                 968,442
Cost of Shares Repurchased..................................       (27,592,710)            (30,031,822)
                                                                  ------------            ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........       (21,793,805)            (22,584,242)
                                                                  ------------            ------------
TOTAL DECREASE IN NET ASSETS................................       (14,119,943)            (13,266,770)
NET ASSETS:
Beginning of the Period.....................................       133,739,193             147,005,963
                                                                  ------------            ------------
End of the Period (Including accumulated undistributed net
  investment income of $228,771 and $305,190,
  respectively).............................................      $119,619,250            $133,739,193
                                                                  ============            ============

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                  YEAR ENDED DECEMBER 31,
CLASS I SHARES                                                  -----------------------------------------------------------
                                                                 2006         2005         2004         2003         2002
                                                                -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $14.60       $13.60       $13.12       $10.48       $ 14.89
                                                                ------       ------       ------       ------       -------
  Net Investment Income.....................................      0.06(a)      0.06         0.10         0.05          0.06
  Net Realized and Unrealized Gain/Loss.....................      0.98         1.04         0.43         2.65         (4.41)
                                                                ------       ------       ------       ------       -------
Total from Investment Operations............................      1.04         1.10         0.53         2.70         (4.35)
Less Distributions from Net Investment Income...............      0.06         0.10         0.05         0.06          0.06
                                                                ------       ------       ------       ------       -------
NET ASSET VALUE, END OF THE PERIOD..........................    $15.58       $14.60       $13.60       $13.12       $ 10.48
                                                                ======       ======       ======       ======       =======

Total Return*...............................................     7.08%        8.15%        4.05%       25.88%       -29.33%
Net Assets at End of the Period (In millions)...............    $ 99.1       $112.9       $126.7       $140.0       $ 121.3
Ratio of Expenses to Average Net Assets*....................     0.60%        0.60%        0.60%        0.60%         0.60%
Ratio of Net Investment Income to Average Net Assets*.......     0.39%        0.41%        0.68%        0.40%         0.45%
Portfolio Turnover..........................................      110%          43%         155%         145%           97%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................     0.68%        0.68%        0.63%        0.64%         0.67%
   Ratio of Net Investment Income to Average Net Assets.....     0.31%        0.33%        0.65%        0.36%         0.38%

(a) Based on average shares outstanding.

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

FINANCIAL HIGHLIGHTS continued

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                  YEAR ENDED DECEMBER 31,
CLASS II SHARES                                                 -----------------------------------------------------------
                                                                 2006         2005         2004         2003         2002
                                                                -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $14.60       $13.60       $13.12       $10.47       $ 14.89
                                                                ------       ------       ------       ------       -------
  Net Investment Income.....................................      0.02(a)      0.02         0.06         0.02          0.02
  Net Realized and Unrealized Gain/Loss.....................      0.98         1.04         0.44         2.66         (4.42)
                                                                ------       ------       ------       ------       -------
Total from Investment Operations............................      1.00         1.06         0.50         2.68         (4.40)
Less Distributions from Net Investment Income...............      0.03         0.06         0.02         0.03          0.02
                                                                ------       ------       ------       ------       -------
NET ASSET VALUE, END OF THE PERIOD..........................    $15.57       $14.60       $13.60       $13.12       $ 10.47
                                                                ======       ======       ======       ======       =======

Total Return* (b)...........................................     6.77%        7.88%        3.79%       25.68%       -29.58%
Net Assets at End of the Period (In millions)...............    $ 20.6       $ 20.9       $ 20.3       $ 17.5       $   9.1
Ratio of Expenses to Average Net Assets*....................     0.85%        0.85%        0.85%        0.85%         0.85%
Ratio of Net Investment Income to Average Net Assets*.......     0.14%        0.16%        0.46%        0.17%         0.20%
Portfolio Turnover..........................................      110%          43%         155%         145%           97%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................     0.93%        0.93%        0.88%        0.89%         0.92%
   Ratio of Net Investment Income to Average Net Assets.....     0.06%        0.08%        0.43%        0.13%         0.13%

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

See Notes to Financial Statements                                             13

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Enterprise Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek capital appreciation by investing principally in common stocks of growth companies. The Portfolio commenced investment operations on April 7, 1986. The Portfolio offers Class I and Class II shares. Each class of shares differs by the allocation of class specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Unlisted securities and listed securities for which the last sale price is not available are valued at the mean of the bid and asked prices or, if not available, their fair value as determined in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements, which are short-term investments whereby the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

    The Portfolio intends to utilize provisions of the federal income tax law which allow the Portfolio to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Portfolio utilized capital losses carried forward of $14,871,311. At December 31, 2006, the Portfolio had an accumulated capital loss carryforward for tax purposes of $45,799,779, which will expire according to the following schedule:

AMOUNT                                                             EXPIRATION
$ 5,656,154.................................................    December 31, 2009
 39,095,738.................................................    December 31, 2010
  1,047,887.................................................    December 31, 2011

    At December 31, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $103,818,675
                                                                ============
Gross tax unrealized appreciation...........................    $ 16,840,121
Gross tax unrealized depreciation...........................      (3,121,986)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 13,718,135
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends annually from net investment income, and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term gains and a portion of futures gains are included in ordinary income for tax purposes.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

    The tax character of distributions paid during the years ended December 31, 2006 and 2005 was as follows:

                                                                  2006           2005
Distributions paid from:
  Ordinary income...........................................    $502,694       $968,442
  Long-term capital gain....................................         -0-            -0-
                                                                --------       --------
                                                                $502,694       $968,442
                                                                ========       ========

    Permanent differences, primarily due to the Portfolio's investment in other regulated investment companies, resulted in the following reclassifications among the Portfolio's components of net assets at December 31, 2006:

 ACCUMULATED UNDISTRIBUTED   ACCUMULATED NET
   NET INVESTMENT INCOME      REALIZED LOSS    CAPITAL
        $(7,839)                 $7,839         $-0-

    As of December 31, 2006, the component of distributable earnings on a tax basis was as follows:

Undistributed ordinary income...............................    $436,684

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions and gains or losses recognized for tax purposes on open futures positions on December 31, 2006.

F. EXPENSE REDUCTIONS During the year ended December 31, 2006, the Portfolio's custody fee was reduced by $269 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Portfolio and two other portfolios of the Trust (the "Combined Portfolio"), the Portfolio pays the Adviser a monthly fee based upon its share of a fee computed based upon an annual rate applied to the combined average daily net assets of the Combined Portfolio as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Next $500 million...........................................       .45%
Over $1 billion.............................................       .40%

    The effective management fee based on the average daily net assets of the Combined Portfolio for the year ended December 31, 2006 was .50%.

    Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percentage of average daily net assets in excess of .60% and .85% for Class I and II Shares, respectively. For the year ended December 31, 2006, the Adviser waived approximately $93,900 of its advisory fees. This waiver is voluntary and can be discontinued at any time.

    For the year ended December 31, 2006, the Portfolio recognized expenses of approximately $2,800 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the year ended December 31, 2006, the Portfolio recognized expenses of approximately $19,100 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2006, the Portfolio recognized expenses of approximately $15,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

Investments in such funds of $132,610 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2006 and 2005, transactions were as follows:

                                                                         FOR THE                          FOR THE
                                                                        YEAR ENDED                       YEAR ENDED
                                                                    DECEMBER 31, 2006                DECEMBER 31, 2005
                                                                --------------------------       --------------------------
                                                                  SHARES         VALUE             SHARES         VALUE
Sales:
  Class I...................................................       184,424    $  2,730,307          247,778    $  3,378,267
  Class II..................................................       172,263       2,565,904          226,914       3,100,871
                                                                ----------    ------------       ----------    ------------
Total Sales.................................................       356,687    $  5,296,211          474,692    $  6,479,138
                                                                ==========    ============       ==========    ============
Dividend Reinvestment:
  Class I...................................................        30,485    $    463,679           66,548    $    875,117
  Class II..................................................         2,562          39,015            7,086          93,325
                                                                ----------    ------------       ----------    ------------
Total Dividend Reinvestment.................................        33,047    $    502,694           73,634    $    968,442
                                                                ==========    ============       ==========    ============
Repurchases:
  Class I...................................................    (1,585,464)   $(23,416,086)      (1,899,736)   $(25,948,233)
  Class II..................................................      (284,237)     (4,176,624)        (298,789)     (4,083,589)
                                                                ----------    ------------       ----------    ------------
Total Repurchases...........................................    (1,869,701)   $(27,592,710)      (2,198,525)   $(30,031,822)
                                                                ==========    ============       ==========    ============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $136,081,136 and $159,532,826, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Portfolio may use derivative instruments for a variety of reasons, such as to attempt to protect the Portfolio against possible changes in the market value of its portfolio or to generate potential gain. All of the Portfolio's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    During the period, the Portfolio invested in futures contracts, a type of derivative. A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Portfolio generally invests in exchange traded stock index futures. These contracts are generally used as a substitute for purchasing and selling specific securities. Upon entering into futures contracts, the Portfolio maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended December 31, 2006, were as follows:

                                                                CONTRACTS
Outstanding at December 31, 2005............................         5
Futures Opened..............................................       475
Futures Closed..............................................      (450)
                                                                  ----
Outstanding at December 31, 2006............................        30
                                                                  ====

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Portfolio are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class II Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid monthly.

7. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Portfolio will incorporate FIN 48 in its semi annual report on June 30, 2007. The impact to the Portfolio's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio's financial statement disclosures.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Enterprise Portfolio

    We have audited the accompanying statement of assets and liabilities of Van Kampen Life Investment Trust Enterprise Portfolio (one of the portfolios constituting the Life Investment Trust (the "Portfolio")), including the portfolio of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Enterprise Portfolio of the Life Investment Trust at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 9, 2007

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Portfolio during its taxable year ended December 31, 2006. For corporate shareholders, 100% of the distributions qualify for the dividend received deductions. In January, the Portfolio provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

TRUSTEES AND OFFICERS

The business and affairs of the Portfolio are managed under the direction of the Portfolio's Board of Trustees and the Portfolio's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Portfolio and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                           NUMBER OF
                                                 TERM OF                                    FUNDS IN
                                                OFFICE AND                                    FUND
                               POSITION(S)      LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS           HELD WITH          TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE          PORTFOLIO         SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE
David C. Arch (61)             Trustee          Trustee       Chairman and Chief               72        Trustee/Director/Managing
Blistex Inc.                                    since 2003    Executive Officer of                       General Partner of funds
1800 Swift Drive                                              Blistex Inc., a consumer                   in the Fund Complex.
Oak Brook, IL 60523                                           health care products
                                                              manufacturer. Director of
                                                              the Heartland Alliance, a
                                                              nonprofit organization
                                                              serving human needs based
                                                              in Chicago. Director of
                                                              St. Vincent de Paul
                                                              Center, a Chicago based
                                                              day care facility serving
                                                              the children of low
                                                              income families. Board
                                                              member of the Illinois
                                                              Manufacturers'
                                                              Association.

Jerry D. Choate (68)           Trustee          Trustee       Prior to January 1999,           72        Trustee/Director/Managing
33971 Selva Road                                since 1999    Chairman and Chief                         General Partner of funds
Suite 130                                                     Executive Officer of the                   in the Fund Complex.
Dana Point, CA 92629                                          Allstate Corporation                       Director of Amgen Inc., a
                                                              ("Allstate") and Allstate                  biotechnological company,
                                                              Insurance Company. Prior                   and Director of Valero
                                                              to January 1995,                           Energy Corporation, an
                                                              President and Chief                        independent refining
                                                              Executive Officer of                       company.
                                                              Allstate. Prior to August
                                                              1994, various management
                                                              positions at Allstate.

Rod Dammeyer (66)              Trustee          Trustee       President of CAC, L.L.C.,        72        Trustee/Director/Managing
CAC, L.L.C.                                     since 2003    a private company                          General Partner of funds
4350 LaJolla Village Drive                                    offering capital                           in the Fund Complex.
Suite 980                                                     investment and management                  Director of Quidel
San Diego, CA 92122-6223                                      advisory services. Prior                   Corporation, Stericycle,
                                                              to February 2001, Vice                     Inc., Ventana Medical
                                                              Chairman and Director of                   Systems, Inc., and GATX
                                                              Anixter International,                     Corporation, and Trustee
                                                              Inc., a global                             of The Scripps Research
                                                              distributor of wire,                       Institute. Prior to
                                                              cable and communications                   January 2005, Trustee of
                                                              connectivity products.                     the University of Chicago
                                                              Prior to July 2000,                        Hospitals and Health
                                                              Managing Partner of                        Systems. Prior to April
                                                              Equity Group Corporate                     2004, Director of
                                                              Investment (EGI), a                        TheraSense, Inc. Prior to
                                                              company that makes                         January 2004, Director of
                                                              private investments in                     TeleTech Holdings Inc.
                                                              other companies.                           and Arris Group, Inc.
                                                                                                         Prior to May 2002,
                                                                                                         Director of Peregrine
                                                                                                         Systems Inc. Prior to
                                                                                                         February 2001, Director
                                                                                                         of IMC Global Inc. Prior
                                                                                                         to July 2000, Director of
                                                                                                         Allied Riser
                                                                                                         Communications Corp.,
                                                                                                         Matria Healthcare Inc.,
                                                                                                         Transmedia Networks,
                                                                                                         Inc., CNA Surety, Corp.
                                                                                                         and Grupo Azcarero Mexico
                                                                                                         (GAM).

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

TRUSTEES AND OFFICERS continued

                                                                                                 NUMBER OF
                                                       TERM OF                                    FUNDS IN
                                                      OFFICE AND                                    FUND
                                    POSITION(S)       LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS                HELD WITH           TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN
OF INDEPENDENT TRUSTEE               PORTFOLIO          SERVED      DURING PAST 5 YEARS          BY TRUSTEE

Linda Hutton Heagy (58)           Trustee             Trustee       Managing Partner of              72
Heidrick & Struggles                                  since 1995    Heidrick & Struggles, an
233 South Wacker Drive                                              executive search firm.
Suite 7000                                                          Trustee on the University
Chicago, IL 60606                                                   of Chicago Hospitals
                                                                    Board, Vice Chair of the
                                                                    Board of the YMCA of
                                                                    Metropolitan Chicago and
                                                                    a member of the Women's
                                                                    Board of the University
                                                                    of Chicago. Prior to
                                                                    1997, Partner of Ray &
                                                                    Berndtson, Inc., an
                                                                    executive recruiting
                                                                    firm. Prior to 1996,
                                                                    Trustee of The
                                                                    International House
                                                                    Board, a fellowship and
                                                                    housing organization for
                                                                    international graduate
                                                                    students. Prior to 1995,
                                                                    Executive Vice President
                                                                    of ABN AMRO, N.A., a bank
                                                                    holding company. Prior to
                                                                    1990, Executive Vice
                                                                    President of The Exchange
                                                                    National Bank.

R. Craig Kennedy (54)             Trustee             Trustee       Director and President of        72
1744 R Street, NW                                     since 1995    the German Marshall Fund
Washington, DC 20009                                                of the United States, an
                                                                    independent U.S.
                                                                    foundation created to
                                                                    deepen understanding,
                                                                    promote collaboration and
                                                                    stimulate exchanges of
                                                                    practical experience
                                                                    between Americans and
                                                                    Europeans. Formerly,
                                                                    advisor to the Dennis
                                                                    Trading Group Inc., a
                                                                    managed futures and
                                                                    option company that
                                                                    invests money for
                                                                    individuals and
                                                                    institutions. Prior to
                                                                    1992, President and Chief
                                                                    Executive Officer,
                                                                    Director and member of
                                                                    the Investment Committee
                                                                    of the Joyce Foundation,
                                                                    a private foundation.

Howard J Kerr (71)                Trustee             Trustee       Prior to 1998, President         72
14 Huron Trace                                        since 2003    and Chief Executive
Galena, IL 61036                                                    Officer of Pocklington
                                                                    Corporation, Inc., an
                                                                    investment holding
                                                                    company. Director of the
                                                                    Marrow Foundation.

Jack E. Nelson (70)               Trustee             Trustee       President of Nelson              72
423 Country Club Drive                                since 1995    Investment Planning
Winter Park, FL 32789                                               Services, Inc., a
                                                                    financial planning
                                                                    company and registered
                                                                    investment adviser in the
                                                                    State of Florida.
                                                                    President of Nelson Ivest
                                                                    Brokerage Services Inc.,
                                                                    a member of the NASD,
                                                                    Securities Investors
                                                                    Protection Corp. and the
                                                                    Municipal Securities
                                                                    Rulemaking Board.
                                                                    President of Nelson Sales
                                                                    and Services Corporation,
                                                                    a marketing and services
                                                                    company to support
                                                                    affiliated companies.

Hugo F. Sonnenschein (66)         Trustee             Trustee       President Emeritus and           72
1126 E. 59th Street                                   since 2003    Honorary Trustee of the
Chicago, IL 60637                                                   University of Chicago and
                                                                    the Adam Smith
                                                                    Distinguished Service
                                                                    Professor in the
                                                                    Department of Economics
                                                                    at the University of
                                                                    Chicago. Prior to July
                                                                    2000, President of the
                                                                    University of Chicago.
                                                                    Trustee of the University
                                                                    of Rochester and a member
                                                                    of its investment
                                                                    committee. Member of the
                                                                    National Academy of
                                                                    Sciences, the American
                                                                    Philosophical Society and
                                                                    a fellow of the American
                                                                    Academy of Arts and
                                                                    Sciences.


NAME, AGE AND ADDRESS           OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE          HELD BY TRUSTEE

Linda Hutton Heagy (58)         Trustee/Director/Managing
Heidrick & Struggles            General Partner of funds
233 South Wacker Drive          in the Fund Complex.
Suite 7000
Chicago, IL 60606

R. Craig Kennedy (54)           Trustee/Director/Managing
1744 R Street, NW               General Partner of funds
Washington, DC 20009            in the Fund Complex.

Howard J Kerr (71)              Trustee/Director/Managing
14 Huron Trace                  General Partner of funds
Galena, IL 61036                in the Fund Complex.
                                Director of the Lake
                                Forest Bank & Trust.

Jack E. Nelson (70)             Trustee/Director/Managing
423 Country Club Drive          General Partner of funds
Winter Park, FL 32789           in the Fund Complex.

Hugo F. Sonnenschein (66)       Trustee/Director/Managing
1126 E. 59th Street             General Partner of funds
Chicago, IL 60637               in the Fund Complex.
                                Director of Winston
                                Laboratories, Inc.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

TRUSTEES AND OFFICERS continued

                                                                                             NUMBER OF
                                                   TERM OF                                    FUNDS IN
                                                  OFFICE AND                                    FUND
                                    POSITION(S)   LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS                HELD WITH       TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               PORTFOLIO      SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (65)    Trustee         Trustee       Chief Communications             72        Trustee/Director/Managing
815 Cumberstone Road                              since 1999    Officer of the National                    General Partner of funds
Harwood, MD 20776                                               Academy of                                 in the Fund Complex.
                                                                Sciences/National                          Director of Fluor Corp.,
                                                                Research Council, an                       an engineering,
                                                                independent, federally                     procurement and
                                                                chartered policy                           construction
                                                                institution, from 2001 to                  organization, since
                                                                November 2003 and Chief                    January 2004 and Director
                                                                Operating Officer from                     of Neurogen Corporation,
                                                                1993 to 2001. Director of                  a pharmaceutical company,
                                                                the Institute for Defense                  since January 1998.
                                                                Analyses, a federally
                                                                funded research and
                                                                development center,
                                                                Director of the German
                                                                Marshall Fund of the
                                                                United States, Director
                                                                of the Rocky Mountain
                                                                Institute and Trustee of
                                                                Colorado College. Prior
                                                                to 1993, Executive
                                                                Director of the
                                                                Commission on Behavioral
                                                                and Social Sciences and
                                                                Education at the National
                                                                Academy of
                                                                Sciences/National
                                                                Research Council. From
                                                                1980 through 1989,
                                                                Partner of Coopers &
                                                                Lybrand.

                                                                                         NUMBER OF
                                               TERM OF                                    FUNDS IN
                                              OFFICE AND                                    FUND
                            POSITION(S)       LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS        HELD WITH           TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN         OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE        PORTFOLIO          SERVED      DURING PAST 5 YEARS          BY TRUSTEE        HELD BY TRUSTEE
Wayne W. Whalen* (67)     Trustee             Trustee       Partner in the law firm          72            Trustee/Director/Managing
333 West Wacker Drive                         since 1995    of Skadden, Arps, Slate,                       General Partner of funds
Chicago, IL 60606                                           Meagher & Flom LLP, legal                      in the Fund Complex.
                                                            counsel to funds in the                        Director of the Abraham
                                                            Fund Complex.                                  Lincoln Presidential
                                                                                                           Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN LIFE INVESTMENT TRUST ENTERPRISE PORTFOLIO

TRUSTEES AND OFFICERS continued

                                                           TERM OF
                                                          OFFICE AND
                                     POSITION(S)          LENGTH OF
NAME, AGE AND                         HELD WITH              TIME       PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                    PORTFOLIO             SERVED      DURING PAST 5 YEARS
Ronald E. Robison (68)         President and              Officer       President of funds in the
1221 Avenue of the Americas    Principal Executive        since 2003    Fund Complex since
New York, NY 10020             Officer                                  September 2005, and
                                                                        Principal Executive
                                                                        Officer of funds in the
                                                                        Fund Complex since May
                                                                        2003. Managing Director
                                                                        of Van Kampen Advisors
                                                                        Inc. since June 2003.
                                                                        Director of Investor
                                                                        Services since September
                                                                        2002. Director of the
                                                                        Adviser, Van Kampen
                                                                        Investments and Van
                                                                        Kampen Exchange Corp.
                                                                        since January 2005.
                                                                        Managing Director of
                                                                        Morgan Stanley and Morgan
                                                                        Stanley & Co.
                                                                        Incorporated. Managing
                                                                        Director and Director of
                                                                        Morgan Stanley Investment
                                                                        Management Inc. Chief
                                                                        Administrative Officer,
                                                                        Managing Director and
                                                                        Director of Morgan
                                                                        Stanley Investment
                                                                        Advisors Inc. and Morgan
                                                                        Stanley Services Company
                                                                        Inc. Managing Director
                                                                        and Director of Morgan
                                                                        Stanley Distributors Inc.
                                                                        and Morgan Stanley
                                                                        Distribution Inc. Chief
                                                                        Executive Officer and
                                                                        Director of Morgan
                                                                        Stanley Trust. Executive
                                                                        Vice President and
                                                                        Principal Executive
                                                                        Officer of the
                                                                        Institutional and Retail
                                                                        Morgan Stanley Funds.
                                                                        Director of Morgan
                                                                        Stanley SICAV.
                                                                        Previously, Chief Global
                                                                        Operations Officer of
                                                                        Morgan Stanley Investment
                                                                        Management Inc. and
                                                                        Executive Vice President
                                                                        of funds in the Fund
                                                                        Complex from May 2003 to
                                                                        September 2005.

Dennis Shea (53)               Vice President             Officer       Managing Director of
1221 Avenue of the Americas                               since 2006    Morgan Stanley Investment
New York, NY 10020                                                      Advisors Inc., Morgan
                                                                        Stanley Investment
                                                                        Management Inc., the
                                                                        Adviser and Van Kampen
                                                                        Advisors Inc. Chief
                                                                        Investment Officer-Global
                                                                        Equity of the same
                                                                        entities since February
                                                                        2006. Vice President of
                                                                        Morgan Stanley
                                                                        Institutional and Retail
                                                                        Funds since February
                                                                        2006. Vice President of
                                                                        funds in the Fund Complex
                                                                        since March 2006.
                                                                        Previously, Managing
                                                                        Director and Director of
                                                                        Global Equity Research at
                                                                        Morgan Stanley from April
                                                                        2000 to February 2006.

J. David Germany (52)          Vice President             Officer       Managing Director of
25 Cabot Square,                                          since 2006    Morgan Stanley Investment
Canary Wharf                                                            Advisors Inc., Morgan
London, GBR E14 4QA                                                     Stanley Investment
                                                                        Management Inc., the
                                                                        Adviser and Van Kampen
                                                                        Advisors Inc. Chief
                                                                        Investment Officer -
                                                                        Global Fixed Income of
                                                                        the same entities since
                                                                        December 2005. Managing
                                                                        Director and Director of
                                                                        Morgan Stanley Investment
                                                                        Management Ltd. Director
                                                                        of Morgan Stanley
                                                                        Investment Management
                                                                        (ACD) Limited since
                                                                        December 2003. Vice
                                                                        President of Morgan
                                                                        Stanley Institutional and
                                                                        Retail Funds since
                                                                        February 2006. Vice
                                                                        President of funds in the
                                                                        Fund Complex since March
                                                                        2006.

Amy R. Doberman (44)           Vice President             Officer       Managing Director and
1221 Avenue of the Americas                               since 2004    General Counsel - U.S.
New York, NY 10020                                                      Investment Management;
                                                                        Managing Director of
                                                                        Morgan Stanley Investment
                                                                        Management Inc., Morgan
                                                                        Stanley Investment
                                                                        Advisors Inc. and the
                                                                        Adviser. Vice President
                                                                        of the Morgan Stanley
                                                                        Institutional and Retail
                                                                        Funds since July 2004 and
                                                                        Vice President of funds
                                                                        in the Fund Complex since
                                                                        August 2004. Previously,
                                                                        Managing Director and
                                                                        General Counsel of
                                                                        Americas, UBS Global
                                                                        Asset Management from
                                                                        July 2000 to July 2004
                                                                        and General Counsel of
                                                                        Aeltus Investment
                                                                        Management, Inc. from
                                                                        January 1997 to July
                                                                        2000.

Stefanie V. Chang (40)         Vice President             Officer       Executive Director of
1221 Avenue of the Americas    and Secretary              since 2003    Morgan Stanley Investment
New York, NY 10020                                                      Management Inc. Vice
                                                                        President and Secretary
                                                                        of funds in the Fund
                                                                        Complex.

John L. Sullivan (51)          Chief Compliance           Officer       Chief Compliance Officer
1 Parkview Plaza               Officer                    since 1996    of funds in the Fund
Oakbrook Terrace, IL 60181                                              Complex since August
                                                                        2004. Prior to August
                                                                        2004, Director and
                                                                        Managing Director of Van
                                                                        Kampen Investments, the
                                                                        Adviser, Van Kampen
                                                                        Advisors Inc. and certain
                                                                        other subsidiaries of Van
                                                                        Kampen Investments, Vice
                                                                        President, Chief
                                                                        Financial Officer and
                                                                        Treasurer of funds in the
                                                                        Fund Complex and head of
                                                                        Fund Accounting for
                                                                        Morgan Stanley Investment
                                                                        Management Inc. Prior to
                                                                        December 2002, Executive
                                                                        Director of Van Kampen
                                                                        Investments, the Adviser
                                                                        and Van Kampen Advisors
                                                                        Inc.

James W. Garrett (38)          Chief Financial Officer    Officer       Managing Director of
1221 Avenue of the Americas    and Treasurer              since 2006    Morgan Stanley Investment
New York, NY 10020                                                      Management Inc. since
                                                                        December 2006; Chief
                                                                        Financial Officer and
                                                                        Treasurer of Morgan
                                                                        Stanley Institutional
                                                                        Funds since 2002 and of
                                                                        funds in the Fund Complex
                                                                        from January 2005 to
                                                                        August 2005 and since
                                                                        September 2006.
                                                                        Previously, Executive
                                                                        Director of Morgan
                                                                        Stanley Investment
                                                                        Management Inc. from 2002
                                                                        to December 2006.

  Van Kampen Life Investment Trust Enterprise Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Enterprise Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Portfolio trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                LITANRENT 2/07
  (VAN KAMPEN INVESTMENTS LOGO)                             RN07-00462P-Y12/06

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Growth and Income Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 12/31/06

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the Russell 1000 Value Index, the Russell 1000 Index and the Standard and Poor's 500 Index from 12/31/96 through 12/31/06 for Class I shares.
(LINE GRAPH)

                                           VAN KAMPEN LIT
                                          GROWTH & INCOME       RUSSELL 1000 VALUE
                                             PORTFOLIO                INDEX              S&P 500 INDEX        RUSSELL 1000 INDEX
                                          ---------------       ------------------       -------------        ------------------
12/96                                          10000                  10000                  10000                  10000
                                               10155                  10256                  10269                  10155
                                               11600                  11768                  12060                  11862
                                               12515                  12940                  12963                  12898
12/97                                          12390                  13518                  13336                  13285
                                               14063                  15094                  15197                  15061
                                               14298                  15162                  15699                  15438
                                               12794                  13405                  14137                  13846
12/98                                          14820                  15631                  17146                  16875
                                               14527                  15855                  18001                  17571
                                               16332                  17643                  19270                  18823
                                               15197                  15915                  18066                  17580
12/99                                          16745                  16780                  20754                  20404
                                               17912                  16860                  21230                  21295
                                               17603                  16070                  20666                  20564
                                               19404                  17333                  20464                  20711
12/00                                          19984                  17957                  18863                  18815
                                               18337                  16905                  16627                  16451
                                               19462                  17731                  17600                  17489
                                               17532                  15789                  15017                  14825
12/01                                          18823                  16953                  16623                  16473
                                               19713                  17647                  16670                  16594
                                               18100                  16143                  14437                  14361
                                               14850                  13113                  11943                  11932
12/02                                          16093                  14321                  12951                  12906
                                               15289                  13625                  12543                  12527
                                               17765                  15978                  14474                  14498
                                               18188                  16308                  14856                  14932
12/03                                          20603                  18622                  16666                  16763
                                               20992                  19186                  16948                  17082
                                               21321                  19355                  17239                  17322
                                               21382                  19654                  16917                  17008
12/04                                          23566                  21694                  18479                  18675
                                               23528                  21713                  18082                  18319
                                               24097                  22076                  18330                  18695
                                               25501                  22934                  18990                  19433
12/05                                          25919                  23224                  19387                  19845
                                               26689                  24602                  20202                  20737
                                               26717                  24747                  19911                  20393
                                               28292                  26287                  21040                  21424
12/06                                          30127                  28390                  22448                  22914

 ---------------------------------------------------------------------------
 AVERAGE ANNUAL                CLASS I SHARES         CLASS II SHARES
 TOTAL RETURNS                 since 12/23/96          since 9/18/00

 Since Inception                   11.60%                  7.33%

 10-year                           11.66                     --

 5-year                             9.86                   9.59

 1-year                            16.23                  15.97
 ---------------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower.

The Russell 1000 Value Index is an unmanaged index that measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 1000 Index is generally representative of the U.S. market for large-capitalization stocks. The S&P 500 Stock Index is generally representative of the U.S. stock market. The indexes do not include any expenses, fees or sales charges, which would lower performance. The indexes are unmanaged and should not be considered an investment.

Based on the portfolio's asset composition, the portfolio's investment adviser believes the Russell 1000 Value Index is a more appropriate broad-based benchmark for the portfolio than the Standard & Poor's 500 Index and the Russell 1000 Index. Accordingly, the Standard & Poor's 500 Index and Russell 1000 Index will not be shown in future reports of the portfolio.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2006

MARKET CONDITIONS

Stock markets advanced for the 12 months ended December 31, 2006, as investors grew less anxious about the condition of the U.S. economy. However, the period was not without turbulence. Against a backdrop of monetary tightening by the Federal Open Market Committee (the "Fed"), high oil prices and rising interest rates, evidence of a slowing housing market was not well received by investors in the first half of the year. May and June were especially volatile months for stocks, as investors worried that the effects of the Fed's prolonged period of interest rate increases would slow the economy too much.

However, sentiment began to turn more positive around mid-year. In August, the Fed stopped raising the target federal funds rate and left the rate unchanged for the remainder of its policy meetings in 2006. Energy prices were still elevated but receded from the record high set in July. For the most part, corporate earnings reported throughout the year were still better than expected, company balance sheets were healthy, and the exceptionally strong pace of merger and acquisition activity that began in 2005 continued into 2006. Although economic growth was clearly moderating, the immediate threat of recession subsided. As a result, stock market returns improved in the second half of the year.

The leading stocks in this environment tended to be from the more cyclical (or economically sensitive) market sectors, especially those driven by commodity prices. All sectors in the large-cap value stock universe, as represented by the Russell 1000(R) Value Index, had positive returns for the 12-month period, with the telecommunication services sector producing the largest gain and the health care sector progressing the least.

PERFORMANCE ANALYSIS

The portfolio returned 16.23 percent for the 12 months ended December 31, 2006 (Class I shares). In comparison, the portfolio's benchmarks, the Russell 1000(R) Value Index, the S&P 500(R) Index, and the Russell 1000(R) Index, returned 22.25 percent, 15.78 percent and 15.46 percent for the period, respectively.

The primary area of underperformance for the portfolio relative to the Russell 1000(R) Value Index was in the health care sector. A surprise negative announcement by a health care equipment and services company early in the reporting period was responsible for most of the portfolio's weak performance in this sector. In addition, the portfolio's health care sector overweight is largely composed of pharmaceutical stocks, which turned out to be a negative influence during this time period. With the Democrats gaining a majority in Congress, investors and drug companies were concerned about potential Medicare reform that would ultimately enable the government to negotiate drug prices. The telecommunications sector was another drag on performance relative to the Russell 1000 Value Index, primarily due to stock selection. The portfolio had no exposure to some of the market's best performing telecom stocks, and one of the portfolio's larger telecom holdings provided lackluster returns during the period. Further detracting from performance was an underweight in the energy sector. We had been reducing exposure to the sector all year, as the lofty valuations of many energy stocks appear to exceed what we would consider an appropriate balance of risk and return.

In the consumer discretionary sector, our stock selection among retailers and autos served the portfolio well. The portfolio owned some of the utility sector's best performing stocks, which offset the negative impact of an underweight in the sector. The financial services sector contributed positively to performance relative to the Russell 1000 Value Index, particularly in the portfolio's diversified financial holdings. These companies had strong exposure to the capital markets through their investment banking and trading operations, and benefited from the robust merger and acquisition activity and rising markets during the period. Moreover, on an absolute basis, the portfolio achieved positive results from all of its represented sectors.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the portfolio in the future.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2006

-------------------------------------------------------------------------
                              RUSSELL        S&P         RUSSELL
                              1000(R)       500(R)       1000(R)
      CLASS I   CLASS II    VALUE INDEX     INDEX         INDEX
      16.23%     15.97%       22.25%        15.78%       15.46%
-------------------------------------------------------------------------

The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definitions.

TOP TEN HOLDINGS AS OF 12/31/06
J.P. Morgan Chase & Co.                              3.4%
Citigroup, Inc.                                      3.2
Time Warner, Inc.                                    2.8
Bayer AG                                             2.7
General Electric Co.                                 2.7
Schering-Plough Corp.                                2.5
Freddie Mac                                          2.3
Verizon Communications, Inc.                         2.3
Marsh & McLennan Cos., Inc.                          2.2
Eli Lilly & Co.                                      2.2

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 12/31/06
Pharmaceuticals                                     14.6%
Other Diversified Financial Services                 8.0
Movies & Entertainment                               4.5
Industrial Conglomerates                             4.5
Integrated Oil & Gas                                 4.3
Property & Casualty Insurance                        4.2
Electric Utilities                                   4.0
Diversified Chemicals                                4.0
Investment Banking & Brokerage                       3.8
Integrated Telecommunication Services                3.6
Packaged Foods & Meats                               3.1
Thrifts & Mortgage Finance                           2.3
Insurance Brokers                                    2.2
Semiconductors                                       2.1
Systems Software                                     2.1
Aerospace & Defense                                  2.0
Regional Banks                                       1.9
Wireless Telecommunication Services                  1.8
Soft Drinks                                          1.7
Hypermarkets & Super Centers                         1.6
Tobacco                                              1.6
Broadcasting & Cable TV                              1.4
Oil & Gas Equipment & Services                       1.1
Gold                                                 1.1
Household Products                                   1.0
Multi-Line Insurance                                 1.0
Automobile Manufacturers                             0.9
Asset Management & Custody Banks                     0.8
Managed Health Care                                  0.8
Internet Software & Services                         0.7
Internet Retail                                      0.6
Health Care Equipment                                0.6
Restaurants                                          0.6
Food Retail                                          0.5
Distillers & Vintners                                0.5
Communications Equipment                             0.5
Biotechnology                                        0.5
Life & Health Insurance                              0.5
Department Stores                                    0.5
Oil & Gas Storage & Transportation                   0.5
Specialty Stores                                     0.4
Computer Hardware                                    0.4
Industrial Machinery                                 0.2
Specialized Consumer Services                        0.1
                                                   -----
Total Long-Term Investments                         93.1
Total Repurchase Agreements                          7.0
                                                   -----
Total Investments                                  100.1
Liabilities in Excess of Other Assets               -0.1
                                                   -----
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. All percentages are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the portfolio's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/06 - 12/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                BEGINNING         ENDING         EXPENSES PAID
                                                              ACCOUNT VALUE    ACCOUNT VALUE    DURING PERIOD*
                                                              -------------------------------------------------
                                                                 7/1/06          12/31/06       7/1/06-12/31/06
Class I
  Actual....................................................    $1,000.00        $1,127.63           $3.22
  Hypothetical..............................................     1,000.00         1,022.18            3.06
  (5% annual return before expenses)
Class II
  Actual....................................................     1,000.00         1,126.73            4.56
  Hypothetical..............................................     1,000.00         1,020.92            4.33
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.60% and 0.85%, for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006

                                    NUMBER OF
DESCRIPTION                           SHARES          VALUE
----------------------------------------------------------------
COMMON STOCKS  93.1%
AEROSPACE & DEFENSE  2.0%
Northrop Grumman Corp. ...........    236,250     $   15,994,125
Raytheon Co. .....................    455,060         24,027,168
                                                  --------------
                                                      40,021,293
                                                  --------------
ASSET MANAGEMENT & CUSTODY BANKS  0.8%
State Street Corp. ...............    246,820         16,645,541
                                                  --------------

AUTOMOBILE MANUFACTURERS  0.9%
Honda Motor Co., Ltd.--ADR
  (Japan).........................    459,430         18,165,862
                                                  --------------

BIOTECHNOLOGY  0.5%
Applera Corp.--Applied Biosystems
  Group...........................    259,880          9,534,997
                                                  --------------

BROADCASTING & CABLE TV  1.4%
Clear Channel Communications,
  Inc. ...........................    383,777         13,639,435
Comcast Corp., Class A (a)........    333,680         14,124,674
                                                  --------------
                                                      27,764,109
                                                  --------------
COMMUNICATIONS EQUIPMENT  0.5%
Motorola, Inc. ...................    467,850          9,618,996
                                                  --------------

COMPUTER HARDWARE  0.4%
Hewlett-Packard Co. ..............    176,045          7,251,294
                                                  --------------

DEPARTMENT STORES  0.5%
Kohl's Corp. (a)..................    133,250          9,118,297
                                                  --------------

DISTILLERS & VINTNERS  0.5%
Diageo PLC--ADR (United
  Kingdom)........................    126,170         10,006,543
                                                  --------------
DIVERSIFIED CHEMICALS  4.0%
Bayer AG--ADR (Germany)...........  1,014,910         54,155,597
Du Pont (E.I.) de Nemours &
  Co. ............................    490,760         23,904,920
                                                  --------------
                                                      78,060,517
                                                  --------------
ELECTRIC UTILITIES  4.0%
American Electric Power Co.,
  Inc. ...........................    491,960         20,947,657
Entergy Corp. ....................    372,268         34,367,782
FirstEnergy Corp. ................    384,880         23,208,264
                                                  --------------
                                                      78,523,703
                                                  --------------
FOOD RETAIL  0.5%
Safeway, Inc. ....................    133,810          4,624,474
SUPERVALU, Inc. ..................    167,710          5,995,632
                                                  --------------
                                                      10,620,106
                                                  --------------
GOLD  1.1%
Newmont Mining Corp. .............    463,770         20,939,215
                                                  --------------
HEALTH CARE EQUIPMENT  0.6%
Boston Scientific Corp. (a).......    696,410         11,964,324
                                                  --------------
HOUSEHOLD PRODUCTS  1.0%
Kimberly-Clark Corp. .............    110,200          7,488,090
Procter & Gamble Co. .............    203,500         13,078,945
                                                  --------------
                                                      20,567,035
                                                  --------------
HYPERMARKETS & SUPER CENTERS  1.6%
Wal-Mart Stores, Inc. ............    688,320         31,786,618
                                                  --------------

INDUSTRIAL CONGLOMERATES  4.5%
General Electric Co. .............  1,430,630         53,233,742
Siemens AG--ADR (Germany).........    355,630         35,047,337
                                                  --------------
                                                      88,281,079
                                                  --------------

                                    NUMBER OF
DESCRIPTION                           SHARES          VALUE
----------------------------------------------------------------
INDUSTRIAL MACHINERY  0.2%
Ingersoll-Rand Co., Ltd., Class A
  (Bermuda).......................    118,460     $    4,635,340
                                                  --------------

INSURANCE BROKERS  2.2%
Marsh & McLennan Cos., Inc. ......  1,435,090         43,999,859
                                                  --------------

INTEGRATED OIL & GAS  4.3%
BP PLC--ADR (United Kingdom)......     27,890          1,871,419
ConocoPhillips....................    439,870         31,648,646
Exxon Mobil Corp. ................    256,670         19,668,622
Royal Dutch Shell PLC, Class A--
  ADR (United Kingdom)............    456,720         32,331,209
                                                  --------------
                                                      85,519,896
                                                  --------------
INTEGRATED TELECOMMUNICATION SERVICES  3.6%
Embarq Corp. .....................    194,648         10,230,699
France Telecom--ADR (France)......    562,200         15,572,940
Verizon Communications, Inc. .....  1,211,983         45,134,247
                                                  --------------
                                                      70,937,886
                                                  --------------
INTERNET RETAIL  0.6%
Amazon.com, Inc. (a)..............    305,890         12,070,419
                                                  --------------

INTERNET SOFTWARE & SERVICES  0.7%
Yahoo!, Inc. (a)..................    564,480         14,416,819
                                                  --------------

INVESTMENT BANKING & BROKERAGE  3.8%
Charles Schwab Corp. .............  1,532,140         29,631,588
Goldman Sachs Group, Inc. ........     21,410          4,268,083
Merrill Lynch & Co., Inc. ........    440,210         40,983,551
                                                  --------------
                                                      74,883,222
                                                  --------------
LIFE & HEALTH INSURANCE  0.5%
Aegon N.V. (Netherlands)..........    482,930          9,151,523
                                                  --------------

MANAGED HEALTH CARE  0.8%
Cigna Corp. ......................    119,130         15,673,934
                                                  --------------

MOVIES & ENTERTAINMENT  4.5%
Time Warner, Inc. ................  2,558,790         55,730,446
Viacom, Inc., Class B (a).........    813,640         33,383,649
                                                  --------------
                                                      89,114,095
                                                  --------------
MULTI-LINE INSURANCE  1.0%
Hartford Financial Services Group,
  Inc. ...........................    216,610         20,211,879
                                                  --------------

OIL & GAS EQUIPMENT & SERVICES  1.1%
Schlumberger, Ltd. (Netherlands
  Antilles).......................    333,330         21,053,123
                                                  --------------

OIL & GAS STORAGE & TRANSPORTATION  0.5%
Williams Cos., Inc. ..............    349,000          9,115,880
                                                  --------------

OTHER DIVERSIFIED FINANCIAL SERVICES  8.0%
Bank of America Corp. ............    485,704         25,931,737
Citigroup, Inc. ..................  1,139,850         63,489,645
J.P. Morgan Chase & Co. ..........  1,393,397         67,301,075
                                                  --------------
                                                     156,722,457
                                                  --------------
PACKAGED FOODS & MEATS  3.1%
Cadbury Schweppes PLC--ADR (United
  Kingdom)........................    524,460         22,515,068
ConAgra Foods, Inc. ..............    347,890          9,393,030

 6                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

                                    NUMBER OF
DESCRIPTION                           SHARES          VALUE
----------------------------------------------------------------
PACKAGED FOODS & MEATS (CONTINUED)
Unilever N.V. (Netherlands).......  1,046,630     $   28,520,667
                                                  --------------
                                                      60,428,765
                                                  --------------
PHARMACEUTICALS  14.6%
Abbott Laboratories...............    865,940         42,179,937
Bristol-Myers Squibb Co. .........  1,342,750         35,341,180
Eli Lilly & Co. ..................    821,830         42,817,343
GlaxoSmithKline PLC--ADR (United
  Kingdom)........................    243,570         12,850,753
Pfizer, Inc. .....................    966,530         25,033,127
Roche Holdings AG--ADR
  (Switzerland)...................    420,670         37,649,040
Sanofi Aventis--ADR (France)......    286,220         13,200,438
Schering-Plough Corp. ............  2,059,650         48,690,126
Wyeth.............................    585,110         29,793,801
                                                  --------------
                                                     287,555,745
                                                  --------------
PROPERTY & CASUALTY INSURANCE  4.2%
Chubb Corp. ......................    551,220         29,165,050
Saint Paul Travelers Cos.,
  Inc. ...........................    675,360         36,260,079
XL Capital, Ltd., Class A (Cayman
  Islands)........................    245,950         17,713,319
                                                  --------------
                                                      83,138,448
                                                  --------------
REGIONAL BANKS  1.9%
Fifth Third Bancorp...............    428,970         17,557,742
PNC Financial Services Group,
  Inc. ...........................    262,020         19,399,961
                                                  --------------
                                                      36,957,703
                                                  --------------
RESTAURANTS  0.6%
McDonald's Corp. .................    246,570         10,930,448
                                                  --------------

SEMICONDUCTORS  2.1%
Intel Corp. ......................  1,363,181         27,604,415
Micron Technology, Inc. (a).......  1,021,630         14,261,955
                                                  --------------
                                                      41,866,370
                                                  --------------
SOFT DRINKS  1.7%
Coca-Cola Co. ....................    699,580         33,754,735
                                                  --------------
SPECIALIZED CONSUMER SERVICES  0.1%
H&R Block, Inc. ..................     78,620          1,811,405
                                                  --------------

SPECIALTY STORES  0.4%
Office Depot, Inc. (a)............    224,340          8,563,058
                                                  --------------

                                    NUMBER OF
DESCRIPTION                           SHARES          VALUE
----------------------------------------------------------------
SYSTEMS SOFTWARE  2.1%
Symantec Corp. (a)................  2,001,310     $   41,727,314
                                                  --------------

THRIFTS & MORTGAGE FINANCE  2.3%
Freddie Mac.......................    667,970         45,355,163
                                                  --------------

TOBACCO  1.6%
Altria Group, Inc. ...............    361,930         31,060,833
                                                  --------------

WIRELESS TELECOMMUNICATION SERVICES  1.8%
Sprint Nextel Corp. ..............  1,841,596         34,787,748
                                                  --------------

TOTAL LONG-TERM INVESTMENTS  93.1%
  (Cost $1,478,746,290).......................     1,834,313,596
                                                  --------------

REPURCHASE AGREEMENTS  7.0%
Citigroup Global Markets, Inc.
  ($27,979,892 par collateralized
  by U.S. Government obligations
  in a pooled cash account,
  interest rate of 5.23%, dated
  12/29/06, to be sold on 01/02/07
  at $27,996,151).................                    27,979,892
State Street Bank & Trust Co.
  ($108,964,108 par collateralized
  by U.S. Government obligations
  in a pooled cash account,
  interest rate of 5.08%, dated
  12/29/06, to be sold on 01/02/07
  at $109,025,612)................                   108,964,108
                                                  --------------

TOTAL REPURCHASE AGREEMENTS  7.0%
  (Cost $136,944,000).........................       136,944,000
                                                  --------------

TOTAL INVESTMENTS  100.1%
  (Cost $1,615,690,290).......................     1,971,257,596
LIABILITIES IN EXCESS OF OTHER
  ASSETS  (0.1%)..............................        (1,833,764)
                                                  --------------

NET ASSETS  100.0%............................    $1,969,423,832
                                                  ==============

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2006

ASSETS:
Total Investments (Cost $1,615,690,290).....................    $1,971,257,596
Cash........................................................               499
Receivables:
  Dividends.................................................         2,026,678
  Portfolio Shares Sold.....................................           541,487
  Interest..................................................            58,323
Other.......................................................           139,544
                                                                --------------
    Total Assets............................................     1,974,024,127
                                                                --------------
LIABILITIES:
Payables:
  Portfolio Shares Repurchased..............................         2,964,565
  Investment Advisory Fee...................................           931,387
  Distributor and Affiliates................................           367,151
Trustees' Deferred Compensation and Retirement Plans........           185,799
Accrued Expenses............................................           151,393
                                                                --------------
    Total Liabilities.......................................         4,600,295
                                                                --------------
NET ASSETS..................................................    $1,969,423,832
                                                                ==============
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................    $1,518,394,018
Net Unrealized Appreciation.................................       355,567,306
Accumulated Net Realized Gain...............................        67,102,488
Accumulated Undistributed Net Investment Income.............        28,360,020
                                                                --------------
NET ASSETS..................................................    $1,969,423,832
                                                                ==============
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $307,704,215 and
  13,984,532 shares of beneficial interest issued and
  outstanding)..............................................    $        22.00
                                                                ==============
  Class II Shares (Based on net assets of $1,661,719,617 and
  75,680,143 shares of beneficial interest issued and
  outstanding)..............................................    $        21.96
                                                                ==============

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2006

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $929,544)....    $ 36,319,698
Interest....................................................       6,262,339
                                                                ------------
    Total Income............................................      42,582,037
                                                                ------------
EXPENSES:
Investment Advisory Fee.....................................       9,843,350
Distribution (12b-1) and Service Fees.......................       3,587,635
Accounting and Administrative Expenses......................         208,266
Reports to Shareholders.....................................         137,734
Custody.....................................................         122,196
Trustees' Fees and Related Expenses.........................          55,802
Professional Fees...........................................          54,850
Transfer Agent Fees.........................................          18,749
Other.......................................................          60,235
                                                                ------------
    Total Expenses..........................................      14,088,817
    Less Credits Earned on Cash Balances....................           7,441
                                                                ------------
    Net Expenses............................................      14,081,376
                                                                ------------
NET INVESTMENT INCOME.......................................    $ 28,500,661
                                                                ============
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................    $ 74,641,991
  Foreign Currency Transactions.............................          (6,934)
                                                                ------------
Net Realized Gain...........................................      74,635,057
                                                                ------------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................     192,873,599
  End of the Period.........................................     355,567,306
                                                                ------------
Net Unrealized Appreciation During the Period...............     162,693,707
                                                                ------------
NET REALIZED AND UNREALIZED GAIN............................    $237,328,764
                                                                ============
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $265,829,425
                                                                ============

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                     FOR THE                 FOR THE
                                                                   YEAR ENDED              YEAR ENDED
                                                                DECEMBER 31, 2006       DECEMBER 31, 2005
                                                                -----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................     $   28,500,661          $   16,771,658
Net Realized Gain...........................................         74,635,057             105,867,991
Net Unrealized Appreciation During the Period...............        162,693,707               8,060,542
                                                                 --------------          --------------
Change in Net Assets from Operations........................        265,829,425             130,700,191
                                                                 --------------          --------------
Distributions from Net Investment Income:
  Class I Shares............................................         (3,654,725)             (3,498,850)
  Class II Shares...........................................        (13,132,028)             (8,183,309)
                                                                 --------------          --------------
                                                                    (16,786,753)            (11,682,159)
                                                                 --------------          --------------
Distributions from Net Realized Gain:
  Class I Shares............................................        (20,259,183)             (7,664,609)
  Class II Shares...........................................        (87,226,456)            (23,107,528)
                                                                 --------------          --------------
                                                                   (107,485,639)            (30,772,137)
                                                                 --------------          --------------
Total Distributions.........................................       (124,272,392)            (42,454,296)
                                                                 --------------          --------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........        141,557,033              88,245,895
                                                                 --------------          --------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        296,851,437             391,964,136
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................        124,272,392              42,454,296
Cost of Shares Repurchased..................................       (153,123,858)           (156,308,866)
                                                                 --------------          --------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........        267,999,971             278,109,566
                                                                 --------------          --------------
TOTAL INCREASE IN NET ASSETS................................        409,557,004             366,355,461
NET ASSETS:
Beginning of the Period.....................................      1,559,866,828           1,193,511,367
                                                                 --------------          --------------
End of the Period (Including accumulated undistributed net
  investment income of $28,360,020 and $16,657,091,
  respectively).............................................     $1,969,423,832          $1,559,866,828
                                                                 ==============          ==============

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                  YEAR ENDED DECEMBER 31,
CLASS I SHARES                                                  -----------------------------------------------------------
                                                                 2006         2005         2004         2003         2002
                                                                -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $20.49       $19.32       $17.06       $13.47       $ 15.90
                                                                ------       ------       ------       ------       -------
  Net Investment Income.....................................      0.38(a)      0.28(a)      0.24(a)      0.22(a)       0.15
  Net Realized and Unrealized Gain/Loss.....................      2.75         1.59         2.19         3.51         (2.43)
                                                                ------       ------       ------       ------       -------
Total from Investment Operations............................      3.13         1.87         2.43         3.73         (2.28)
                                                                ------       ------       ------       ------       -------
Less:
  Distributions from Net Investment Income..................      0.25         0.22         0.17         0.14          0.15
  Distributions from Net Realized Gain......................      1.37         0.48          -0-          -0-           -0-
                                                                ------       ------       ------       ------       -------
Total Distributions.........................................      1.62         0.70         0.17         0.14          0.15
                                                                ------       ------       ------       ------       -------
NET ASSET VALUE, END OF THE PERIOD..........................    $22.00       $20.49       $19.32       $17.06       $ 13.47
                                                                ======       ======       ======       ======       =======

Total Return................................................    16.23%        9.99%       14.38%       28.03%       -14.50%
Net Assets at End of the Period (In millions)...............    $307.7       $312.4       $312.1       $280.3       $ 186.7
Ratio of Expenses to Average Net Assets.....................     0.60%        0.61%        0.62%        0.66%         0.71%
Ratio of Net Investment Income to Average Net Assets........     1.85%        1.44%        1.39%        1.50%         1.29%
Portfolio Turnover..........................................       28%          42%          48%          57%           68%

(a) Based on average shares outstanding.

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                    YEAR ENDED DECEMBER 31,
CLASS II SHARES                                                 ---------------------------------------------------------------
                                                                  2006           2005          2004         2003         2002
                                                                ---------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $  20.46       $  19.29       $17.03       $13.45       $ 15.88
                                                                --------       --------       ------       ------       -------
  Net Investment Income.....................................        0.32(a)        0.23(a)      0.20(a)      0.19(a)       0.11
  Net Realized and Unrealized Gain/Loss.....................        2.76           1.59         2.19         3.50         (2.43)
                                                                --------       --------       ------       ------       -------
Total from Investment Operations............................        3.08           1.82         2.39         3.69         (2.32)
                                                                --------       --------       ------       ------       -------
Less:
  Distributions from Net Investment Income..................        0.21           0.17         0.13         0.11          0.11
  Distributions from Net Realized Gain......................        1.37           0.48          -0-          -0-           -0-
                                                                --------       --------       ------       ------       -------
Total Distributions.........................................        1.58           0.65         0.13         0.11          0.11
                                                                --------       --------       ------       ------       -------
NET ASSET VALUE, END OF THE PERIOD..........................    $  21.96       $  20.46       $19.29       $17.03       $ 13.45
                                                                ========       ========       ======       ======       =======

Total Return (b)............................................      15.97%          9.72%       14.12%       27.68%       -14.74%
Net Assets at End of the Period (In millions)...............    $1,661.7       $1,247.5       $881.4       $487.7       $ 181.6
Ratio of Expenses to Average Net Assets.....................       0.85%          0.86%        0.87%        0.91%         0.96%
Ratio of Net Investment Income to Average Net Assets........       1.59%          1.18%        1.17%        1.28%         1.09%
Portfolio Turnover..........................................         28%            42%          48%          57%           68%

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Growth and Income Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust, a Delaware statutory trust and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek long-term growth of capital and income. The Portfolio commenced investment operations on December 23, 1996. The Portfolio offers Class I and Class II Shares. Each class of shares differs by its allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Most foreign markets close before the New York Stock Exchange
(NYSE). Occasionally, developments that could affect the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If these developments are expected to materially affect the value of the securities, the valuations may be adjusted to reflect the estimated fair value as of the close of the NYSE, as determined in good faith under procedures established by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements, which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

    At December 31, 2006, the cost and related gross unrealized appreciation and depreciation were as follows:

Cost of investments for tax purposes........................    $1,623,682,171
                                                                ==============
Gross tax unrealized appreciation...........................    $  364,045,589
Gross tax unrealized depreciation...........................       (16,470,164)
                                                                --------------
Net tax unrealized appreciation on investments..............    $  347,575,425
                                                                ==============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the years ended December 31, 2006 and 2005 was as follows:

                                                                    2006           2005
Distributions paid from:
  Ordinary income...........................................    $ 27,541,534    $11,682,159
  Long-term capital gain....................................      96,730,858     30,772,137
                                                                ------------    -----------
                                                                $124,272,392    $42,454,296
                                                                ============    ===========

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

    Permanent differences, primarily due to the Portfolio's investment in other regulated investment companies and net realized gains and losses on foreign currency transactions, resulted in the following reclassifications among the Portfolio's components of net assets at December 31, 2006:

ACCUMULATED UNDISTRIBUTED   ACCUMULATED NET
  NET INVESTMENT INCOME      REALIZED GAIN    CAPITAL
        $(10,979)               $10,979        $-0-

    As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $35,103,512
Undistributed long-term capital gain........................     68,509,894

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended December 31, 2006, the Portfolio's custody fee was reduced by $7,441 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Portfolio for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .60%
Over $500 million...........................................       .55%

    The Adviser has agreed to waive all expenses in excess of .75% of Class I Shares daily average net assets and 1.00% of Class II Shares daily average net assets. For the year ended December 31, 2006, the Adviser did not waive any of its investment advisory fees. This waiver is voluntary and can be discontinued at any time.

    For the year ended December 31, 2006, the Portfolio recognized expenses of approximately $32,900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the year ended December 31, 2006, the Portfolio recognized expenses of approximately $76,800 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2006, the Portfolio recognized expenses of approximately $15,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio, and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $99,451 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

    For the year ended December 31, 2006, the Portfolio paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $1,141.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2006 and 2005, transactions were as follows:

                                                                           FOR THE                             FOR THE
                                                                          YEAR ENDED                         YEAR ENDED
                                                                      DECEMBER 31, 2006                   DECEMBER 31, 2005
                                                                ------------------------------       ---------------------------
                                                                  SHARES             VALUE             SHARES          VALUE
Sales:
  Class I...................................................     1,281,395       $  26,038,618        1,575,302    $  30,543,430
  Class II..................................................    13,312,678         270,812,819       18,561,519      361,420,706
                                                                ----------       -------------       ----------    -------------
Total Sales.................................................    14,594,073       $ 296,851,437       20,136,821    $ 391,964,136
                                                                ==========       =============       ==========    =============
Dividend Reinvestment:
  Class I...................................................     1,220,720       $  23,913,908          596,976    $  11,163,460
  Class II..................................................     5,125,561         100,358,484        1,672,413       31,290,836
                                                                ----------       -------------       ----------    -------------
Total Dividend Reinvestment.................................     6,346,281       $ 124,272,392        2,269,389    $  42,454,296
                                                                ==========       =============       ==========    =============
Repurchases:
  Class I...................................................    (3,760,775)      $ (77,282,020)      (3,087,602)   $ (60,115,141)
  Class II..................................................    (3,723,595)        (75,841,838)      (4,966,935)     (96,193,725)
                                                                ----------       -------------       ----------    -------------
Total Repurchases...........................................    (7,484,370)      $(153,123,858)      (8,054,537)   $(156,308,866)
                                                                ==========       =============       ==========    =============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $596,968,484 and $461,169,172, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate, or index.

    The Portfolio may use derivative instruments for a variety of reasons, such as to attempt to protect the Portfolio against possible changes in the market value of its portfolio or to generate potential gain. All of the Portfolio's holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of a security underlying a futures contract. In this instance, the recognition of gain or loss is postponed until the disposal of the security underlying the futures contract. Risk may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Portfolio generally invests in exchange traded stock index futures. These contracts are generally used as a substitute for purchasing and selling specific securities. Upon entering into futures contracts, the Portfolio maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as an initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). There were no futures transactions entered into during the year ended December 31, 2006.

6. DISTRIBUTION AND SERVICE PLANS

Shares of the Portfolio are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class II Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid monthly.

7. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

8. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in portfolio NAV calculations as late as the portfolio's last NAV calculation in the first required financial statement period. As a result, the Portfolio will incorporate FIN 48 in its semi annual report on June 30, 2007. The impact to the Portfolio's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio's financial statement disclosures.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Growth and Income Portfolio

    We have audited the accompanying statement of assets and liabilities of Van Kampen Life Investment Trust Growth and Income Portfolio (one of the portfolios constituting the Life Investment Trust (the "Portfolio")), including the portfolio of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Growth and Income Portfolio of the Life Investment Trust at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 9, 2007

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For Federal income tax purposes, the following information is furnished with respect to the distributions paid by the Portfolio during its taxable year ended December 31, 2006. For corporate shareholders, 68% of the distributions qualify for the dividends received deduction. The Portfolio designated and paid $96,730,858 as a long-term capital gain distribution. In January, the Portfolio provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

TRUSTEES AND OFFICERS

The business and affairs of the Portfolio are managed under the direction of the Portfolio's Board of Trustees and the Portfolio's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Portfolio and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                      NUMBER OF
                                              TERM OF                                  FUNDS IN
                                             OFFICE AND                                  FUND
                               POSITION(S)   LENGTH OF                                 COMPLEX
NAME, AGE AND ADDRESS           HELD WITH       TIME       PRINCIPAL OCCUPATION(S)     OVERSEEN       OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE          PORTFOLIO      SERVED      DURING PAST 5 YEARS        BY TRUSTEE      HELD BY TRUSTEE
David C. Arch (61)           Trustee         Trustee       Chairman and Chief             72          Trustee/Director/Managing
Blistex Inc.                                 since 2003    Executive Officer of                       General Partner of funds
1800 Swift Drive                                           Blistex Inc., a consumer                   in the Fund Complex.
Oak Brook, IL 60523                                        health care products
                                                           manufacturer. Director of
                                                           the Heartland Alliance, a
                                                           nonprofit organization
                                                           serving human needs based
                                                           in Chicago. Director of
                                                           St. Vincent de Paul
                                                           Center, a Chicago based
                                                           day care facility serving
                                                           the children of low
                                                           income families. Board
                                                           member of the Illinois
                                                           Manufacturers'
                                                           Association.

Jerry D. Choate (68)         Trustee         Trustee       Prior to January 1999,         72          Trustee/Director/Managing
33971 Selva Road                             since 1999    Chairman and Chief                         General Partner of funds
Suite 130                                                  Executive Officer of the                   in the Fund Complex.
Dana Point, CA 92629                                       Allstate Corporation                       Director of Amgen Inc., a
                                                           ("Allstate") and Allstate                  biotechnological company,
                                                           Insurance Company. Prior                   and Director of Valero
                                                           to January 1995,                           Energy Corporation, an
                                                           President and Chief                        independent refining
                                                           Executive Officer of                       company.
                                                           Allstate. Prior to August
                                                           1994, various management
                                                           positions at Allstate.

Rod Dammeyer (66)            Trustee         Trustee       President of CAC, L.L.C.,      72          Trustee/Director/Managing
CAC, L.L.C.                                  since 2003    a private company                          General Partner of funds
4350 LaJolla Village Drive                                 offering capital                           in the Fund Complex.
Suite 980                                                  investment and management                  Director of Quidel
San Diego, CA 92122-6223                                   advisory services. Prior                   Corporation, Stericycle,
                                                           to February 2001, Vice                     Inc., Ventana Medical
                                                           Chairman and Director of                   Systems, Inc., and GATX
                                                           Anixter International,                     Corporation, and Trustee
                                                           Inc., a global                             of The Scripps Research
                                                           distributor of wire,                       Institute. Prior to
                                                           cable and communications                   January 2005, Trustee of
                                                           connectivity products.                     the University of Chicago
                                                           Prior to July 2000,                        Hospitals and Health
                                                           Managing Partner of                        Systems. Prior to April
                                                           Equity Group Corporate                     2004, Director of
                                                           Investment (EGI), a                        TheraSense, Inc. Prior to
                                                           company that makes                         January 2004, Director of
                                                           private investments in                     TeleTech Holdings Inc.
                                                           other companies.                           and Arris Group, Inc.
                                                                                                      Prior to May 2002,
                                                                                                      Director of Peregrine
                                                                                                      Systems Inc. Prior to
                                                                                                      February 2001, Director
                                                                                                      of IMC Global Inc. Prior
                                                                                                      to July 2000, Director of
                                                                                                      Allied Riser
                                                                                                      Communications Corp.,
                                                                                                      Matria Healthcare Inc.,
                                                                                                      Transmedia Networks,
                                                                                                      Inc., CNA Surety, Corp.
                                                                                                      and Grupo Azcarero Mexico
                                                                                                      (GAM).


VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

TRUSTEES AND OFFICERS continued

                                                                                         NUMBER OF
                                               TERM OF                                    FUNDS IN
                                              OFFICE AND                                    FUND
                               POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS           HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE          PORTFOLIO       SERVED      DURING PAST 5 YEARS          BY TRUSTEE   HELD BY TRUSTEE

Linda Hutton Heagy (58)      Trustee          Trustee       Managing Partner of              72       Trustee/Director/Managing
Heidrick & Struggles                          since 1995    Heidrick & Struggles, an                  General Partner of funds
233 South Wacker Drive                                      executive search firm.                    in the Fund Complex.
Suite 7000                                                  Trustee on the University
Chicago, IL 60606                                           of Chicago Hospitals
                                                            Board, Vice Chair of the
                                                            Board of the YMCA of
                                                            Metropolitan Chicago and
                                                            a member of the Women's
                                                            Board of the University
                                                            of Chicago. Prior to
                                                            1997, Partner of Ray &
                                                            Berndtson, Inc., an
                                                            executive recruiting
                                                            firm. Prior to 1996,
                                                            Trustee of The
                                                            International House
                                                            Board, a fellowship and
                                                            housing organization for
                                                            international graduate
                                                            students. Prior to 1995,
                                                            Executive Vice President
                                                            of ABN AMRO, N.A., a bank
                                                            holding company. Prior to
                                                            1990, Executive Vice
                                                            President of The Exchange
                                                            National Bank.

R. Craig Kennedy (54)        Trustee          Trustee       Director and President of        72       Trustee/Director/Managing
1744 R Street, NW                             since 1995    the German Marshall Fund                  General Partner of funds
Washington, DC 20009                                        of the United States, an                  in the Fund Complex.
                                                            independent U.S.
                                                            foundation created to
                                                            deepen understanding,
                                                            promote collaboration and
                                                            stimulate exchanges of
                                                            practical experience
                                                            between Americans and
                                                            Europeans. Formerly,
                                                            advisor to the Dennis
                                                            Trading Group Inc., a
                                                            managed futures and
                                                            option company that
                                                            invests money for
                                                            individuals and
                                                            institutions. Prior to
                                                            1992, President and Chief
                                                            Executive Officer,
                                                            Director and member of
                                                            the Investment Committee
                                                            of the Joyce Foundation,
                                                            a private foundation.

Howard J Kerr (71)           Trustee          Trustee       Prior to 1998, President         72       Trustee/Director/Managing
14 Huron Trace                                since 2003    and Chief Executive                       General Partner of funds
Galena, IL 61036                                            Officer of Pocklington                    in the Fund Complex.
                                                            Corporation, Inc., an                     Director of the Lake
                                                            investment holding                        Forest Bank & Trust.
                                                            company. Director of the
                                                            Marrow Foundation.

Jack E. Nelson (70)          Trustee          Trustee       President of Nelson              72       Trustee/Director/Managing
423 Country Club Drive                        since 1995    Investment Planning                       General Partner of funds
Winter Park, FL 32789                                       Services, Inc., a                         in the Fund Complex.
                                                            financial planning
                                                            company and registered
                                                            investment adviser in the
                                                            State of Florida.
                                                            President of Nelson Ivest
                                                            Brokerage Services Inc.,
                                                            a member of the NASD,
                                                            Securities Investors
                                                            Protection Corp. and the
                                                            Municipal Securities
                                                            Rulemaking Board.
                                                            President of Nelson Sales
                                                            and Services Corporation,
                                                            a marketing and services
                                                            company to support
                                                            affiliated companies.

Hugo F. Sonnenschein (66)    Trustee          Trustee       President Emeritus and           72       Trustee/Director/Managing
1126 E. 59th Street                           since 2003    Honorary Trustee of the                   General Partner of funds
Chicago, IL 60637                                           University of Chicago and                 in the Fund Complex.
                                                            the Adam Smith                            Director of Winston
                                                            Distinguished Service                     Laboratories, Inc.
                                                            Professor in the
                                                            Department of Economics
                                                            at the University of
                                                            Chicago. Prior to July
                                                            2000, President of the
                                                            University of Chicago.
                                                            Trustee of the University
                                                            of Rochester and a member
                                                            of its investment
                                                            committee. Member of the
                                                            National Academy of
                                                            Sciences, the American
                                                            Philosophical Society and
                                                            a fellow of the American
                                                            Academy of Arts and
                                                            Sciences.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

TRUSTEES AND OFFICERS continued

                                                                                         NUMBER OF
                                                  TERM OF                                 FUNDS IN
                                                 OFFICE AND                                 FUND
                                    POSITION(S)  LENGTH OF                                COMPLEX
NAME, AGE AND ADDRESS                HELD WITH      TIME       PRINCIPAL OCCUPATION(S)    OVERSEEN       OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE               PORTFOLIO     SERVED      DURING PAST 5 YEARS       BY TRUSTEE      HELD BY TRUSTEE

Suzanne H. Woolsey, Ph.D. (65)    Trustee        Trustee       Chief Communications          72          Trustee/Director/Managing
815 Cumberstone Road                             since 1999    Officer of the National                   General Partner of funds
Harwood, MD 20776                                              Academy of                                in the Fund Complex.
                                                               Sciences/National                         Director of Fluor Corp.,
                                                               Research Council, an                      an engineering,
                                                               independent, federally                    procurement and
                                                               chartered policy                          construction
                                                               institution, from 2001 to                 organization, since
                                                               November 2003 and Chief                   January 2004 and Director
                                                               Operating Officer from                    of Neurogen Corporation,
                                                               1993 to 2001. Director of                 a pharmaceutical company,
                                                               the Institute for Defense                 since January 1998.
                                                               Analyses, a federally
                                                               funded research and
                                                               development center,
                                                               Director of the German
                                                               Marshall Fund of the
                                                               United States, Director
                                                               of the Rocky Mountain
                                                               Institute and Trustee of
                                                               Colorado College. Prior
                                                               to 1993, Executive
                                                               Director of the
                                                               Commission on Behavioral
                                                               and Social Sciences and
                                                               Education at the National
                                                               Academy of
                                                               Sciences/National
                                                               Research Council. From
                                                               1980 through 1989,
                                                               Partner of Coopers &
                                                               Lybrand.



INTERESTED TRUSTEE*:

                                                                                          NUMBER OF
                                                   TERM OF                                 FUNDS IN
                                                  OFFICE AND                                 FUND
                                  POSITION(S)     LENGTH OF                                COMPLEX
NAME, AGE AND ADDRESS              HELD WITH         TIME       PRINCIPAL OCCUPATION(S)    OVERSEEN      OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE              PORTFOLIO        SERVED      DURING PAST 5 YEARS       BY TRUSTEE     HELD BY TRUSTEE
Wayne W. Whalen* (67)           Trustee           Trustee       Partner in the law firm       72         Trustee/Director/Managing
333 West Wacker Drive                             since 1995    of Skadden, Arps, Slate,                 General Partner of funds
Chicago, IL 60606                                               Meagher & Flom LLP, legal                in the Fund Complex.
                                                                counsel to funds in the                  Director of the Abraham
                                                                Fund Complex.                            Lincoln Presidential
                                                                                                         Library Foundation.


* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

OFFICERS:

                                                   TERM OF
                                                  OFFICE AND
                                 POSITION(S)      LENGTH OF
NAME, AGE AND                     HELD WITH          TIME       PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                PORTFOLIO         SERVED      DURING PAST 5 YEARS
Ronald E. Robison (68)          President and     Officer       President of funds in the
1221 Avenue of the Americas     Principal         since 2003    Fund Complex since
New York, NY 10020              Executive                       September 2005, and
                                Officer                         Principal Executive
                                                                Officer of funds in the
                                                                Fund Complex since May
                                                                2003. Managing Director
                                                                of Van Kampen Advisors
                                                                Inc. since June 2003.
                                                                Director of Investor
                                                                Services since September
                                                                2002. Director of the
                                                                Adviser, Van Kampen
                                                                Investments and Van
                                                                Kampen Exchange Corp.
                                                                since January 2005.
                                                                Managing Director of
                                                                Morgan Stanley and Morgan
                                                                Stanley & Co.
                                                                Incorporated. Managing
                                                                Director and Director of
                                                                Morgan Stanley Investment
                                                                Management Inc. Chief
                                                                Administrative Officer,
                                                                Managing Director and
                                                                Director of Morgan
                                                                Stanley Investment
                                                                Advisors Inc. and Morgan
                                                                Stanley Services Company
                                                                Inc. Managing Director
                                                                and Director of Morgan
                                                                Stanley Distributors Inc.
                                                                and Morgan Stanley
                                                                Distribution Inc. Chief
                                                                Executive Officer and
                                                                Director of Morgan
                                                                Stanley Trust. Executive
                                                                Vice President and
                                                                Principal Executive
                                                                Officer of the
                                                                Institutional and Retail
                                                                Morgan Stanley Funds.
                                                                Director of Morgan
                                                                Stanley SICAV.
                                                                Previously, Chief Global
                                                                Operations Officer of
                                                                Morgan Stanley Investment
                                                                Management Inc. and
                                                                Executive Vice President
                                                                of funds in the Fund
                                                                Complex from May 2003 to
                                                                September 2005.

Dennis Shea (53)                Vice President    Officer       Managing Director of
1221 Avenue of the Americas                       since 2006    Morgan Stanley Investment
New York, NY 10020                                              Advisors Inc., Morgan
                                                                Stanley Investment
                                                                Management Inc., the
                                                                Adviser and Van Kampen
                                                                Advisors Inc. Chief
                                                                Investment Officer-Global
                                                                Equity of the same
                                                                entities since February
                                                                2006. Vice President of
                                                                Morgan Stanley
                                                                Institutional and Retail
                                                                Funds since February
                                                                2006. Vice President of
                                                                funds in the Fund Complex
                                                                since March 2006.
                                                                Previously, Managing
                                                                Director and Director of
                                                                Global Equity Research at
                                                                Morgan Stanley from April
                                                                2000 to February 2006.

VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME PORTFOLIO

TRUSTEES AND OFFICERS continued

                                                   TERM OF
                                                  OFFICE AND
                                 POSITION(S)      LENGTH OF
NAME, AGE AND                     HELD WITH          TIME       PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                PORTFOLIO         SERVED      DURING PAST 5 YEARS

J. David Germany (52)           Vice President    Officer       Managing Director of
25 Cabot Square,                                  since 2006    Morgan Stanley Investment
Canary Wharf                                                    Advisors Inc., Morgan
London, GBR E14 4QA                                             Stanley Investment
                                                                Management Inc., the
                                                                Adviser and Van Kampen
                                                                Advisors Inc. Chief
                                                                Investment Officer -
                                                                Global Fixed Income of
                                                                the same entities since
                                                                December 2005. Managing
                                                                Director and Director of
                                                                Morgan Stanley Investment
                                                                Management Ltd. Director
                                                                of Morgan Stanley
                                                                Investment Management
                                                                (ACD) Limited since
                                                                December 2003. Vice
                                                                President of Morgan
                                                                Stanley Institutional and
                                                                Retail Funds since
                                                                February 2006. Vice
                                                                President of funds in the
                                                                Fund Complex since March
                                                                2006.

Amy R. Doberman (44)            Vice President    Officer       Managing Director and
1221 Avenue of the Americas                       since 2004    General Counsel -- U.S.
New York, NY 10020                                              Investment Management;
                                                                Managing Director of
                                                                Morgan Stanley Investment
                                                                Management Inc., Morgan
                                                                Stanley Investment
                                                                Advisors Inc. and the
                                                                Adviser. Vice President
                                                                of the Morgan Stanley
                                                                Institutional and Retail
                                                                Funds since July 2004 and
                                                                Vice President of funds
                                                                in the Fund Complex since
                                                                August 2004. Previously,
                                                                Managing Director and
                                                                General Counsel of
                                                                Americas, UBS Global
                                                                Asset Management from
                                                                July 2000 to July 2004
                                                                and General Counsel of
                                                                Aeltus Investment
                                                                Management, Inc. from
                                                                January 1997 to July
                                                                2000.

Stefanie V. Chang (40)          Vice President    Officer       Executive Director of
1221 Avenue of the Americas     and Secretary     since 2003    Morgan Stanley Investment
New York, NY 10020                                              Management Inc. Vice
                                                                President and Secretary
                                                                of funds in the Fund
                                                                Complex.

John L. Sullivan (51)           Chief             Officer       Chief Compliance Officer
1 Parkview Plaza                Compliance        since 1996    of funds in the Fund
Oakbrook Terrace, IL 60181      Officer                         Complex since August
                                                                2004. Prior to August
                                                                2004, Director and
                                                                Managing Director of Van
                                                                Kampen Investments, the
                                                                Adviser, Van Kampen
                                                                Advisors Inc. and certain
                                                                other subsidiaries of Van
                                                                Kampen Investments, Vice
                                                                President, Chief
                                                                Financial Officer and
                                                                Treasurer of funds in the
                                                                Fund Complex and head of
                                                                Fund Accounting for
                                                                Morgan Stanley Investment
                                                                Management Inc. Prior to
                                                                December 2002, Executive
                                                                Director of Van Kampen
                                                                Investments, the Adviser
                                                                and Van Kampen Advisors
                                                                Inc.

James W. Garrett (38)           Chief             Officer       Managing Director of
1221 Avenue of the Americas     Financial         since 2006    Morgan Stanley Investment
New York, NY 10020              Officer and                     Management Inc. since
                                Treasurer                       December 2006; Chief
                                                                Financial Officer and
                                                                Treasurer of Morgan
                                                                Stanley Institutional
                                                                Funds since 2002 and of
                                                                funds in the Fund Complex
                                                                from January 2005 to
                                                                August 2005 and since
                                                                September 2006.
                                                                Previously, Executive
                                                                Director of Morgan
                                                                Stanley Investment
                                                                Management Inc. from 2002
                                                                to December 2006.

  Van Kampen Life Investment Trust Growth and Income Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Growth and Income Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Portfolio trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                 LITANRGI 2/07
  (VAN KAMPEN INVESTMENTS LOGO)                             RN07-00392P-Y12/06

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Government Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2006.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

       PORTFOLIO SHARES ARE NEITHER INSURED NOR GUARANTEED BY THE U.S.
       GOVERNMENT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 12/31/06

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the Lehman Brothers Government/Mortgage Index from 12/31/96 through 12/31/06 for Class I Shares. (LINE GRAPH)

                                                                 VAN KAMPEN LIT GOVERNMENT               LEHMAN BROTHERS
                                                                         PORTFOLIO                  GOVERNMENT/MORTGAGE INDEX
                                                                 -------------------------          -------------------------
12/96                                                                      10000                              10000
                                                                            9915                               9953
                                                                           10298                              10310
                                                                           10639                              10639
12/97                                                                      10961                              10954
                                                                           11121                              11125
                                                                           11369                              11379
                                                                           12002                              11879
12/98                                                                      11903                              11910
                                                                           11764                              11856
                                                                           11503                              11775
                                                                           11568                              11867
12/99                                                                      11503                              11846
                                                                           11832                              12138
                                                                           11999                              12366
                                                                           12346                              12734
12/00                                                                      12930                              13302
                                                                           13236                              13650
                                                                           13221                              13702
                                                                           13884                              14365
12/01                                                                      13825                              14328
                                                                           13812                              14357
                                                                           14383                              14922
                                                                           15062                              15606
12/02                                                                      15154                              15769
                                                                           15290                              15926
                                                                           15467                              16180
                                                                           15419                              16157
12/03                                                                      15419                              16199
                                                                           15723                              16590
                                                                           15502                              16250
                                                                           15926                              16714
12/04                                                                      16061                              16860
                                                                           16082                              16814
                                                                           16577                              17290
                                                                           16506                              17194
12/05                                                                      16630                              17303
                                                                           16501                              17217
                                                                           16520                              17220
                                                                           17037                              17836
12/06                                                                      17185                              18053

 ---------------------------------------------------------------------------
 AVERAGE ANNUAL                CLASS I SHARES         CLASS II SHARES
 TOTAL RETURNS                  since 4/7/86          since 12/15/00

 Since Inception                    6.24%                  4.63%

 10-year                            5.56                     --

 5-year                             4.45                   4.19

 1-year                             3.34                   3.11
 ---------------------------------------------------------------------------
 30-Day SEC Yield                   4.53%                  4.28%

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Performance of share classes will vary due to differences in sales charges and expenses. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns for both share classes do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower. SEC Yield is a calculation for determining the amount of portfolio income, excluding non-income items as prescribed by the SEC. Yields are subject to change.

The Lehman Brothers Government/Mortgage Index is generally representative of U.S. government treasury securities and agency mortgage-backed securities. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2006

MARKET CONDITIONS

The first half of 2006 provided few surprises in the bond market. The Federal Open Market Committee (the "Fed") continued to pursue its monetary tightening policy, raising the target federal funds rate at each of its meetings to 5.25 percent by the end of June. In the second half of the year, as economic growth moderated, the housing sector weakened, and inflation concerns eased, the Fed finally took a widely anticipated respite from its record cycle of 17 consecutive rate increases, electing to keep the target rate unchanged for the remainder of the year. Despite the pause in its tightening campaign, the Fed continued to acknowledge the potential for inflation risks and reiterated previous statements that further actions regarding interest rates would be data dependent.

Inflation, as measure by the core PCE (Personal Consumption Expenditures) deflator--the Fed's preferred inflation gauge--remained elevated, rising 2.4 percent for the year ended in October, notably above the Fed's comfort zone of 1 to 2 percent. During the last week of December, the financial markets were surprised by stronger than expected data from the Chicago Purchasing Managers Index, new home sales and existing home sales, and consumer confidence reports. This data quelled much of the ongoing speculation that the soft housing and auto markets would translate into moderating economic growth and inflation, and perhaps an ease in Fed policy.

Yields rose across the U.S. Treasury curve during the first six months, though more so on the short end of the curve which tends to more closely track changes in interest rates. Yields peaked around mid-year, and then drifted lower throughout most of the last half of the year. On a net basis, however, Treasury yields across the curve ended 2006 at higher levels than when the year began.

Within the government sectors, agency and mortgage issues posted the highest returns for the year while the Treasury sector underperformed due to its high sensitivity to interest rate changes. Early in the period, when yields were rising, higher coupon mortgages performed well as mortgage prepayments slowed. However, in response to a decline in yields in the last months of the year, lower coupon mortgages outperformed.

PERFORMANCE ANALYSIS

The portfolio returned 3.34 percent for the 12 months ended December 31, 2006 (Class I shares). In comparison, the portfolio's benchmark, the Lehman Brothers Government/Mortgage Index, returned 4.33 percent for the period.

During the reporting year, we kept the portfolio's overall duration (a measure of interest-rate sensitivity) well below that of the Lehman Brothers U.S. Government/Mortgage Index. This posture was beneficial as yields rose across much of the curve. However, during period of falling yields later in the year, this defensive positioning detracted from relative performance.

The portfolio's underweight versus the Lehman Brothers U.S. Government/Mortgage Index to the agency sector detracted slightly from relative performance as this sector posted solid returns during the period. When interest rates were rising in the first half of the year, the portfolio's emphasis on higher coupon mortgages benefited performance as these issues outperformed their lower coupon counterparts. Higher coupon mortgages typically have slower pre-payment rates and, as such, tend to be less sensitive to rising interest rates. In the final months of the year as rates began to fall, this emphasis kept the portfolio from more fully participating in the comparatively better performance of lower coupon mortgages.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the portfolio in the future.

SECTORS AS OF 12/31/06
U.S. Treasury Securities                            27.0%
CMO                                                 26.4
FNMA                                                19.2
U.S. Govt. Agency                                    6.3
FHLMC                                                1.8
GNMA                                                 0.2
                                                   -----
Total Long-Term Investments                         80.9
Options                                              0.0*
Short-Term Investments                              23.2
Liabilities in Excess of Other Assets              (4.1)
                                                   -----
Net Assets                                         100.0%

* Amount is less than 0.1%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. All percentages are as a percentage of net assets. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

TOTAL RETURNS FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2006

----------------------------------------------------------
                                LEHMAN BROTHERS
      CLASS I   CLASS II   GOVERNMENT/MORTGAGE INDEX

       3.34%     3.11%               4.33%
----------------------------------------------------------

The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definition.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/06 - 12/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                  BEGINNING            ENDING         EXPENSES PAID
                                                                ACCOUNT VALUE       ACCOUNT VALUE    DURING PERIOD*
                                                                ----------------------------------------------------
                                                                   7/1/06             12/31/06       7/1/06-12/31/06
Class I
  Actual....................................................      $1,000.00           $1,040.27           $3.09
  Hypothetical..............................................       1,000.00            1,022.21            3.06
  (5% annual return before expenses)
Class II
  Actual....................................................       1,000.00            1,039.11            4.37
  Hypothetical..............................................       1,000.00            1,020.91            4.33
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.60% and 0.85%, for Class I and II Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). These ratios reflect an expense cap.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006

PAR
AMOUNT
(000)       DESCRIPTION                                                  COUPON          MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------
            COLLATERALIZED MORTGAGE OBLIGATIONS  26.4%
$ 1,164     American Home Mortgage Assets............................... 5.550%          09/25/46          $  1,167,842
  1,142     Bear Stearns Mortgage Funding Trust......................... 5.500           03/25/36             1,141,344
  1,300     Bear Stearns Mortgage Funding Trust......................... 5.530           04/25/36             1,300,260
    960     Bear Stearns Mortgage Funding Trust......................... 5.570           07/25/36               959,039
  8,458     Countrywide Alternative Loan Trust (a)...................... 1.508           09/25/35               188,987
  3,248     Countrywide Alternative Loan Trust (a)...................... 0.479           02/25/37               178,616
 10,280     Countrywide Alternative Loan Trust (a)...................... 1.367           10/25/36               540,948
  4,575     Countrywide Alternative Loan Trust (a)...................... 1.672           03/20/46               217,290
  1,979     Countrywide Alternative Loan Trust (b)...................... 5.510     09/25/35 to 11/25/46       1,979,611
    905     Countrywide Alternative Loan Trust (b)...................... 5.610           05/25/36               907,334
  1,084     Countrywide Alternative Loan Trust (b)...................... 5.620           04/25/36             1,088,621
    867     Countrywide Alternative Loan Trust (b)...................... 5.600           10/25/36               866,755
  1,207     Countrywide Alternative Loan Trust (b)...................... 5.650           03/20/46             1,207,363
  4,035     Countrywide Home Loans (a).................................. 1.385           10/25/34                81,327
  1,208     Countrywide Home Loans (b).................................. 5.620           04/25/35             1,211,553
  1,499     Countrywide Home Loans (b).................................. 5.650           04/25/46             1,500,415
  1,209     DSLA Mortgage Loan Trust.................................... 5.520           09/19/36             1,212,024
  1,101     DSLA Mortgage Loan Trust.................................... 5.767           04/19/47             1,102,074
    815     Federal Home Loan Mortgage Corp............................. 5.500           09/25/45               818,828
    296     Federal Home Loan Mortgage Corp. (a)........................ 6.500           04/01/28                62,715
     84     Federal Home Loan Mortgage Corp. (a)........................ 8.000           06/01/31                19,044
    852     Federal Home Loan Mortgage Corp. (REMIC) (a)(e)............. 1.625           06/17/27                33,373
    544     Federal Home Loan Mortgage Corp. (REMIC) (a)................ 5.000           12/15/16                51,723
    742     Federal Home Loan Mortgage Corp. (REMIC).................... 5.950           03/15/34               746,951
    141     Federal Home Loan Mortgage Corp. (REMIC) (a)................ 6.000           05/15/30                 3,220
    520     Federal National Mortgage Association....................... 5.394           05/28/35               521,364
     85     Federal National Mortgage Association....................... 5.404           05/28/35                85,248
  1,802     Federal National Mortgage Association....................... 5.500           11/25/43             1,792,149
    845     Federal National Mortgage Association....................... 5.550           05/25/35               848,821
    750     Federal National Mortgage Association....................... 6.022           11/25/10               774,987
    227     Federal National Mortgage Association (a)................... 6.500           06/01/31                49,479
     60     Federal National Mortgage Association (a)................... 7.000           03/01/32                13,953
     70     Federal National Mortgage Association (a)................... 8.000           05/01/30                15,909
  1,761     Federal National Mortgage Association (REMIC)............... 5.045           05/25/30             1,764,039
  8,009     Federal National Mortgage Association (REMIC)............... 5.410           12/25/36             7,987,397
    765     Federal National Mortgage Association (REMIC)............... 5.750           12/18/32               771,833
    992     Federal National Mortgage Association (REMIC) (a)........... 6.000     08/25/32 to 07/25/33         170,300
  1,579     Federal National Mortgage Association (REMIC) (a)........... 6.500           05/25/33               337,581
    292     Federal National Mortgage Association (REMIC) (a)........... 7.000           04/25/33                65,780
    218     Government National Mortgage Association (a)(e)............. 2.050           05/16/32                14,859
    476     Government National Mortgage Association (REMIC) (a)(e)..... 2.650     04/16/29 to 05/16/32          27,316
    553     Government National Mortgage Association (REMIC) (a)(e)..... 3.050           06/16/27                19,506
  2,826     Greenpoint Mortgage Funding Trust (a)....................... 1.946           10/25/45                68,392
  3,041     Greenpoint Mortgage Funding Trust (a)....................... 2.008           08/25/45                93,063
  3,358     Greenpoint Mortgage Funding Trust (a)....................... 2.072           06/25/45               103,766
      2     Harborview Mortgage Loan Trust (c)..........................   *       07/20/36 to 03/19/37           1,545
  4,492     Harborview Mortgage Loan Trust (a).......................... 1.082           06/19/35               106,679
  4,260     Harborview Mortgage Loan Trust (a).......................... 1.704           05/19/35               105,161
  7,224     Harborview Mortgage Loan Trust (a).......................... 2.008           01/19/36               189,632
  2,548     Harborview Mortgage Loan Trust (a).......................... 2.286           01/19/36                72,460
  4,614     Harborview Mortgage Loan Trust (a).......................... 2.075           03/19/37               212,659
  7,596     Harborview Mortgage Loan Trust (a).......................... 2.183           07/19/47               286,030
    474     Harborview Mortgage Loan Trust.............................. 5.440           12/19/37               474,363
    999     Harborview Mortgage Loan Trust.............................. 5.540           12/19/37             1,000,044
  1,294     Harborview Mortgage Loan Trust.............................. 5.600           10/19/46             1,300,153
  1,515     Harborview Mortgage Loan Trust.............................. 6.827           01/19/36             1,545,807
  3,409     Indymac Index Mortgage Loan Trust (a)....................... 1.343           07/25/35               110,807
  1,128     Indymac Index Mortgage Loan Trust........................... 5.600           05/25/36             1,131,893
    942     Indymac Index Mortgage Loan Trust........................... 5.730           10/25/36               946,980
  1,226     Luminent Mortgage Trust..................................... 5.590           10/25/46             1,230,408

See Notes to Financial Statements                                              5

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO  continued

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006  continued

PAR
AMOUNT
(000)       DESCRIPTION                                                  COUPON          MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------
            COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   798     Residential Accredit Loans, Inc. (b)........................ 5.540%          01/25/46          $    797,507
  1,090     Residential Accredit Loans, Inc. (b)........................ 5.580           06/25/46             1,089,056
  1,475     Residential Accredit Loans, Inc. (b)........................ 5.620           02/25/46             1,478,141
  1,038     Structured Asset Mortgage Investments (b)................... 5.580           08/25/36             1,040,808
  1,481     Structured Asset Mortgage Investments, Inc. (b)............. 5.550           12/25/35             1,486,072
    536     Structured Asset Mortgage Investments, Inc. (b)............. 5.540           02/25/36               536,982
  1,287     Structured Asset Mortgage Investments, Inc. (b)............. 5.520           10/25/36             1,289,998
 11,287     Washington Mutual (a)....................................... 0.653           01/25/45               178,128
  5,342     Washington Mutual (a)....................................... 0.482           10/25/44                97,660
  3,732     Washington Mutual (a)....................................... 0.610           07/25/44                68,231
  2,183     Washington Mutual (a)....................................... 0.655           06/25/44                40,926
    901     Washington Mutual (b)....................................... 5.767           05/25/46               902,557
    708     Washington Mutual (b)....................................... 5.690           11/25/45               709,708
    875     Washington Mutual (b)....................................... 5.698           04/25/46               880,104
    681     Washington Mutual (b)....................................... 5.710           07/25/45               684,338
                                                                                                           ------------

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS  26.4%.......................................................      54,107,836
                                                                                                           ------------

            MORTGAGE BACKED SECURITIES  21.2%
    236     Federal Home Loan Mortgage Corp. (ARM)...................... 3.536           07/01/34               235,449
    486     Federal Home Loan Mortgage Corp. (ARM)...................... 4.152           08/01/34               488,969
     52     Federal Home Loan Mortgage Corp............................. 6.000     06/01/29 to 09/01/29          52,239
    325     Federal Home Loan Mortgage Corp. (a)........................ 6.000           05/01/31                61,727
     50     Federal Home Loan Mortgage Corp............................. 6.500           06/01/29                51,074
  1,183     Federal Home Loan Mortgage Corp............................. 7.500     08/01/24 to 08/01/31       1,232,325
      5     Federal Home Loan Mortgage Corp............................. 8.000           09/01/24                 5,047
  1,600     Federal Home Loan Mortgage, January......................... 4.500             TBA                1,499,000
    251     Federal National Mortgage Association (ARM)................. 3.612           07/01/34               252,216
  1,075     Federal National Mortgage Association....................... 3.920           01/01/08             1,063,249
    243     Federal National Mortgage Association (ARM)................. 4.113           10/01/34               243,698
    288     Federal National Mortgage Association (ARM)................. 4.164           09/01/34               287,337
  1,093     Federal National Mortgage Association (ARM)................. 4.338           02/01/34             1,089,739
    273     Federal National Mortgage Association (ARM)................. 4.436           10/01/34               273,081
    420     Federal National Mortgage Association (ARM)................. 5.960           07/01/33               426,257
    116     Federal National Mortgage Association....................... 6.000     01/01/14 to 06/01/14         117,806
  1,682     Federal National Mortgage Association (ARM)................. 6.156           05/01/36             1,719,610
    282     Federal National Mortgage Association....................... 6.500     06/01/09 to 12/01/32         288,151
  1,816     Federal National Mortgage Association (ARM)................. 6.731           03/01/36             1,854,119
  1,449     Federal National Mortgage Association (ARM)................. 6.786           03/01/36             1,479,417
  8,307     Federal National Mortgage Association....................... 7.000     07/01/10 to 10/01/35       8,552,437
  1,160     Federal National Mortgage Association (ARM)................. 7.120           03/01/36             1,185,097
  1,441     Federal National Mortgage Association (ARM)................. 7.146           05/01/36             1,472,529
  1,480     Federal National Mortgage Association (ARM)................. 7.205           07/01/36             1,515,011
  1,707     Federal National Mortgage Association (ARM)................. 7.216           05/01/36             1,745,359
  2,129     Federal National Mortgage Association (ARM)................. 7.246           04/01/36             2,176,873
  3,051     Federal National Mortgage Association (ARM)................. 7.271           04/01/36             3,138,965
  1,211     Federal National Mortgage Association....................... 7.500     02/01/23 to 04/01/32       1,260,451
    929     Federal National Mortgage Association (ARM)................. 7.528           03/01/36               949,903
     15     Federal National Mortgage Association....................... 8.000     06/01/24 to 10/01/24          16,166
     27     Federal National Mortgage Association....................... 11.000          11/01/20                30,421
  8,025     Federal National Mortgage Association, January.............. 7.000             TBA                8,238,160
     79     Government National Mortgage Association.................... 6.500     05/15/23 to 03/15/29          80,815
    166     Government National Mortgage Association.................... 7.000     04/15/23 to 11/15/27         171,792
     28     Government National Mortgage Association.................... 7.500     12/15/21 to 06/15/24          28,954
     23     Government National Mortgage Association.................... 8.000     05/15/17 to 01/15/23          24,343
      8     Government National Mortgage Association.................... 8.500           07/15/17                 8,450
     30     Government National Mortgage Association.................... 9.500     07/15/09 to 10/15/09          30,962
      2     Government National Mortgage Association.................... 11.000          09/15/10                 2,239
                                                                                                           ------------

TOTAL MORTGAGE BACKED SECURITIES.......................................................................      43,349,437
                                                                                                           ------------

 6                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO  continued

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006  continued

PAR
AMOUNT
(000)       DESCRIPTION                                                  COUPON          MATURITY             VALUE
-----------------------------------------------------------------------------------------------------------------------
            UNITED STATES GOVERNMENT AGENCY OBLIGATIONS  6.3%
$ 4,400     Federal Home Loan Bank...................................... 3.000%          04/15/09          $  4,221,848
  3,150     Federal Home Loan Mortgage Corp............................. 6.625           09/15/09             3,282,744
    350     Federal National Mortgage Association....................... 7.125           06/15/10               374,471
  1,985     Financing Corp.............................................. 9.650           11/02/18             2,778,228
    700     Financing Corp.............................................. 9.800           04/06/18               979,972
    960     Tennessee Valley Authority, Ser G........................... 7.125           05/01/30             1,211,000
                                                                                                           ------------

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS......................................................      12,848,263
                                                                                                           ------------

            UNITED STATES TREASURY AGENCY OBLIGATIONS  27.0%
  3,800     United States Treasury Bonds................................ 5.250           11/15/28             3,986,143
    300     United States Treasury Bonds................................ 6.125           08/15/29               350,719
  1,500     United States Treasury Bonds................................ 7.625           11/15/22             1,947,657
  1,000     United States Treasury Bonds................................ 8.000           11/15/21             1,325,938
  1,800     United States Treasury Bonds................................ 8.125           08/15/19             2,352,235
  9,120     United States Treasury Bonds................................ 8.125           08/15/21            12,174,489
    800     United States Treasury Bonds................................ 8.750           08/15/20             1,106,250
  1,250     United States Treasury Bonds................................ 9.250           02/15/16             1,665,625
    350     United States Treasury Bonds................................ 10.375          11/15/12               365,668
    700     United States Treasury Bonds................................ 12.000          08/15/13               777,711
 10,000     United States Treasury Notes................................ 3.125           05/15/07             9,932,820
  7,100     United States Treasury Notes................................ 3.875           02/15/13             6,797,419
    500     United States Treasury Notes................................ 4.750           11/15/08               499,512
  5,700     United States Treasury Notes................................ 4.750           05/15/14             5,716,479
  6,100     United States Treasury Notes................................ 5.125           06/30/11             6,204,847
                                                                                                           ------------

TOTAL UNITED STATES TREASURY AGENCY OBLIGATIONS........................................................      55,203,512
                                                                                                           ------------

TOTAL LONG-TERM INVESTMENTS  80.9%
  (Cost $164,886,826)..................................................................................     165,509,048
                                                                                                           ------------

                                                                                EXPIRATION    EXERCISE       MARKET
DESCRIPTION                                                        CONTRACTS       DATE        PRICE         VALUE
----------------------------------------------------------------------------------------------------------------------
PURCHASED OPTIONS  0.0%
Eurodollar Futures, June 2007..................................        27        June-07         94.75    $      8,775
Eurodollar Futures, June 2007..................................       459        June-07         94.25          11,475
Eurodollar Futures, June 2007..................................        62        June-07         94.50           5,425
90 Day Euro Futures, September 2007............................        64        Sept-07         94.75          22,800
                                                                                                          ------------
TOTAL PURCHASED OPTIONS
  (Cost $188,609).....................................................................................          48,475
                                                                                                          ------------

SHORT-TERM INVESTMENTS  23.2%

REPURCHASE AGREEMENTS 23.0%
Citigroup Global Markets, Inc. ($9,608,383 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.23%, dated 12/29/06, to be sold on 01/02/07 at
  $9,613,966).........................................................................................       9,608,383
State Street Bank & Trust Co. ($37,418,617 par collateralized by U.S. Government obligations in a pooled cash account, interest rate of 5.08%, dated 12/29/06, to be sold on 01/02/07 at
  $37,439,738)........................................................................................      37,418,617
                                                                                                          ------------
TOTAL REPURCHASE AGREEMENTS...........................................................................      47,027,000
                                                                                                          ------------

GOVERNMENT AGENCY OBLIGATIONS  0.2%
United States Treasury Bill ($550,000 par, yielding 3.559%, 01/11/07 maturity) (d)....................         549,457
                                                                                                          ------------

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO  continued

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006  continued

DESCRIPTION                                                                                              VALUE
------------------------------------------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS  23.2%
(Cost $47,576,457)................................................................................    $ 47,576,457
                                                                                                      ------------

TOTAL INVESTMENTS  104.1%
  (Cost $212,651,892).............................................................................     213,133,980
LIABILITIES IN EXCESS OF OTHER ASSETS  (4.1%).....................................................      (8,417,110)
                                                                                                      ------------

NET ASSETS 100.0%.................................................................................    $204,716,870
                                                                                                      ============

Percentages are calculated as a percentage of net assets.

*   Zero coupon bond

(a) Interest Only

(b) Floating Rate Coupon

(c) Principal Only

(d) All or a portion of this security has been physically segregated in connection with open futures contracts.

(e) Inverse Floating Rate Coupon

The obligations of certain U.S. Government sponsored entities are neither issued nor guaranteed by the United States Treasury.

ARM--Adjustable Rate Mortgage

REMIC--Real Estate Mortgage Investment Conduits

TBA--To be announced, maturity date has not yet been established. Upon settlement and delivery of the mortgage pools, maturity dates will be assigned.

FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 2006:

                                                                                 UNREALIZED
                                                                                APPRECIATION/
                                                                CONTRACTS       DEPRECIATION
LONG CONTRACTS:
U.S. Treasury Bonds Futures, March 2007 (Current Notional
  Value of $111,438 per contract)...........................       221            $(327,593)
U.S. Treasury Notes 5-Year Futures, March 2007 (Current
  Notional Value of $105,063 per contract)..................       196             (108,188)
SHORT CONTRACTS:
U.S. Treasury Notes 10-Year Futures, March 2007 (Current
  Notional Value of $107,469 per contract)..................        34               54,500
U.S. Treasury Notes 2-Year Futures, March 2007 (Current
  Notional Value of $204,031 per contract)..................       191              138,887
                                                                   ---            ---------
                                                                   642            $(242,394)
                                                                   ===            =========

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2006

ASSETS:
Total Investments, including repurchase agreements of
  $47,027,000 (Cost $212,651,892)...........................    $213,133,980
Cash........................................................           9,681
Receivables:
  Interest..................................................       1,399,367
  Portfolio Shares Sold.....................................         254,528
  Principal Paydowns........................................          27,200
Other.......................................................         152,905
                                                                ------------
    Total Assets............................................     214,977,661
                                                                ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................       9,770,949
  Investment Advisory Fee...................................          77,732
  Portfolio Shares Repurchased..............................          72,879
  Distributor and Affiliates................................          33,907
  Variation Margin on Futures...............................          13,797
Trustees' Deferred Compensation and Retirement Plans........         225,573
Accrued Expenses............................................          65,954
                                                                ------------
    Total Liabilities.......................................      10,260,791
                                                                ------------
NET ASSETS..................................................    $204,716,870
                                                                ============
NET ASSETS CONSIST OF:
Capital (Par value of $.01 per share with an unlimited
  number of shares authorized)..............................    $205,932,585
Net Unrealized Appreciation.................................         239,694
Accumulated Undistributed Net Investment Income.............       8,077,894
Accumulated Net Realized Loss...............................      (9,533,303)
                                                                ------------
NET ASSETS..................................................    $204,716,870
                                                                ============
NET ASSETS VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares: (Based on net assets of $57,503,556 and
  6,180,552 shares of beneficial interest issued and
  outstanding)..............................................    $       9.30
                                                                ============
  Class II Shares: (Based on net assets of $147,213,314 and
  15,830,942 shares of beneficial interest issued and
  outstanding)..............................................    $       9.30
                                                                ============

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2006

INVESTMENT INCOME:
Interest....................................................    $ 9,899,551
                                                                -----------
EXPENSES:
Investment Advisory Fee.....................................        905,761
Distribution (12b-1) and Service Fees.......................        302,913
Reports to Shareholders.....................................         64,480
Accounting and Administrative Expenses......................         54,301
Custody.....................................................         45,637
Trustees' Fees and Related Expenses.........................         40,686
Professional Fees...........................................         31,164
Transfer Agent Fees.........................................         18,458
Other.......................................................         14,731
                                                                -----------
    Total Expenses..........................................      1,478,131
    Investment Advisory Fee Reduction.......................         86,103
    Less Credits Earned on Cash Balances....................          2,201
                                                                -----------
    Net Expenses............................................      1,389,827
                                                                -----------
NET INVESTMENT INCOME.......................................    $ 8,509,724
                                                                ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................    $(1,749,461)
  Futures...................................................        905,898
                                                                -----------
Net Realized Loss...........................................       (843,563)
                                                                -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................      2,008,681
                                                                -----------
  End of the Period:
    Investments.............................................        482,088
    Futures.................................................       (242,394)
                                                                -----------
                                                                    239,694
                                                                -----------
Net Unrealized Depreciation During the Period...............     (1,768,987)
                                                                -----------
NET REALIZED AND UNREALIZED LOSS............................    $(2,612,550)
                                                                ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $ 5,897,174
                                                                ===========

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                     FOR THE              FOR THE
                                                                   YEAR ENDED           YEAR ENDED
                                                                DECEMBER 31, 2006    DECEMBER 31, 2005
                                                                --------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................      $  8,509,724         $  5,938,514
Net Realized Loss...........................................          (843,563)            (133,397)
Net Unrealized Depreciation During the Period...............        (1,768,987)            (368,149)
                                                                  ------------         ------------
Change in Net Assets from Operations........................         5,897,174            5,436,968
                                                                  ------------         ------------

Distributions from Net Investment Income:
  Class I Shares............................................        (2,767,293)          (2,804,584)
  Class II Shares...........................................        (4,749,173)          (3,294,388)
                                                                  ------------         ------------
Total Distributions.........................................        (7,516,466)          (6,098,972)
                                                                  ------------         ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........        (1,619,292)            (662,004)
                                                                  ------------         ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        57,177,402           37,244,949
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................         7,516,466            6,098,972
Cost of Shares Repurchased..................................       (29,844,910)         (25,861,701)
                                                                  ------------         ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........        34,848,958           17,482,220
                                                                  ------------         ------------
TOTAL INCREASE IN NET ASSETS................................        33,229,666           16,820,216
NET ASSETS:
Beginning of the Period.....................................       171,487,204          154,666,988
                                                                  ------------         ------------
End of the Period (Including accumulated undistributed net
  investment income of $8,077,894 and $6,044,359,
  respectively).............................................      $204,716,870         $171,487,204
                                                                  ============         ============

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                               YEAR ENDED DECEMBER 31,
CLASS I SHARES                                                  -----------------------------------------------------
                                                                2006        2005        2004        2003        2002
                                                                -----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $9.42       $9.48       $9.55       $9.82       $9.39
                                                                -----       -----       -----       -----       -----
  Net Investment Income (a).................................     0.44        0.35        0.31        0.28        0.29
  Net Realized and Unrealized Gain/Loss.....................    (0.14)      (0.03)       0.08       (0.11)       0.57
                                                                -----       -----       -----       -----       -----
Total from Investment Operations............................     0.30        0.32        0.39        0.17        0.86
Less Distributions from Net Investment Income...............     0.42        0.38        0.46        0.44        0.43
                                                                -----       -----       -----       -----       -----
NET ASSET VALUE, END OF THE PERIOD..........................    $9.30       $9.42       $9.48       $9.55       $9.82
                                                                =====       =====       =====       =====       =====

Total Return*...............................................    3.34%       3.54%       4.17%       1.75%       9.61%
Net Assets at End of the Period (In millions)...............    $57.5       $63.1       $71.2       $75.1       $89.8
Ratio of Expenses to Average Net Assets*....................    0.60%       0.60%       0.60%       0.60%       0.60%
Ratio of Net Investment Income to Average Net Assets*.......    4.84%       3.78%       3.26%       2.96%       3.10%
Portfolio Turnover..........................................     242%        261%        409%        511%(b)      87%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................    0.65%       0.64%       0.65%       0.63%       0.68%
   Ratio of Net Investment Income to Average Net Assets.....    4.79%       3.75%       3.21%       2.93%       3.02%

(a) Based on average shares outstanding.

(b) The Portfolio's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of the portfolio securities for a fiscal year by the average monthly value of the Portfolio's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Portfolio's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous years.

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                YEAR ENDED DECEMBER 31,
CLASS II SHARES                                                 -------------------------------------------------------
                                                                 2006         2005        2004        2003        2002
                                                                -------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $ 9.42       $ 9.48       $9.55       $9.82       $9.39
                                                                ------       ------       -----       -----       -----
  Net Investment Income (a).................................      0.42         0.33        0.28        0.25        0.29
  Net Realized and Unrealized Gain/Loss.....................     (0.14)       (0.03)       0.09       (0.11)       0.55
                                                                ------       ------       -----       -----       -----
Total from Investment Operations............................      0.28         0.30        0.37        0.14        0.84
Less Distributions from Net Investment Income...............      0.40         0.36        0.44        0.41        0.41
                                                                ------       ------       -----       -----       -----
NET ASSET VALUE, END OF THE PERIOD..........................    $ 9.30       $ 9.42       $9.48       $9.55       $9.82
                                                                ======       ======       =====       =====       =====

Total Return* (b)...........................................     3.11%        3.28%       3.90%       1.49%       9.33%
Net Assets at End of the Period (In millions)...............    $147.2       $108.4       $83.5       $70.6       $52.8
Ratio of Expenses to Average Net Assets*....................     0.85%        0.85%       0.85%       0.85%       0.85%
Ratio of Net Investment Income to Average Net Assets*.......     4.62%        3.52%       3.03%       2.65%       3.07%
Portfolio Turnover..........................................      242%         261%        409%        511%(c)      87%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................     0.90%         .89%        .90%        .88%        .93%
   Ratio of Net Investment Income to Average Net Assets.....     4.57%        3.49%       2.98%       2.61%       2.99%

(a) Based on average shares outstanding.

(b) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

(c) The Portfolio's portfolio turnover rate is calculated by dividing the lesser of purchases or sales of the portfolio securities for a fiscal year by the average monthly value of the Portfolio's portfolio securities during such fiscal year. The turnover rate may vary greatly from year to year as well as within a year. Beginning with the fiscal year ended December 31, 2003, the Portfolio's portfolio turnover rate reflects mortgage pool forward commitments as purchases and sales, which had not been the case in the past. This caused the reported portfolio turnover rate to be higher than in previous years.

See Notes to Financial Statements                                             13

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Government Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek to provide investors with high current return consistent with preservation of capital. The Portfolio commenced investment operations on April 7, 1986. The Portfolio offers Class I Shares and Class II Shares. Each class of shares differs by the allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are stated at value using market quotations or indications of value obtained from an independent pricing service. If such valuations are not available, then estimates are obtained from yield data relating to instruments or securities with similar characteristics in accordance with procedures established in good faith by the Board of Trustees. Futures contracts are valued at the settlement price established each day on the exchange on which they are traded. Options are valued at the last sale price. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may purchase and sell securities on a "when-issued", "delayed delivery" or "forward commitment" basis, with settlement to occur at a later date. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security so purchased is subject to market fluctuations during this period. Purchasing securities on this basis involves a risk that the market value at the time of delivery may be lower than the agreed upon purchase price resulting in an unrealized loss. The Portfolio will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued, delayed delivery or forward purchase commitments until payment is made. At December 31, 2006, the Portfolio had $9,770,465 of when-issued, delayed delivery or forward purchase commitments.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized over the expected life of each applicable security. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. At December 31, 2006, the Portfolio had an accumulated capital loss carryforward for tax purposes of $9,036,719 which will expire according to the following schedule:

AMOUNT                                                             EXPIRATION
$1,615,845 .................................................    December 31, 2007
   671,393..................................................    December 31, 2008
 2,429,205..................................................    December 31, 2011
   847,343..................................................    December 31, 2012
 1,585,472..................................................    December 31, 2013
 1,877,461..................................................    December 31, 2014

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

    At December 31, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $214,409,617
                                                                ============
Gross tax unrealized appreciation...........................    $  1,210,253
Gross tax unrealized depreciation...........................      (2,485,890)
                                                                ------------
Net tax unrealized depreciation on investments..............    $ (1,275,637)
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains and gains on futures transactions. All short-term capital gains and a portion of futures gains are included in ordinary income for tax purposes.

    The tax character of distributions paid during the years ended December 31, 2006 and 2005 was as follows:

                                                                   2006          2005
Distribution paid from:
  Ordinary income...........................................    $7,516,466    $6,098,972
  Long-term capital gain....................................           -0-           -0-
                                                                ----------    ----------
                                                                $7,516,466    $6,098,972
                                                                ==========    ==========

    Permanent differences, primarily due to paydowns on mortgage-backed securities, resulted in the following reclassifications among the Portfolio's components of net assets at December 31, 2006:

ACCUMULATED UNDISTRIBUTED NET  ACCUMULATED NET
      INVESTMENT INCOME         REALIZED LOSS    CAPITAL
        $1,040,277               $(1,040,277)     $-0-

    As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $9,666,392

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of post-October losses of $511,430 which are not recognized for tax purposes until the first day of the following fiscal year, gains and losses recognized for tax purposes on open futures transactions on December 31, 2006, straddle positions and the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended December 31, 2006, the Portfolio's custody fee was reduced by $2,201 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Portfolio and two other portfolios of the Trust (the "Combined Portfolios"), the Portfolio pays the Adviser a monthly fee based upon its share of a fee computed based upon an annual rate applied to the combined average daily net assets of the Combined Portfolios as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Next $500 million...........................................       .45%
Over $1 billion.............................................       .40%

    The effective management fee based on the average daily net assets of the Combined Portfolios for the year ended December 31, 2006 was .50%.

    Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the amount of the excess. Additionally, the Adviser has voluntarily agreed to reimburse the Portfolio for all expenses as a percent of average daily net assets in excess of .60% for Class I Shares and .85% for Class II Shares. For the year ended December 31, 2006, the Adviser waived approximately $86,100 of its advisory fees. This waiver is voluntary and can be discontinued at any time.

    For the year ended December 31, 2006, the Portfolio recognized expenses of approximately $5,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the year ended December 31, 2006, the Portfolio recognized expenses of approximately $20,000 representing Van Kampen Investments Inc.'s or its affiliates, (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as, the salary, benefits and related costs of

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2006, the Portfolio recognized expenses of approximately $15,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $123,641 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2006 and 2005, transactions were as follows:

                                                                           FOR THE                             FOR THE
                                                                         YEAR ENDED                          YEAR ENDED
                                                                      DECEMBER 31, 2006                   DECEMBER 31, 2005
                                                                -----------------------------       -----------------------------
                                                                  SHARES            VALUE             SHARES            VALUE
Sales:
  Class I...................................................       237,243       $  2,164,906          144,836       $  1,350,225
  Class II..................................................     6,003,604         55,012,496        3,838,051         35,894,724
                                                                ----------       ------------       ----------       ------------
Total Sales.................................................     6,240,847       $ 57,177,402        3,982,887       $ 37,244,949
                                                                ==========       ============       ==========       ============
Dividend Reinvestment:
  Class I...................................................       308,849       $  2,767,293          308,535       $  2,804,584
  Class II..................................................       528,861          4,749,173          362,021          3,294,388
                                                                ----------       ------------       ----------       ------------
Total Dividend Reinvestment.................................       837,710       $  7,516,466          670,556       $  6,098,972
                                                                ==========       ============       ==========       ============
Repurchases:
  Class I...................................................    (1,061,558)      $ (9,669,814)      (1,268,134)      $(11,834,772)
  Class II..................................................    (2,210,013)       (20,175,096)      (1,500,118)       (14,026,929)
                                                                ----------       ------------       ----------       ------------
Total Repurchases...........................................    (3,271,571)      $(29,844,910)      (2,768,252)      $(25,861,701)
                                                                ==========       ============       ==========       ============

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, were $64,113,543 and $182,427, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities, for the period were $317,039,666 and $360,625,820, respectively.

5. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate, or index.

    The Portfolio may use derivative instruments for a variety of reasons, such as to attempt to protect the Portfolio against possible changes in the market value of its portfolio, to manage the portfolio's effective yield, maturity and duration, or to generate potential gain. All of the Portfolio's portfolio holdings, including derivative instruments, are marked to market each day with the change in value reflected in unrealized appreciation/depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when exercising an option contract or taking delivery of a security underlying a futures contract. In these instances, the recognition of gain or loss is postponed until the disposal of the security underlying the option or futures contract. Risks may arise as a result of the potential inability of the counterparties to meet the terms of their contracts.

    Summarized below are the specific types of derivative financial instruments used by the Portfolio.

A. FUTURES CONTRACTS A futures contract is an agreement involving the delivery of a particular asset on a specified future date at an agreed upon price. The Portfolio generally invests in exchange traded futures contracts on U.S. Treasury Bonds or Notes for duration and risk management purposes and typically closes the contract prior to the delivery date. Upon entering into futures contracts, the Portfolio maintains an amount of cash or liquid securities with a value equal to a percentage of the contract amount with either a futures commission merchant

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

pursuant to rules and regulations promulgated under the 1940 Act, as amended, or with its custodian in an account in the broker's name. This amount is known as initial margin. During the period the futures contract is open, payments are received from or made to the broker based upon changes in the value of the contract (the variation margin). The risk of loss associated with a futures contract is in excess of the variation margin reflected on the Statement of Assets and Liabilities.

    Transactions in futures contracts for the year ended December 31, 2006, were as follows:

                                                                CONTRACTS
Outstanding at December 31, 2005............................        447
Futures Opened..............................................      3,002
Futures Closed..............................................     (2,807)
                                                                 ------
Outstanding at December 31, 2006............................        642
                                                                 ======

B. PURCHASED OPTION CONTRACTS An option contract gives the buyer the right, but not the obligation to buy (call) or sell (put) an underlying item at a fixed exercise (strike) price during a specified period. The Portfolio may purchase put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying (or similar) instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying (or similar) instrument. The risk associated with purchasing put and call options is limited to the premium paid. Purchased options are reported as part of "Total Investments" on the Statement of Assets and Liabilities. Premiums paid for purchasing options which expire are treated as realized losses.

C. INVERSE FLOATING RATE INSTRUMENTS An inverse floating rate security is one where the coupon is inversely indexed to a short-term floating interest rate multiplied by a specific factor. As the floating rate rises, the coupon is reduced. Conversely, as the floating rate declines, the coupon is increased. The price of these securities may be more volatile than the price of a comparable fixed rate security. These instruments are typically used by the Portfolio to enhance the yield of the portfolio. The investments are identified on the Portfolio of Investments.

6. MORTGAGE BACKED SECURITIES

A Mortgage Backed Security (MBS) is a pass-through security created by pooling mortgages and selling participations in the principal and interest payments received from borrowers. Most of these securities are guaranteed by Federally sponsored agencies-Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) or Federal Home Loan Mortgage Corporation (FHLMC).

    A Collateralized Mortgage Obligation (CMO) is a bond which is collateralized by a pool of MBS's. The Portfolio also invests in REMIC's (Real Estate Mortgage Investment Conduit) which are simply another form of CMO. These MBS pools are divided into classes or tranches with each class having its own characteristics. For instance, a PAC (Planned Amortization Class) is a specific class of mortgages which over its life will generally have the most stable cash flows and the lowest prepayment risk.

7. DISTRIBUTION AND SERVICE PLANS

Shares of the Portfolio are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended and a service plan (collectively the "Plans") for Class II Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid monthly.

8. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

9. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the portfolio NAV calculations as late as the portfolio's last NAV calculation in the first required financial statement period. As a result, the Portfolio will incorporate FIN 48 in its semi annual report on June 30, 2007. The impact to the Portfolio's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio's financial statement disclosures.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Government Portfolio

    We have audited the accompanying statement of assets and liabilities of Van Kampen Life Investment Trust Government Portfolio (one of the portfolios constituting the Life Investment Trust (the "Portfolio")), including the portfolio of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Government Portfolio of the Life Investment Trust at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 9, 2007

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

TRUSTEES AND OFFICERS

The business and affairs of the Portfolio are managed under the direction of the Portfolio's Board of Trustees and the Portfolio's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Portfolio and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                            NUMBER OF
                                                  TERM OF                                    FUNDS IN
                                                 OFFICE AND                                    FUND
                                  POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS              HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             PORTFOLIO       SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE
David C. Arch (61)                Trustee        Trustee       Chairman and Chief               72        Trustee/Director/Managing
Blistex Inc.                                     since 2003    Executive Officer of                       General Partner of funds
1800 Swift Drive                                               Blistex Inc., a consumer                   in the Fund Complex.
Oak Brook, IL 60523                                            health care products
                                                               manufacturer. Director of
                                                               the Heartland Alliance, a
                                                               nonprofit organization
                                                               serving human needs based
                                                               in Chicago. Director of
                                                               St. Vincent de Paul
                                                               Center, a Chicago based
                                                               day care facility serving
                                                               the children of low
                                                               income families. Board
                                                               member of the Illinois
                                                               Manufacturers'
                                                               Association.

Jerry D. Choate (68)              Trustee        Trustee       Prior to January 1999,           72        Trustee/Director/Managing
33971 Selva Road                                 since 1999    Chairman and Chief                         General Partner of funds
Suite 130                                                      Executive Officer of the                   in the Fund Complex.
Dana Point, CA 92629                                           Allstate Corporation                       Director of Amgen Inc., a
                                                               ("Allstate") and Allstate                  biotechnological company,
                                                               Insurance Company. Prior                   and Director of Valero
                                                               to January 1995,                           Energy Corporation, an
                                                               President and Chief                        independent refining
                                                               Executive Officer of                       company.
                                                               Allstate. Prior to August
                                                               1994, various management
                                                               positions at Allstate.

Rod Dammeyer (66)                 Trustee        Trustee       President of CAC, L.L.C.,        72        Trustee/Director/Managing
CAC, L.L.C.                                      since 2003    a private company                          General Partner of funds
4350 LaJolla Village Drive                                     offering capital                           in the Fund Complex.
Suite 980                                                      investment and management                  Director of Quidel
San Diego, CA 92122-6223                                       advisory services. Prior                   Corporation, Stericycle,
                                                               to February 2001, Vice                     Inc., Ventana Medical
                                                               Chairman and Director of                   Systems, Inc., and GATX
                                                               Anixter International,                     Corporation, and Trustee
                                                               Inc., a global                             of The Scripps Research
                                                               distributor of wire,                       Institute. Prior to
                                                               cable and communications                   January 2005, Trustee of
                                                               connectivity products.                     the University of Chicago
                                                               Prior to July 2000,                        Hospitals and Health
                                                               Managing Partner of                        Systems. Prior to April
                                                               Equity Group Corporate                     2004, Director of
                                                               Investment (EGI), a                        TheraSense, Inc. Prior to
                                                               company that makes                         January 2004, Director of
                                                               private investments in                     TeleTech Holdings Inc.
                                                               other companies.                           and Arris Group, Inc.
                                                                                                          Prior to May 2002,
                                                                                                          Director of Peregrine
                                                                                                          Systems Inc. Prior to
                                                                                                          February 2001, Director
                                                                                                          of IMC Global Inc. Prior
                                                                                                          to July 2000, Director of
                                                                                                          Allied Riser
                                                                                                          Communications Corp.,
                                                                                                          Matria Healthcare Inc.,
                                                                                                          Transmedia Networks,
                                                                                                          Inc., CNA Surety, Corp.
                                                                                                          and Grupo Azcarero Mexico
                                                                                                          (GAM).

Linda Hutton Heagy (58)           Trustee        Trustee       Managing Partner of              72        Trustee/Director/Managing
Heidrick & Struggles                             since 1995    Heidrick & Struggles, an                   General Partner of funds
233 South Wacker Drive                                         executive search firm.                     in the Fund Complex.
Suite 7000                                                     Trustee on the University
Chicago, IL 60606                                              of Chicago Hospitals
                                                               Board, Vice Chair of the
                                                               Board of the YMCA of
                                                               Metropolitan Chicago and
                                                               a member of the Women's
                                                               Board of the University
                                                               of Chicago. Prior to
                                                               1997, Partner of Ray &
                                                               Berndtson, Inc., an
                                                               executive recruiting
                                                               firm. Prior to 1996,
                                                               Trustee of The
                                                               International House
                                                               Board, a fellowship and
                                                               housing organization for
                                                               international graduate
                                                               students. Prior to 1995,
                                                               Executive Vice President
                                                               of ABN AMRO, N.A., a bank
                                                               holding company. Prior to
                                                               1990, Executive Vice
                                                               President of The Exchange
                                                               National Bank.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

TRUSTEES AND OFFICERS continued

                                                                                            NUMBER OF
                                                  TERM OF                                    FUNDS IN
                                                 OFFICE AND                                    FUND
                                  POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS              HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             PORTFOLIO       SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE

R. Craig Kennedy (54)             Trustee        Trustee       Director and President of        72        Trustee/Director/Managing
1744 R Street, NW                                since 1995    the German Marshall Fund                   General Partner of funds
Washington, DC 20009                                           of the United States, an                   in the Fund Complex.
                                                               independent U.S.
                                                               foundation created to
                                                               deepen understanding,
                                                               promote collaboration and
                                                               stimulate exchanges of
                                                               practical experience
                                                               between Americans and
                                                               Europeans. Formerly,
                                                               advisor to the Dennis
                                                               Trading Group Inc., a
                                                               managed futures and
                                                               option company that
                                                               invests money for
                                                               individuals and
                                                               institutions. Prior to
                                                               1992, President and Chief
                                                               Executive Officer,
                                                               Director and member of
                                                               the Investment Committee
                                                               of the Joyce Foundation,
                                                               a private foundation.

Howard J Kerr (71)                Trustee        Trustee       Prior to 1998, President         72        Trustee/Director/Managing
14 Huron Trace                                   since 2003    and Chief Executive                        General Partner of funds
Galena, IL 61036                                               Officer of Pocklington                     in the Fund Complex.
                                                               Corporation, Inc., an                      Director of the Lake
                                                               investment holding                         Forest Bank & Trust.
                                                               company. Director of the
                                                               Marrow Foundation.

Jack E. Nelson (70)               Trustee        Trustee       President of Nelson              72        Trustee/Director/Managing
423 Country Club Drive                           since 1995    Investment Planning                        General Partner of funds
Winter Park, FL 32789                                          Services, Inc., a                          in the Fund Complex.
                                                               financial planning
                                                               company and registered
                                                               investment adviser in the
                                                               State of Florida.
                                                               President of Nelson Ivest
                                                               Brokerage Services Inc.,
                                                               a member of the NASD,
                                                               Securities Investors
                                                               Protection Corp. and the
                                                               Municipal Securities
                                                               Rulemaking Board.
                                                               President of Nelson Sales
                                                               and Services Corporation,
                                                               a marketing and services
                                                               company to support
                                                               affiliated companies.

Hugo F. Sonnenschein (66)         Trustee        Trustee       President Emeritus and           72        Trustee/Director/Managing
1126 E. 59th Street                              since 2003    Honorary Trustee of the                    General Partner of funds
Chicago, IL 60637                                              University of Chicago and                  in the Fund Complex.
                                                               the Adam Smith                             Director of Winston
                                                               Distinguished Service                      Laboratories, Inc.
                                                               Professor in the
                                                               Department of Economics
                                                               at the University of
                                                               Chicago. Prior to July
                                                               2000, President of the
                                                               University of Chicago.
                                                               Trustee of the University
                                                               of Rochester and a member
                                                               of its investment
                                                               committee. Member of the
                                                               National Academy of
                                                               Sciences, the American
                                                               Philosophical Society and
                                                               a fellow of the American
                                                               Academy of Arts and
                                                               Sciences.

Suzanne H. Woolsey, Ph.D. (65)    Trustee        Trustee       Chief Communications             72        Trustee/Director/Managing
815 Cumberstone Road                             since 1999    Officer of the National                    General Partner of funds
Harwood, MD 20776                                              Academy of                                 in the Fund Complex.
                                                               Sciences/National                          Director of Fluor Corp.,
                                                               Research Council, an                       an engineering,
                                                               independent, federally                     procurement and
                                                               chartered policy                           construction
                                                               institution, from 2001 to                  organization, since
                                                               November 2003 and Chief                    January 2004 and Director
                                                               Operating Officer from                     of Neurogen Corporation,
                                                               1993 to 2001. Director of                  a pharmaceutical company,
                                                               the Institute for Defense                  since January 1998.
                                                               Analyses, a federally
                                                               funded research and
                                                               development center,
                                                               Director of the German
                                                               Marshall Fund of the
                                                               United States, Director
                                                               of the Rocky Mountain
                                                               Institute and Trustee of
                                                               Colorado College. Prior
                                                               to 1993, Executive
                                                               Director of the
                                                               Commission on Behavioral
                                                               and Social Sciences and
                                                               Education at the National
                                                               Academy of
                                                               Sciences/National
                                                               Research Council. From
                                                               1980 through 1989,
                                                               Partner of Coopers &
                                                               Lybrand.

Wayne W. Whalen* (67)             Trustee        Trustee       Partner in the law firm of Skadden, Arps, Slate,            72
333 West Wacker Drive                            since 1995    Meagher & Flom LLP, legal counsel to funds in
Chicago, IL 60606                                              the Fund Complex.


* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN LIFE INVESTMENT TRUST GOVERNMENT PORTFOLIO

TRUSTEES AND OFFICERS continued

                                                   TERM OF
                                                  OFFICE AND
                                 POSITION(S)      LENGTH OF
NAME, AGE AND                     HELD WITH          TIME       PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                PORTFOLIO         SERVED      DURING PAST 5 YEARS

OFFICERS:

Ronald E. Robison (68)          President and     Officer       President of funds in the
1221 Avenue of the Americas     Principal         since 2003    Fund Complex since
New York, NY 10020              Executive                       September 2005, and
                                Officer                         Principal Executive
                                                                Officer of funds in the
                                                                Fund Complex since May
                                                                2003. Managing Director
                                                                of Van Kampen Advisors
                                                                Inc. since June 2003.
                                                                Director of Investor
                                                                Services since September
                                                                2002. Director of the
                                                                Adviser, Van Kampen
                                                                Investments and Van
                                                                Kampen Exchange Corp.
                                                                since January 2005.
                                                                Managing Director of
                                                                Morgan Stanley and Morgan
                                                                Stanley & Co.
                                                                Incorporated. Managing
                                                                Director and Director of
                                                                Morgan Stanley Investment
                                                                Management Inc. Chief
                                                                Administrative Officer,
                                                                Managing Director and
                                                                Director of Morgan
                                                                Stanley Investment
                                                                Advisors Inc. and Morgan
                                                                Stanley Services Company
                                                                Inc. Managing Director
                                                                and Director of Morgan
                                                                Stanley Distributors Inc.
                                                                and Morgan Stanley
                                                                Distribution Inc. Chief
                                                                Executive Officer and
                                                                Director of Morgan
                                                                Stanley Trust. Executive
                                                                Vice President and
                                                                Principal Executive
                                                                Officer of the
                                                                Institutional and Retail
                                                                Morgan Stanley Funds.
                                                                Director of Morgan
                                                                Stanley SICAV.
                                                                Previously, Chief Global
                                                                Operations Officer of
                                                                Morgan Stanley Investment
                                                                Management Inc. and
                                                                Executive Vice President
                                                                of funds in the Fund
                                                                Complex from May 2003 to
                                                                September 2005.


Dennis Shea (53)                Vice President    Officer       Managing Director of
1221 Avenue of the Americas                       since 2006    Morgan Stanley Investment
New York, NY 10020                                              Advisors Inc., Morgan
                                                                Stanley Investment
                                                                Management Inc., the
                                                                Adviser and Van Kampen
                                                                Advisors Inc. Chief
                                                                Investment Officer-Global
                                                                Equity of the same
                                                                entities since February
                                                                2006. Vice President of
                                                                Morgan Stanley
                                                                Institutional and Retail
                                                                Funds since February
                                                                2006. Vice President of
                                                                funds in the Fund Complex
                                                                since March 2006.
                                                                Previously, Managing
                                                                Director and Director of
                                                                Global Equity Research at
                                                                Morgan Stanley from April
                                                                2000 to February 2006.


J. David Germany (52)           Vice President    Officer       Managing Director of
25 Cabot Square,                                  since 2006    Morgan Stanley Investment
Canary Wharf                                                    Advisors Inc., Morgan
London, GBR E14 4QA                                             Stanley Investment
                                                                Management Inc., the
                                                                Adviser and Van Kampen
                                                                Advisors Inc. Chief
                                                                Investment Officer -
                                                                Global Fixed Income of
                                                                the same entities since
                                                                December 2005. Managing
                                                                Director and Director of
                                                                Morgan Stanley Investment
                                                                Management Ltd. Director
                                                                of Morgan Stanley
                                                                Investment Management
                                                                (ACD) Limited since
                                                                December 2003. Vice
                                                                President of Morgan
                                                                Stanley Institutional and
                                                                Retail Funds since
                                                                February 2006. Vice
                                                                President of funds in the
                                                                Fund Complex since March
                                                                2006.


Amy R. Doberman (44)            Vice President    Officer       Managing Director and
1221 Avenue of the Americas                       since 2004    General Counsel - U.S.
New York, NY 10020                                              Investment Management;
                                                                Managing Director of
                                                                Morgan Stanley Investment
                                                                Management Inc., Morgan
                                                                Stanley Investment
                                                                Advisors Inc. and the
                                                                Adviser. Vice President
                                                                of the Morgan Stanley
                                                                Institutional and Retail
                                                                Funds since July 2004 and
                                                                Vice President of funds
                                                                in the Fund Complex since
                                                                August 2004. Previously,
                                                                Managing Director and
                                                                General Counsel of
                                                                Americas, UBS Global
                                                                Asset Management from
                                                                July 2000 to July 2004
                                                                and General Counsel of
                                                                Aeltus Investment
                                                                Management, Inc. from
                                                                January 1997 to July
                                                                2000.


Stefanie V. Chang (40)          Vice President    Officer       Executive Director of
1221 Avenue of the Americas     and Secretary     since 2003    Morgan Stanley Investment
New York, NY 10020                                              Management Inc. Vice
                                                                President and Secretary
                                                                of funds in the Fund
                                                                Complex.


John L. Sullivan (51)           Chief             Officer       Chief Compliance Officer
1 Parkview Plaza                Compliance        since 1996    of funds in the Fund
Oakbrook Terrace, IL 60181      Officer                         Complex since August
                                                                2004. Prior to August
                                                                2004, Director and
                                                                Managing Director of Van
                                                                Kampen Investments, the
                                                                Adviser, Van Kampen
                                                                Advisors Inc. and certain
                                                                other subsidiaries of Van
                                                                Kampen Investments, Vice
                                                                President, Chief
                                                                Financial Officer and
                                                                Treasurer of funds in the
                                                                Fund Complex and head of
                                                                Fund Accounting for
                                                                Morgan Stanley Investment
                                                                Management Inc. Prior to
                                                                December 2002, Executive
                                                                Director of Van Kampen
                                                                Investments, the Adviser
                                                                and Van Kampen Advisors
                                                                Inc.


James W. Garrett (38)           Chief             Officer       Managing Director of
1221 Avenue of the Americas     Financial         since 2006    Morgan Stanley Investment
New York, NY 10020              Officer and                     Management Inc. since
                                Treasurer                       December 2006; Chief
                                                                Financial Officer and
                                                                Treasurer of Morgan
                                                                Stanley Institutional
                                                                Funds since 2002 and of
                                                                funds in the Fund Complex
                                                                from January 2005 to
                                                                August 2005 and since
                                                                September 2006.
                                                                Previously, Executive
                                                                Director of Morgan
                                                                Stanley Investment
                                                                Management Inc. from 2002
                                                                to December 2006.

  Van Kampen Life Investment Trust Government Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Government Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Portfolio trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                               LITANRGOV 02/07
  (VAN KAMPEN INVESTMENTS LOGO)                             RN07-00390P-Y12/06

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Money Market Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2006.

       THIS PIECE MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

       AN INVESTMENT IN A MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION NOR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE PORTFOLIO.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2006

MARKET CONDITIONS

During the year ended December 31, 2006, the U.S. economy showed signs of weakening. The Institute for Supply Management (ISM) Manufacturing Index in November fell below 50 for the first time since April 2003, a level traditionally seen as an indicator of a contracting manufacturing sector. U.S. economic growth, as measured by gross domestic product (GDP), reflected the softening economy. GDP growth fell to 2.0 percent in the third quarter, down from the 2.6 percent and 5.6 percent growth rates experienced during the second and first quarters, respectively.

Given signs of moderating economic growth, a cooling housing market and the lagged effect of monetary policy action already taken, the Federal Open Market Committee ("the Fed") left its federal funds target rate unchanged in the second half of 2006. In its meetings during the second half of the year, the Fed noted the continued presence of "some inflation risks" in the economy.

PERFORMANCE ANALYSIS
For the seven-day period ended December 31, 2006, the portfolio's Class I shares provided an annualized yield of 4.66 percent and a current yield of 4.66 percent, while its 30-day average annualized yield for December was 4.64 percent. For the year ended December 31, 2006, the portfolio's Class I shares provided a total return of 4.42 percent.

For the seven-day period ended December 31, 2006, the portfolio's Class II shares provided an annualized yield of 4.41 percent and a current yield of 4.41 percent, while its 30-day average annualized yield for December was 4.39 percent. For the year ended December 31, 2006, the portfolio's Class II shares provided a total return of 4.16 percent.

As of the end of the period, the portfolio had net assets of $55 million and an average portfolio maturity of 36 days.

Our strategy in managing the portfolio remained consistent with its long-term focus on maintaining preservation of capital and liquidity. We adhered to a conservative approach that emphasized purchasing high-quality money market obligations, and avoided the use of derivatives or structured notes that might fluctuate excessively with changing interest rates.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the portfolio in the future.

PORTFOLIO COMPOSITION AS OF 12/31/06
Commercial Paper                                    67.7%
Floating Rate Notes                                 32.3

Subject to change daily. Provided for informational purposes only. Portfolio composition is as of a percentage of total investments. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2006

---------------------------------
       CLASS I   CLASS II
        4.42%     4.16%
---------------------------------

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than figures shown. For the most recent month- end performance figures, please visit vankampen.com or speak with your financial advisor. Investment returns will fluctuate and portfolio shares, when redeemed, may be worth more or less than their original cost.

The performance for the two share classes varies because each has different expenses. The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees; distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing cost (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/06 - 12/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total costs of owning different portfolios that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                BEGINNING           ENDING           EXPENSES PAID
                                                              ACCOUNT VALUE      ACCOUNT VALUE      DURING PERIOD*
                                                              -----------------------------------------------------
                                                                 7/1/06            12/31/06         7/1/06-12/31/06
Class I
  Actual....................................................    $1,000.00          $1,023.08             $3.77
  Hypothetical..............................................     1,000.00           1,021.41              3.77
  (5% annual return before expenses)
Class II
  Actual....................................................     1,000.00           1,021.84              5.05
  Hypothetical..............................................     1,000.00           1,020.21              5.04
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 0.74%, and 0.99% for Class I, and II Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006

PAR                                                                                    YIELD ON
AMOUNT                                                                     MATURITY    DATE OF      AMORTIZED
(000)      DESCRIPTION                                                       DATE      PURCHASE       COST
--------------------------------------------------------------------------------------------------------------
           COMMERCIAL PAPER  66.3%
$1,500     American Express Credit Corp. ..............................    01/08/07     5.286%     $ 1,498,463
 2,700     American General Finance Corp. .............................    01/30/07     5.287        2,688,625
 2,600     American Honda Finance Corp. ...............................    01/11/07     5.260        2,596,237
 2,550     Bank of America Corp. ......................................    02/01/07     5.251        2,538,362
 2,700     CBA (Delaware) Finance, Inc. ...............................    02/21/07     5.245        2,679,957
 2,500     DaimlerChrysler Revolving Auto Conduit LLC, Series II.......    01/24/07     5.320        2,491,614
 2,600     General Electric Capital Corp. .............................    01/26/07     5.020        2,590,521
 2,500     HBOS Treasury Services PLC..................................    03/14/07     5.315        2,473,775
 2,650     HSBC Finance Corp. .........................................    01/22/07     5.286        2,641,869
 2,600     Merrill Lynch & Co., Inc. ..................................    02/05/07     5.295        2,586,805
 2,500     MetLife Funding, Inc. ......................................    01/17/07     5.310        2,494,178
 1,444     Rabobank USA Financial Corp. ...............................    01/02/07     5.281        1,443,789
 1,860     Santander Central Hispano Finance (DE), Inc.................    02/08/07     5.290        1,849,712
 1,400     Societe Generale, NA........................................    01/08/07     5.364        1,398,544
 2,000     Swedbank....................................................    01/03/07     5.360        1,999,405
 2,500     Toyota Motor Credit Corp. ..................................    02/12/07     5.222        2,484,746
                                                                                                   -----------

           TOTAL COMMERCIAL PAPER..............................................................     36,456,602
                                                                                                   -----------

           FLOATING RATE NOTES  31.7%
 2,500     Bank of New York............................................    11/16/07     5.350*       2,500,523
 2,500     Citigroup, Inc. ............................................    06/04/07     5.430*       2,501,142
 2,400     National City Bank..........................................    04/02/07     5.352*       2,400,140
 2,500     SunTrust Bank, NA...........................................    11/19/07     5.320*       2,500,084
 2,500     US Bank, NA.................................................    09/10/07     5.383*       2,501,353
 2,500     Wachovia Corp. .............................................    07/20/07     5.454*       2,502,091
 2,500     Wells Fargo & Co. ..........................................    03/23/07     5.426*       2,500,569
                                                                                                   -----------

           TOTAL FLOATING RATE NOTES...........................................................     17,405,902
                                                                                                   -----------

TOTAL INVESTMENTS 98.0% (A)....................................................................     53,862,504

OTHER ASSETS IN EXCESS OF LIABILITIES  2.0%....................................................      1,105,333
                                                                                                   -----------

NET ASSETS  100.0%.............................................................................    $54,967,837
                                                                                                   ===========

Percentages are calculated as a percentage of net assets.

*   Yield in effect as of December 31, 2006

(a) At December 31, 2006, cost is identical for both book and federal income tax purposes.

 4                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2006

ASSETS:
Total Investments, at amortized cost which approximates
  market value..............................................    $53,862,504
Cash........................................................         59,526
Receivables:
  Portfolio Shares Sold.....................................      1,084,177
  Interest..................................................        101,163
Other.......................................................        117,438
                                                                -----------
    Total Assets............................................     55,224,808
                                                                -----------
LIABILITIES:
Payables:
  Investment Advisory Fee...................................         20,578
  Distributor and Affiliates................................         11,221
  Portfolio Shares Repurchased..............................          1,549
Trustees' Deferred Compensation and Retirement Plans........        169,418
Accrued Expenses............................................         54,205
                                                                -----------
    Total Liabilities.......................................        256,971
                                                                -----------
NET ASSETS..................................................    $54,967,837
                                                                ===========
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................    $54,973,667
Accumulated Net Realized Loss...............................         (2,870)
Accumulated Undistributed Net Investment Income.............         (2,960)
                                                                -----------
NET ASSETS..................................................    $54,967,837
                                                                ===========
NET ASSETS VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE:
  Class I Shares (Based on net assets of $14,629,022 and
  14,633,827 shares of beneficial interest issued and
  outstanding)..............................................    $      1.00
                                                                ===========
  Class II Shares (Based on net assets of $40,338,815 and
  40,339,840 shares of beneficial interest issued and
  outstanding)..............................................    $      1.00
                                                                ===========

See Notes to Financial Statements                                              5

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2006

INVESTMENT INCOME:
Interest....................................................    $3,084,111
                                                                ----------
EXPENSES:
Investment Advisory Fee.....................................       278,614
Distribution (12b-1) and Service Fees.......................       115,944
Trustees' Fees and Related Expenses.........................        37,653
Reports to Shareholders.....................................        29,524
Accounting and Administrative Expenses......................        25,030
Professional Fees...........................................        24,879
Transfer Agent Fees.........................................        16,320
Custody.....................................................        12,651
Other.......................................................        10,605
                                                                ----------
    Total Expenses..........................................       551,220
    Less Credits Earned on Cash Balances....................           636
                                                                ----------
    Net Expenses............................................       550,584
                                                                ----------
NET INVESTMENT INCOME.......................................    $2,533,527
                                                                ==========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $2,533,527
                                                                ==========

 6                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                     FOR THE                 FOR THE
                                                                   YEAR ENDED              YEAR ENDED
                                                                DECEMBER 31, 2006       DECEMBER 31, 2005
                                                                -----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.......................................      $  2,533,527            $  1,947,232
                                                                  ------------            ------------

Distributions from Net Investment Income:
  Class I Shares............................................          (664,900)               (607,622)
  Class II Shares...........................................        (1,866,128)             (1,338,753)
                                                                  ------------            ------------
Total Distributions.........................................        (2,531,028)             (1,946,375)
                                                                  ------------            ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........             2,499                     857
                                                                  ------------            ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................        26,038,881              38,695,448
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................         2,531,028               1,946,375
Cost of Shares Repurchased..................................       (56,076,825)            (28,804,109)
                                                                  ------------            ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........       (27,506,916)             11,837,714
                                                                  ------------            ------------
TOTAL INCREASE/DECREASE IN NET ASSETS.......................       (27,504,417)             11,838,571
NET ASSETS:
Beginning of the Period.....................................        82,472,254              70,633,683
                                                                  ------------            ------------
End of the Period (Including accumulated undistributed net
  investment income of $(2,960) and $(1,575),
  respectively).............................................      $ 54,967,837            $ 82,472,254
                                                                  ============            ============

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                               YEAR ENDED DECEMBER 31,
CLASS I SHARES                                                  -----------------------------------------------------
                                                                2006        2005        2004        2003        2002
                                                                -----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $1.00       $1.00       $1.00       $1.00       $1.00
                                                                -----       -----       -----       -----       -----
  Net Investment Income.....................................      .04(a)      .03         .01         .01         .01
Less:
  Distributions from Net Investment Income..................      .04         .03         .01         .01         .01
  Distributions from Net Realized Gain......................       --          --          --         -0-(b)       --
                                                                -----       -----       -----       -----       -----
NET ASSET VALUE, END OF THE PERIOD..........................    $1.00       $1.00       $1.00       $1.00       $1.00
                                                                =====       =====       =====       =====       =====

Total Return*...............................................    4.42%       2.68%        .80%        .57%       1.22%
Net Assets at End of the Period (In millions)...............    $14.6       $20.7       $24.6       $30.3       $52.8
Ratio of Expenses to Average Net Assets*....................     .70%        .62%        .60%        .60%        .60%
Ratio of Net Investment Income to Average Net Assets*.......    4.27%       2.62%        .76%        .58%       1.21%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................      N/A        .65%        .71%        .69%        .71%
   Ratio of Net Investment Income to Average Assets.........      N/A       2.59%        .65%        .49%       1.10%

N/A=Not Applicable

(a) Based on average shares outstanding.

(b) Amount is less than $.01 per share.

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

FINANCIAL HIGHLIGHTS continued
THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                               YEAR ENDED DECEMBER 31,
CLASS II SHARES                                                 -----------------------------------------------------
                                                                2006        2005        2004        2003        2002
                                                                -----------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $1.00       $1.00       $1.00       $1.00       $1.00
                                                                -----       -----       -----       -----       -----
  Net Investment Income.....................................      .04(a)      .02         .01         -0-(b)      .01
Less:
  Distributions from Net Investment Income..................      .04         .02         .01         -0-(b)      .01
  Distributions from Net Realized Gain......................       --          --          --         -0-(b)       --
                                                                -----       -----       -----       -----       -----
NET ASSET VALUE, END OF THE PERIOD..........................    $1.00       $1.00       $1.00       $1.00       $1.00
                                                                =====       =====       =====       =====       =====

Total Return* (c)...........................................    4.16%       2.43%        .55%        .32%        .97%
Net Assets at End of the Period (In millions)...............    $40.3       $61.8       $46.0       $24.4       $25.5
Ratio of Expenses to Average Net Assets*....................     .95%        .87%        .85%        .85%        .85%
Ratio of Net Investment Income to Average Net Assets*.......    4.02%       2.45%        .61%        .32%        .96%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................      N/A        .90%        .96%        .94%        .95%
   Ratio of Net Investment Income to Average Net Assets.....      N/A       2.42%        .50%        .23%        .86%

N/A=Not Applicable

(a) Based on average shares outstanding.

(b) Amount is less than $.01 per share.

(c) These returns include combined Rule 12b-1 fees and service fees of up to .25%.

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Money Market Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek protection of capital and high current income through investments in money market instruments. The Portfolio commenced investment operations on April 7, 1986. The Portfolio offers Class I and Class II Shares. Each class of shares differs by its allocation of class-specific expenses and voting rights on matters affecting a single class.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments are valued at amortized cost which approximates market value. Under this valuation method, a portfolio instrument is initially recorded at cost, any discount is accreted and any premium is amortized on a straight-line basis to the maturity of the instrument.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements, which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Interest income is recorded on an accrual basis. Income and expenses of the Portfolio are allocated on a pro rata basis to each class of shares, except for distribution and service fees and incremental transfer agency costs which are unique to each class of shares.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, if any, to its shareholders. Therefore, no provision for federal income taxes is required.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Portfolio utilized capital losses carried forward of $3,884. At December 31, 2006, the Portfolio had an accumulated capital loss carryforward for tax purposes of $2,870 which will expire on December 31, 2011.

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares daily and pays monthly dividends from net investment income. Net realized gains, if any, are distributed annually. All dividend and capital gains distributions of the Portfolio are automatically reinvested.

    The tax character of distributions paid during the years ended December 31, 2006 and 2005 was as follows:

                                                                   2006             2005
Distributions paid from:
  Ordinary income...........................................    $2,531,028       $1,946,375
  Long-term capital gain....................................           -0-              -0-
                                                                ----------       ----------
                                                                $2,531,028       $1,946,375
                                                                ==========       ==========

    Permanent differences, primarily due to the Portfolio's investment in other regulated investment companies, resulted in the following reclassifications among the Portfolio's components of net assets at December 31, 2006:

ACCUMULATED UNDISTRIBUTED      ACCUMULATED NET
  NET INVESTMENT INCOME         REALIZED LOSS         CAPITAL
        $(3,884)                    $3,884             $-0-

    As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $136,795

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

F. EXPENSE REDUCTIONS During the year ended December 31, 2006, the Portfolio's custody fee was reduced by $636 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under an Investment Advisory Agreement between the Adviser and the Trust, on behalf of the Portfolio and two other portfolios of the Trust (the "Combined Portfolios"), the Portfolio pays the Adviser a monthly fee based upon the lesser of: (1) its share of a fee computed based upon an annual rate applied to the combined average daily net assets of the Combined Portfolios as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .50%
Next $500 million...........................................       .45%
Over $1 billion.............................................       .40%

    or (2) a monthly fee computed based upon an annual rate applied to the average daily net assets of the Portfolio only as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $250 million..........................................       .450%
Next $500 million...........................................       .375%
Next $500 million...........................................       .325%
Next $250 million...........................................       .300%
Next $250 million...........................................       .275%
Next $500 million...........................................       .250%
Next $500 million...........................................       .225%
Next $12.25 billion.........................................       .200%
Next $2.50 billion..........................................       .199%
Next $7.50 billion..........................................       .198%
Next $5.00 billion..........................................       .197%
Over $30.0 billion..........................................       .196%

    The effective management fee based on the average daily net assets of the Portfolio only for the year ended December 31, 2006 was .45%.

    Under the terms of the Advisory agreement, if the total ordinary business expenses, exclusive of taxes, distribution fees and interest, exceed .95% of the average daily net assets of the Portfolio, the Adviser will reimburse the Portfolio for the excess. For the year ended December 31, 2006, the Adviser did not waive any of its advisory fees.

    For the year ended December 31, 2006, the Portfolio recognized expenses of approximately $1,900 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the year ended December, 31 2006, the Portfolio recognized expenses of approximately $15,800 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting services to the Portfolio, as well as, the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2006, the Portfolio recognized expenses of approximately $15,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, may be invested in the common shares of those funds selected by the trustees. Investments in such funds of $89,811 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2006 and 2005, transactions were as follows:

                                                                         FOR THE                              FOR THE
                                                                        YEAR ENDED                           YEAR ENDED
                                                                    DECEMBER 31, 2006                    DECEMBER 31, 2005
                                                              ------------------------------       ------------------------------
                                                                SHARES             VALUE             SHARES             VALUE
Sales:
  Class I.................................................      9,332,290       $  9,332,290         8,304,396       $  8,304,396
  Class II................................................     16,706,591         16,706,591        30,391,052         30,391,052
                                                              -----------       ------------       -----------       ------------
Total Sales...............................................     26,038,881       $ 26,038,881        38,695,448       $ 38,695,448
                                                              ===========       ============       ===========       ============
Dividend Reinvestment:
  Class I.................................................        664,901       $    664,901           607,624       $    607,624
  Class II................................................      1,866,127          1,866,127         1,338,751          1,338,751
                                                              -----------       ------------       -----------       ------------
Total Dividend Reinvestment...............................      2,531,028       $  2,531,028         1,946,375       $  1,946,375
                                                              ===========       ============       ===========       ============
Repurchases:
  Class I.................................................    (16,079,273)      $(16,079,273)      (12,827,258)      $(12,827,258)
  Class II................................................    (39,997,552)       (39,997,552)      (15,976,851)       (15,976,851)
                                                              -----------       ------------       -----------       ------------
Total Repurchases.........................................    (56,076,825)      $(56,076,825)      (28,804,109)      $(28,804,109)
                                                              ===========       ============       ===========       ============

4. DISTRIBUTION AND SERVICE PLANS

Shares of the Portfolio are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively, the "Plans") for Class II Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid monthly.

5. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the fund NAV calculations as late as the fund's last NAV calculation in the first required financial statement period. As a result, the Fund will incorporate FIN 48 in its semi annual report on June 30, 2007. The impact to the Fund's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio's financial statement disclosures.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Money Market Portfolio

    We have audited the accompanying statement of assets and liabilities of Van Kampen Life Investment Trust Money Market Portfolio (one of the portfolios constituting the Life Investment Trust (the "Portfolio")), including the portfolio of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Money Market Portfolio of the Life Investment Trust at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 9, 2007

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC

ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

TRUSTEES AND OFFICERS

The business and affairs of the Portfolio are managed under the direction of the Portfolio's Board of Trustees and the Portfolio's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Portfolio and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                            NUMBER OF
                                                  TERM OF                                    FUNDS IN
                                                 OFFICE AND                                    FUND
                                  POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS              HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             PORTFOLIO       SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE
David C. Arch (61)                Trustee        Trustee       Chairman and Chief               72        Trustee/Director/Managing
Blistex Inc.                                     since 2003    Executive Officer of                       General Partner of funds
1800 Swift Drive                                               Blistex Inc., a consumer                   in the Fund Complex.
Oak Brook, IL 60523                                            health care products
                                                               manufacturer. Director of
                                                               the Heartland Alliance, a
                                                               nonprofit organization
                                                               serving human needs based
                                                               in Chicago. Director of
                                                               St. Vincent de Paul
                                                               Center, a Chicago based
                                                               day care facility serving
                                                               the children of low
                                                               income families. Board
                                                               member of the Illinois
                                                               Manufacturers'
                                                               Association.

Jerry D. Choate (68)              Trustee        Trustee       Prior to January 1999,           72        Trustee/Director/Managing
33971 Selva Road                                 since 1999    Chairman and Chief                         General Partner of funds
Suite 130                                                      Executive Officer of the                   in the Fund Complex.
Dana Point, CA 92629                                           Allstate Corporation                       Director of Amgen Inc., a
                                                               ("Allstate") and Allstate                  biotechnological company,
                                                               Insurance Company. Prior                   and Director of Valero
                                                               to January 1995,                           Energy Corporation, an
                                                               President and Chief                        independent refining
                                                               Executive Officer of                       company.
                                                               Allstate. Prior to August
                                                               1994, various management
                                                               positions at Allstate.

Rod Dammeyer (66)                 Trustee        Trustee       President of CAC, L.L.C.,        72        Trustee/Director/Managing
CAC, L.L.C.                                      since 2003    a private company                          General Partner of funds
4350 LaJolla Village Drive                                     offering capital                           in the Fund Complex.
Suite 980                                                      investment and management                  Director of Quidel
San Diego, CA 92122-6223                                       advisory services. Prior                   Corporation, Stericycle,
                                                               to February 2001, Vice                     Inc., Ventana Medical
                                                               Chairman and Director of                   Systems, Inc., and GATX
                                                               Anixter International,                     Corporation, and Trustee
                                                               Inc., a global                             of The Scripps Research
                                                               distributor of wire,                       Institute. Prior to
                                                               cable and communications                   January 2005, Trustee of
                                                               connectivity products.                     the University of Chicago
                                                               Prior to July 2000,                        Hospitals and Health
                                                               Managing Partner of                        Systems. Prior to April
                                                               Equity Group Corporate                     2004, Director of
                                                               Investment (EGI), a                        TheraSense, Inc. Prior to
                                                               company that makes                         January 2004, Director of
                                                               private investments in                     TeleTech Holdings Inc.
                                                               other companies.                           and Arris Group, Inc.
                                                                                                          Prior to May 2002,
                                                                                                          Director of Peregrine
                                                                                                          Systems Inc. Prior to
                                                                                                          February 2001, Director
                                                                                                          of IMC Global Inc. Prior
                                                                                                          to July 2000, Director of
                                                                                                          Allied Riser
                                                                                                          Communications Corp.,
                                                                                                          Matria Healthcare Inc.,
                                                                                                          Transmedia Networks,
                                                                                                          Inc., CNA Surety, Corp.
                                                                                                          and Grupo Azcarero Mexico
                                                                                                          (GAM).

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

TRUSTEES AND OFFICERS continued

                                                                                            NUMBER OF
                                                  TERM OF                                    FUNDS IN
                                                 OFFICE AND                                    FUND
                                  POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS              HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE             PORTFOLIO       SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE

Linda Hutton Heagy (58)           Trustee        Trustee       Managing Partner of              72        Trustee/Director/Managing
Heidrick & Struggles                             since 1995    Heidrick & Struggles, an                   General Partner of funds
233 South Wacker Drive                                         executive search firm.                     in the Fund Complex.
Suite 7000                                                     Trustee on the University
Chicago, IL 60606                                              of Chicago Hospitals
                                                               Board, Vice Chair of the
                                                               Board of the YMCA of
                                                               Metropolitan Chicago and
                                                               a member of the Women's
                                                               Board of the University
                                                               of Chicago. Prior to
                                                               1997, Partner of Ray &
                                                               Berndtson, Inc., an
                                                               executive recruiting
                                                               firm. Prior to 1996,
                                                               Trustee of The
                                                               International House
                                                               Board, a fellowship and
                                                               housing organization for
                                                               international graduate
                                                               students. Prior to 1995,
                                                               Executive Vice President
                                                               of ABN AMRO, N.A., a bank
                                                               holding company. Prior to
                                                               1990, Executive Vice
                                                               President of The Exchange
                                                               National Bank.

R. Craig Kennedy (54)             Trustee        Trustee       Director and President of        72        Trustee/Director/Managing
1744 R Street, NW                                since 1995    the German Marshall Fund                   General Partner of funds
Washington, DC 20009                                           of the United States, an                   in the Fund Complex.
                                                               independent U.S.
                                                               foundation created to
                                                               deepen understanding,
                                                               promote collaboration and
                                                               stimulate exchanges of
                                                               practical experience
                                                               between Americans and
                                                               Europeans. Formerly,
                                                               advisor to the Dennis
                                                               Trading Group Inc., a
                                                               managed futures and
                                                               option company that
                                                               invests money for
                                                               individuals and
                                                               institutions. Prior to
                                                               1992, President and Chief
                                                               Executive Officer,
                                                               Director and member of
                                                               the Investment Committee
                                                               of the Joyce Foundation,
                                                               a private foundation.

Howard J Kerr (71)                Trustee        Trustee       Prior to 1998, President         72        Trustee/Director/Managing
14 Huron Trace                                   since 2003    and Chief Executive                        General Partner of funds
Galena, IL 61036                                               Officer of Pocklington                     in the Fund Complex.
                                                               Corporation, Inc., an                      Director of the Lake
                                                               investment holding                         Forest Bank & Trust.
                                                               company. Director of the
                                                               Marrow Foundation.

Jack E. Nelson (70)               Trustee        Trustee       President of Nelson              72        Trustee/Director/Managing
423 Country Club Drive                           since 1995    Investment Planning                        General Partner of funds
Winter Park, FL 32789                                          Services, Inc., a                          in the Fund Complex.
                                                               financial planning
                                                               company and registered
                                                               investment adviser in the
                                                               State of Florida.
                                                               President of Nelson Ivest
                                                               Brokerage Services Inc.,
                                                               a member of the NASD,
                                                               Securities Investors
                                                               Protection Corp. and the
                                                               Municipal Securities
                                                               Rulemaking Board.
                                                               President of Nelson Sales
                                                               and Services Corporation,
                                                               a marketing and services
                                                               company to support
                                                               affiliated companies.

Hugo F. Sonnenschein (66)         Trustee        Trustee       President Emeritus and           72        Trustee/Director/Managing
1126 E. 59th Street                              since 2003    Honorary Trustee of the                    General Partner of funds
Chicago, IL 60637                                              University of Chicago and                  in the Fund Complex.
                                                               the Adam Smith                             Director of Winston
                                                               Distinguished Service                      Laboratories, Inc.
                                                               Professor in the
                                                               Department of Economics
                                                               at the University of
                                                               Chicago. Prior to July
                                                               2000, President of the
                                                               University of Chicago.
                                                               Trustee of the University
                                                               of Rochester and a member
                                                               of its investment
                                                               committee. Member of the
                                                               National Academy of
                                                               Sciences, the American
                                                               Philosophical Society and
                                                               a fellow of the American
                                                               Academy of Arts and
                                                               Sciences.

Suzanne H. Woolsey, Ph.D. (65)    Trustee        Trustee       Chief Communications             72        Trustee/Director/Managing
815 Cumberstone Road                             since 1999    Officer of the National                    General Partner of funds
Harwood, MD 20776                                              Academy of                                 in the Fund Complex.
                                                               Sciences/National                          Director of Fluor Corp.,
                                                               Research Council, an                       an engineering,
                                                               independent, federally                     procurement and
                                                               chartered policy                           construction
                                                               institution, from 2001 to                  organization, since
                                                               November 2003 and Chief                    January 2004 and Director
                                                               Operating Officer from                     of Neurogen Corporation,
                                                               1993 to 2001. Director of                  a pharmaceutical company,
                                                               the Institute for Defense                  since January 1998.
                                                               Analyses, a federally
                                                               funded research and
                                                               development center,
                                                               Director of the German
                                                               Marshall Fund of the
                                                               United States, Director
                                                               of the Rocky Mountain
                                                               Institute and Trustee of
                                                               Colorado College. Prior
                                                               to 1993, Executive
                                                               Director of the
                                                               Commission on Behavioral
                                                               and Social Sciences and
                                                               Education at the National
                                                               Academy of
                                                               Sciences/National
                                                               Research Council. From
                                                               1980 through 1989,
                                                               Partner of Coopers &
                                                               Lybrand.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

TRUSTEES AND OFFICERS continued

INTERESTED TRUSTEE*:

                                                                                            NUMBER OF
                                                  TERM OF                                    FUNDS IN
                                                 OFFICE AND                                    FUND
                                  POSITION(S)    LENGTH OF                                   COMPLEX
NAME, AGE AND ADDRESS              HELD WITH        TIME       PRINCIPAL OCCUPATION(S)       OVERSEEN     OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE              PORTFOLIO       SERVED      DURING PAST 5 YEARS          BY TRUSTEE    HELD BY TRUSTEE
Wayne W. Whalen* (67)             Trustee        Trustee       Partner in the law firm          72        Trustee/Director/Managing
333 West Wacker Drive                            since 1995    of Skadden, Arps, Slate,                   General Partner of funds
Chicago, IL 60606                                              Meagher & Flom LLP, legal                  in the Fund Complex.
                                                               counsel to funds in the                    Director of the Abraham
                                                               Fund Complex.                              Lincoln Presidential
                                                                                                          Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

OFFICERS:

                                                   TERM OF
                                                  OFFICE AND
                                 POSITION(S)      LENGTH OF
NAME, AGE AND                     HELD WITH          TIME       PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                PORTFOLIO         SERVED      DURING PAST 5 YEARS
Ronald E. Robison (68)          President and     Officer       President of funds in the
1221 Avenue of the Americas     Principal         since 2003    Fund Complex since
New York, NY 10020              Executive                       September 2005, and
                                Officer                         Principal Executive
                                                                Officer of funds in the
                                                                Fund Complex since May
                                                                2003. Managing Director
                                                                of Van Kampen Advisors
                                                                Inc. since June 2003.
                                                                Director of Investor
                                                                Services since September
                                                                2002. Director of the
                                                                Adviser, Van Kampen
                                                                Investments and Van
                                                                Kampen Exchange Corp.
                                                                since January 2005.
                                                                Managing Director of
                                                                Morgan Stanley and Morgan
                                                                Stanley & Co.
                                                                Incorporated. Managing
                                                                Director and Director of
                                                                Morgan Stanley Investment
                                                                Management Inc. Chief
                                                                Administrative Officer,
                                                                Managing Director and
                                                                Director of Morgan
                                                                Stanley Investment
                                                                Advisors Inc. and Morgan
                                                                Stanley Services Company
                                                                Inc. Managing Director
                                                                and Director of Morgan
                                                                Stanley Distributors Inc.
                                                                and Morgan Stanley
                                                                Distribution Inc. Chief
                                                                Executive Officer and
                                                                Director of Morgan
                                                                Stanley Trust. Executive
                                                                Vice President and
                                                                Principal Executive
                                                                Officer of the
                                                                Institutional and Retail
                                                                Morgan Stanley Funds.
                                                                Director of Morgan
                                                                Stanley SICAV.
                                                                Previously, Chief Global
                                                                Operations Officer of
                                                                Morgan Stanley Investment
                                                                Management Inc. and
                                                                Executive Vice President
                                                                of funds in the Fund
                                                                Complex from May 2003 to
                                                                September 2005.

Dennis Shea (53)                Vice President    Officer       Managing Director of
1221 Avenue of the Americas                       since 2006    Morgan Stanley Investment
New York, NY 10020                                              Advisors Inc., Morgan
                                                                Stanley Investment
                                                                Management Inc., the
                                                                Adviser and Van Kampen
                                                                Advisors Inc. Chief
                                                                Investment Officer -
                                                                Global Equity of the same
                                                                entities since February
                                                                2006. Vice President of
                                                                Morgan Stanley
                                                                Institutional and Retail
                                                                Funds since February
                                                                2006. Vice President of
                                                                funds in the Fund Complex
                                                                since March 2006.
                                                                Previously, Managing
                                                                Director and Director of
                                                                Global Equity Research at
                                                                Morgan Stanley from April
                                                                2000 to February 2006.

J. David Germany (52)           Vice President    Officer       Managing Director of
25 Cabot Square,                                  since 2006    Morgan Stanley Investment
Canary Wharf                                                    Advisors Inc., Morgan
London, GBR E14 4QA                                             Stanley Investment
                                                                Management Inc., the
                                                                Adviser and Van Kampen
                                                                Advisors Inc. Chief
                                                                Investment
                                                                Officer - Global Fixed
                                                                Income of the same
                                                                entities since December
                                                                2005. Managing Director
                                                                and Director of Morgan
                                                                Stanley Investment
                                                                Management Ltd. Director
                                                                of Morgan Stanley
                                                                Investment Management
                                                                (ACD) Limited since
                                                                December 2003. Vice
                                                                President of Morgan
                                                                Stanley Institutional and
                                                                Retail Funds since
                                                                February 2006. Vice
                                                                President of funds in the
                                                                Fund Complex since March
                                                                2006.

Amy R. Doberman (44)            Vice President    Officer       Managing Director and
1221 Avenue of the Americas                       since 2004    General Counsel - U.S.
New York, NY 10020                                              Investment Management;
                                                                Managing Director of
                                                                Morgan Stanley Investment
                                                                Management Inc., Morgan
                                                                Stanley Investment
                                                                Advisors Inc. and the
                                                                Adviser. Vice President
                                                                of the Morgan Stanley
                                                                Institutional and Retail
                                                                Funds since July 2004 and
                                                                Vice President of funds
                                                                in the Fund Complex since
                                                                August 2004. Previously,
                                                                Managing Director and
                                                                General Counsel of
                                                                Americas, UBS Global
                                                                Asset Management from
                                                                July 2000 to July 2004
                                                                and General Counsel of
                                                                Aeltus Investment
                                                                Management, Inc. from
                                                                January 1997 to July
                                                                2000.

Stefanie V. Chang (40)          Vice President    Officer       Executive Director of
1221 Avenue of the Americas     and Secretary     since 2003    Morgan Stanley Investment
New York, NY 10020                                              Management Inc. Vice
                                                                President and Secretary
                                                                of funds in the Fund
                                                                Complex.

John L. Sullivan (51)           Chief             Officer       Chief Compliance Officer
1 Parkview Plaza                Compliance        since 1996    of funds in the Fund
Oakbrook Terrace, IL 60181      Officer                         Complex since August
                                                                2004. Prior to August
                                                                2004, Director and
                                                                Managing Director of Van
                                                                Kampen Investments, the
                                                                Adviser, Van Kampen
                                                                Advisors Inc. and certain
                                                                other subsidiaries of Van
                                                                Kampen Investments, Vice
                                                                President, Chief
                                                                Financial Officer and
                                                                Treasurer of funds in the
                                                                Fund Complex and head of
                                                                Fund Accounting for
                                                                Morgan Stanley Investment
                                                                Management Inc. Prior to
                                                                December 2002, Executive
                                                                Director of Van Kampen
                                                                Investments, the Adviser
                                                                and Van Kampen Advisors
                                                                Inc.

VAN KAMPEN LIFE INVESTMENT TRUST MONEY MARKET PORTFOLIO

TRUSTEES AND OFFICERS continued

                                                   TERM OF
                                                  OFFICE AND
                                 POSITION(S)      LENGTH OF
NAME, AGE AND                     HELD WITH          TIME       PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER                PORTFOLIO         SERVED      DURING PAST 5 YEARS

James W. Garrett (38)           Chief             Officer       Managing Director of
1221 Avenue of the Americas     Financial         since 2006    Morgan Stanley Investment
New York, NY 10020              Officer and                     Management Inc. since
                                Treasurer                       December 2006; Chief
                                                                Financial Officer and
                                                                Treasurer of Morgan
                                                                Stanley Institutional
                                                                Funds since 2002 and of
                                                                funds in the Fund Complex
                                                                from January 2005 to
                                                                August 2005 and since
                                                                September 2006.
                                                                Previously, Executive
                                                                Director of Morgan
                                                                Stanley Investment
                                                                Management Inc. from 2002
                                                                to December 2006.

  Van Kampen Life Investment Trust Money Market Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated

                                                           (continued on back)

  Van Kampen Life Investment Trust Money Market Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Portfolio trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                 LITANRMM 2/07
  (VAN KAMPEN INVESTMENTS LOGO)                             RN07-00393P-Y12/06

       Welcome, Policyholder

       In this report, you'll learn about how your investment in Van Kampen Life Investment Trust--Aggressive Growth Portfolio performed during the annual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the portfolio's financial statements and a list of investments as of December 31, 2006.

       THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE PORTFOLIO BEING OFFERED. THE PROSPECTUS CONTAINS INFORMATION ABOUT THE PORTFOLIO, INCLUDING THE INVESTMENT OBJECTIVES, RISKS, CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE PORTFOLIO WILL ACHIEVE ITS INVESTMENT OBJECTIVE. THE PORTFOLIO IS SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE PORTFOLIO WILL DECLINE AND THAT THE VALUE OF THE PORTFOLIO SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS PORTFOLIO.

       THE PORTFOLIO IS BEING OFFERED THROUGH A VARIABLE INSURANCE CONTRACT.

-------------------------------------------------------------------------------------------
   NOT FDIC INSURED               OFFER NO BANK GUARANTEE                MAY LOSE VALUE
-------------------------------------------------------------------------------------------
            NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY                 NOT A DEPOSIT
-------------------------------------------------------------------------------------------

Performance Summary as of 12/31/06

PERFORMANCE OF A $10,000 INVESTMENT

This chart compares your portfolio's performance to that of the Russell Midcap Growth Index from 9/30/00 through 12/31/06.
(LINE GRAPH)

                                                              VAN KAMPEN LIT AGGRESSIVE GROWTH
                                                                         PORTFOLIO                 RUSSELL MIDCAP GROWTH INDEX
                                                              --------------------------------     ---------------------------
9/00                                                                       10000                              10000
12/00                                                                       7643                               7675
                                                                            5513                               5750
                                                                            5502                               6680
                                                                            4156                               4823
12/01                                                                       4719                               6129
                                                                            4479                               6020
                                                                            3895                               4921
                                                                            3289                               4076
12/02                                                                       3185                               4449
                                                                            3195                               4448
                                                                            3790                               5283
                                                                            3999                               5661
12/03                                                                       4417                               6349
                                                                            4657                               6656
                                                                            4782                               6726
                                                                            4563                               6435
12/04                                                                       5074                               7332
                                                                            4980                               7210
                                                                            5127                               7457
                                                                            5502                               7945
12/05                                                                       5638                               8219
                                                                            6164                               8845
                                                                            5780                               8429
                                                                            5566                               8504
12/06                                                                       5916                               9095

 --------------------------------------------------------------------
 AVERAGE ANNUAL                                CLASS II SHARES
 TOTAL RETURNS                                 since 09/25/00

 Since Inception                                    -8.39%

 5-year                                              4.62

 1-year                                              4.92
 --------------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND PORTFOLIO AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE AND PORTFOLIO SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

The returns shown in this report do not reflect the deduction of taxes that a policyholder would pay on portfolio distributions or the redemption of portfolio shares. Average annual total return based on net asset value (NAV) assumes reinvestment of all distributions for the period. Returns for Class II shares include combined Rule 12b-1 fees and service fees of up to 0.25 percent. Returns do not include any charges, expenses or fees imposed by an insurance company at the underlying portfolio or separate account levels. If the returns included the effect of these additional charges, the returns would have been lower. The portfolio's Adviser has waived or reimbursed fees and expenses from time to time; absent such waivers/reimbursements the portfolio's returns would have been lower. Figures shown above assume reinvestment of all distributions and capital gains.

Russell Midcap Growth Index is generally representative of mid-capitalization growth stocks. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Portfolio Report

FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2006

MARKET CONDITIONS

The 12-month period ended December 31, 2006 was characterized by significant volatility, particularly in the first half of the year as investors were confronted with high oil prices, rising interest rates, and evidence of a slowing housing market. Moreover, continued monetary tightening by the Federal Open Market Committee (the "Fed") fuelled concerns about the possibility of a recession. Tensions finally erupted in the form of a market sell-off in May and June following the Fed's 16th and 17th consecutive federal funds rate increases. By August, however, the markets once again entered positive territory. The Fed stopped raising the target federal funds rate following its June 29th meeting, and left the rate unchanged for the remainder of its policy meetings in 2006. During the latter half of the year, energy prices were still elevated but receded from the record high set in July. The prices of commodities such as copper and steel fell as the U.S. housing market declined, despite expanding demand for these materials from China. While lower gasoline prices encouraged consumer spending during the back-to-school season, same-store retail sales were inconsistent in the fourth quarter, cumulating in lackluster holiday sales for the sector overall. Second quarter gross domestic product (GDP) growth was revised even lower, and third quarter GDP fell short of expectations. Yet even though economic growth was clearly moderating and the housing markets continued to soften, inflation remained within tolerable levels and the U.S. markets continued to progress, albeit modestly. Thus, the immediate threat of recession subsided and a "soft landing" in the economy seemed more likely near-term.

Corporate earnings reported throughout the year were better than expected for the most part. Company balance sheets were healthy, and the exceptionally strong pace of merger and acquisition activity that began in 2005 continued into 2006. Despite the concerns caused by the change in political climate late in the period, large-capitalization pharmaceutical companies benefited from their relative lack of economic sensitivity, given the economic uncertainty prevalent during the year. For the 12-month period, value stocks outpaced growth stocks, continuing a recent trend. Large-cap securities, in which the portfolio invests, outperformed mid-cap stocks yet lagged their small-cap counterparts.

PERFORMANCE ANALYSIS

The portfolio returned 4.92 percent for the 12 months ended December 31, 2006 (Class II shares). In comparison, the portfolio's benchmark, the Russell Midcap(R) Growth Index, returned 10.66 percent for the period.

The information technology sector was the primary area of underperformance for the portfolio relative to the Russell MidCap Growth Index. Although the portfolio's weighting in the sector was in line with the Russell MidCap Growth Index, stock selection detracted from performance. The options backdating issue beset the industry, resulting in a loss of investor confidence and the decline of select companies within this sector. Moreover, the portfolio's holdings in application software firms, semiconductors, and computer storage and peripherals diminished returns. Stock selection in the energy sector also hampered performance.

In contrast, the heath care sector contributed positively to performance for the portfolio. Stock selection within this sector, particularly in biotechnology firms, medical appliance and equipment providers, and pharmaceutical companies, produced strong gains. An underweight allocation in the consumer discretionary sector helped to materially offset the negative impact caused by stock selection. Moreover, the portfolio did benefit from select holdings in apparel and luxury goods, department stores, casinos and gaming companies, hotels/hospitality companies, and exposure to an internet retail company. Finally, holdings within the investment banking and brokerage segments of the financial services sector produced positive returns.

On an absolute basis, the portfolio's top-performing stocks for the period were broadband service providers within the internet software and services segment, and a components manufacturer for companies within the aerospace and defense sector.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the portfolio in the future.

TOTAL RETURN FOR THE 12-MONTH PERIOD ENDED DECEMBER 31, 2006

--------------------------------------
                     RUSSELL
                    MIDCAP(R)
      CLASS II    GROWTH INDEX
       4.92%         10.66%
--------------------------------------

The portfolio's total return figures assume the reinvestment of all distributions, but are unadjusted for sales charges, expenses, or fees imposed by an insurance company at the underlying portfolio or separate account levels. Such costs would lower performance. See Performance Summary for standardized performance information and index definition.


TOP TEN HOLDINGS AS OF 12/31/06
New River Pharmaceuticals, Inc.                      4.0%
Shire PLC--ADR                                       2.4
Hologic, Inc.                                        2.3
Coach, Inc.                                          2.2
Marriott International, Inc., Class A                2.0
Precision Castparts Corp.                            2.0
Mentor Corp.                                         1.9
Ultra Petroleum Corp.                                1.8
Akamai Technologies, Inc.                            1.8
Charles Schwab Corp.                                 1.7

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
AS OF 12/31/06
Pharmaceuticals                                      8.0%
Health Care Equipment                                4.9
Apparel, Accessories & Luxury Goods                  4.7
Oil & Gas Equipment & Services                       4.6
Investment Banking & Brokerage                       4.3
Oil & Gas Exploration & Production                   3.9
Aerospace & Defense                                  3.8
Biotechnology                                        3.5
Internet Software & Services                         3.0
Semiconductor Equipment                              2.8
Specialized Finance                                  2.8
Wireless Telecommunication Services                  2.6
Communications Equipment                             2.1
Apparel Retail                                       2.0
Construction & Farm Machinery & Heavy Trucks         2.0
Electrical Components & Equipment                    2.0
Hotels, Resorts & Cruise Lines                       1.9
Asset Management & Custody Banks                     1.9
Application Software                                 1.8
Department Stores                                    1.8
Industrial Machinery                                 1.7
Casinos & Gaming                                     1.6
Data Processing & Outsourced Services                1.6
Systems Software                                     1.4
Internet Retail                                      1.3
Diversified Commercial & Professional Services       1.3
Computer Storage & Peripherals                       1.2
Consumer Electronics                                 1.2
Electronic Equipment Manufacturers                   1.2

SUMMARY OF INVESTMENTS BY INDUSTRY CLASSIFICATION
(CONTINUED)

Health Care Services                                 1.2
Environmental & Facilities Services                  1.1
Electronic Manufacturing Services                    1.1
Construction & Engineering                           1.0
IT Consulting & Other Services                       1.0
Home Entertainment Software                          0.8
Advertising                                          0.8
Tobacco                                              0.8
Paper Products                                       0.8
Specialty Chemicals                                  0.7
Auto Parts & Equipment                               0.7
Electric Utilities                                   0.7
Gas Utilities                                        0.7
Technology Distributors                              0.7
Semiconductors                                       0.6
Consumer Finance                                     0.6
Health Care Facilities                               0.6
Restaurants                                          0.6
Human Resource & Employment Services                 0.6
Education Services                                   0.6
Fertilizers & Agricultural Chemicals                 0.5
Agricultural Products                                0.5
Air Freight & Logistics                              0.5
Industrial Gases                                     0.5
Trading Companies & Distributors                     0.5
Marine                                               0.4
Leisure Products                                     0.4
                                                   -----
Total Long-Term Investments                         95.9
Repurchase Agreements                                4.5
                                                   -----
Total Investments                                  100.4
Liabilities in Excess of Other Assets               (0.4)
                                                   -----
Net Assets                                         100.0%

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the industries shown above. Top Ten Holdings are as a percentage of long-term investments. Industry classifications are as a percentage of net assets. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

Each Van Kampen LIT portfolio provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund's second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively. Van Kampen also delivers the semiannual and annual reports to portfolio shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each portfolio files a complete schedule of portfolio holdings with the SEC for the portfolio's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

You may obtain copies of a portfolio's fiscal quarter filings by contacting Van Kampen Client Relations at (800) 847-2424.

PROXY VOTING POLICY AND PROCEDURES AND PROXY VOTING RECORD

You may obtain a copy of the portfolio's Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 847-2424 or by visiting our Web site at www.vankampen.com. It is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

You may obtain information regarding how the portfolio voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

Expense Example

As a policyholder of the Portfolio, you incur ongoing costs, including management fees, distribution and service (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 7/1/06 - 12/31/06.

ACTUAL EXPENSE

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Portfolio and other portfolios. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other portfolios.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds that have transactional costs, such as sales charges (loads) and redemption fees, or exchanges.

                                                                  BEGINNING            ENDING            EXPENSES PAID
                                                                ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD*
                                                                -------------------------------------------------------
                                                                   7/1/06             12/31/06          7/1/06-12/31/06
Class II
  Actual....................................................      $1,000.00           $1,023.44              $6.43
  Hypothetical..............................................       1,000.00            1,018.85               6.41
  (5% annual return before expenses)

* Expenses are equal to the Portfolio's annualized expense ratio of 1.26% for Class II Shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). This expense ratio reflects an expense waiver.

Assumes all dividends and distributions were reinvested.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006

                                       NUMBER OF
DESCRIPTION                             SHARES         VALUE
---------------------------------------------------------------
COMMON STOCKS  95.9%
ADVERTISING  0.8%
Omnicom Group, Inc. .................    3,420      $   357,527
                                                    -----------
AEROSPACE & DEFENSE  3.8%
Lockheed Martin Corp. ...............    5,130          472,319
Precision Castparts Corp. ...........   10,380          812,546
Rockwell Collins, Inc. ..............    5,420          343,032
                                                    -----------
                                                      1,627,897
                                                    -----------
AGRICULTURAL PRODUCTS  0.5%
Archer-Daniels-Midland Co. ..........    6,920          221,163
                                                    -----------
AIR FREIGHT & LOGISTICS  0.5%
Expeditors International of
  Washington, Inc. ..................    5,330          215,865
                                                    -----------

APPAREL, ACCESSORIES & LUXURY GOODS  4.7%
Coach, Inc. (a)......................   20,760          891,850
Phillips-Van Heusen Corp. ...........    6,920          347,176
Polo Ralph Lauren Corp. .............    5,190          403,055
Under Armour, Inc., Class A (a)......    6,920          349,114
                                                    -----------
                                                      1,991,195
                                                    -----------
APPAREL RETAIL  2.0%
Abercrombie & Fitch Co., Class A.....    3,460          240,920
The Children's Place Retail
  Stores, Inc. (a)...................    3,640          231,213
Limited Brands, Inc. ................   13,840          400,529
                                                    -----------
                                                        872,662
                                                    -----------
APPLICATION SOFTWARE  1.8%
Adobe Systems, Inc. (a)..............    8,990          369,669
FactSet Research Systems, Inc. ......    3,620          204,457
Intuit, Inc. (a).....................    6,970          212,655
                                                    -----------
                                                        786,781
                                                    -----------
ASSET MANAGEMENT & CUSTODY BANKS  1.9%
Affiliated Managers Group, Inc.
  (a)................................    3,460          363,750
Janus Capital Group, Inc. ...........   20,760          448,208
                                                    -----------
                                                        811,958
                                                    -----------
AUTO PARTS & EQUIPMENT  0.7%
Johnson Controls, Inc. ..............    3,640          312,749
                                                    -----------

BIOTECHNOLOGY  3.5%
Celgene Corp. (a)....................    8,960          515,469
United Therapeutics Corp. (a)........    9,000          489,330
Vertex Pharmaceuticals, Inc. (a).....   12,530          468,872
                                                    -----------
                                                      1,473,671
                                                    -----------
CASINOS & GAMING  1.6%
International Game Technology........   13,840          639,408
Melco PBL Entertainment--ADR (Cayman
  Islands) (a).......................    1,600           34,016
                                                    -----------
                                                        673,424
                                                    -----------
COMMUNICATIONS EQUIPMENT  2.1%
CommScope, Inc. (a)..................    6,920          210,922
F5 Networks, Inc. (a)................    3,620          268,640
Juniper Networks, Inc. (a)...........   21,670          410,430
                                                    -----------
                                                        889,992
                                                    -----------
COMPUTER STORAGE & PERIPHERALS  1.2%
Komag, Inc. (a)......................    6,850          259,478
Network Appliance, Inc. (a)..........    6,810          267,497
                                                    -----------
                                                        526,975
                                                    -----------

                                       NUMBER OF
DESCRIPTION                             SHARES         VALUE
---------------------------------------------------------------
CONSTRUCTION & ENGINEERING  1.0%
Chicago Bridge & Iron Co.,
  N.V. (Netherlands).................    7,320      $   200,129
Quanta Services, Inc. (a)............   12,110          238,204
                                                    -----------
                                                        438,333
                                                    -----------
CONSTRUCTION & FARM MACHINERY & HEAVY
  TRUCKS  2.0%
Manitowoc Co., Inc. .................    6,920          411,256
Terex Corp. (a)......................    6,950          448,831
                                                    -----------
                                                        860,087
                                                    -----------
CONSUMER ELECTRONICS  1.2%
Harman International Industries,
  Inc. ..............................    5,240          523,528
                                                    -----------

CONSUMER FINANCE  0.6%
First Marblehead Corp. ..............    4,710          257,402
                                                    -----------

DATA PROCESSING & OUTSOURCED SERVICES  1.6%
Alliance Data Systems Corp. (a)......    6,920          432,292
Global Payments, Inc. ...............    5,100          236,130
                                                    -----------
                                                        668,422
                                                    -----------
DEPARTMENT STORES  1.8%
Kohl's Corp. (a).....................    6,920          473,536
Sears Holdings Corp. (a).............    1,710          287,160
                                                    -----------
                                                        760,696
                                                    -----------
DIVERSIFIED COMMERCIAL & PROFESSIONAL
  SERVICES  1.3%
Corporate Executive Board Co. .......    2,740          240,298
Dun & Bradstreet Corp. (a)...........    3,560          294,732
                                                    -----------
                                                        535,030
                                                    -----------
EDUCATION SERVICES  0.6%
ITT Educational Services, Inc. (a)...    3,600          238,932
                                                    -----------

ELECTRICAL COMPONENTS & EQUIPMENT  2.0%
General Cable Corp. (a)..............    6,920          302,473
Rockwell Automation, Inc. ...........    8,650          528,342
                                                    -----------
                                                        830,815
                                                    -----------
ELECTRIC UTILITIES  0.7%
FirstEnergy Corp. ...................    5,110          308,133
                                                    -----------

ELECTRONIC EQUIPMENT MANUFACTURERS  1.2%
Amphenol Corp., Class A..............    3,630          225,350
Itron, Inc. (a)......................    5,190          269,050
                                                    -----------
                                                        494,400
                                                    -----------
ELECTRONIC MANUFACTURING SERVICES  1.1%
Jabil Circuit, Inc. .................    7,330          179,952
Trimble Navigation Ltd. (a)..........    5,400          273,942
                                                    -----------
                                                        453,894
                                                    -----------
ENVIRONMENTAL & FACILITIES SERVICES  1.1%
Republic Services, Inc. .............    5,380          218,805
Stericycle, Inc. (a).................    3,590          271,045
                                                    -----------
                                                        489,850
                                                    -----------
FERTILIZERS & AGRICULTURAL CHEMICALS  0.5%
Agrium, Inc. (Canada)................    7,110          223,894
                                                    -----------

GAS UTILITIES  0.7%
Questar Corp. .......................    3,450          286,523
                                                    -----------

 6                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

                                       NUMBER OF
DESCRIPTION                             SHARES         VALUE
---------------------------------------------------------------
HEALTH CARE EQUIPMENT  4.9%
Hologic, Inc. (a)....................   19,550      $   924,324
Mentor Corp. ........................   15,900          777,033
Ventana Medical Systems, Inc. (a)....    8,650          372,210
                                                    -----------
                                                      2,073,567
                                                    -----------
HEALTH CARE FACILITIES  0.6%
Brookdale Senior Living, Inc. .......    5,310          254,880
                                                    -----------

HEALTH CARE SERVICES  1.2%
DaVita, Inc. (a).....................    8,650          492,012
                                                    -----------

HOME ENTERTAINMENT SOFTWARE  0.8%
Electronic Arts, Inc. (a)............    7,140          359,570
                                                    -----------
HOTELS, RESORTS & CRUISE LINES  1.9%
Marriott International, Inc., Class
  A..................................   17,300          825,556
                                                    -----------
HUMAN RESOURCE & EMPLOYMENT SERVICES  0.6%
Watson Wyatt Worldwide, Inc., Class
  A..................................    5,310          239,747
                                                    -----------

INDUSTRIAL GASES  0.5%
Praxair, Inc. .......................    3,600          213,588
                                                    -----------
INDUSTRIAL MACHINERY  1.7%
Danaher Corp. .......................    5,200          376,688
Dover Corp. .........................    7,140          350,003
                                                    -----------
                                                        726,691
                                                    -----------
INTERNET RETAIL  1.3%
Nutri/System, Inc. (a)...............    8,770          555,930
                                                    -----------
INTERNET SOFTWARE & SERVICES  3.0%
Akamai Technologies, Inc. (a)........   13,820          734,118
Digital River, Inc. (a)..............    6,920          386,067
ValueClick, Inc. (a).................    7,260          171,554
                                                    -----------
                                                      1,291,739
                                                    -----------
INVESTMENT BANKING & BROKERAGE  4.3%
Bear Stearns Co., Inc. ..............    2,550          415,089
Charles Schwab Corp. ................   36,330          702,622
Investment Technology Group, Inc.
  (a)................................   16,300          698,944
                                                    -----------
                                                      1,816,655
                                                    -----------
IT CONSULTING & OTHER SERVICES  1.0%
Cognizant Technology Solutions Corp.,
  Class A (a)........................    5,250          405,090
                                                    -----------

LEISURE PRODUCTS  0.4%
Smith & Wesson Holding Corp. (a).....   17,270          178,572
                                                    -----------

MARINE  0.4%
Kirby Corp. (a)......................    5,380          183,619
                                                    -----------
OIL & GAS EQUIPMENT & SERVICES  4.6%
Cameron International Corp. (a)......    6,920          367,106
Core Laboratories N.V. (Netherlands)
  (a)................................    3,500          283,500
FMC Technologies, Inc. (a)...........    5,370          330,953
Grant Prideco, Inc. (a)..............    7,190          285,946
Smith International, Inc. ...........   10,660          437,806
Superior Energy Services, Inc. (a)...    7,210          235,623
                                                    -----------
                                                      1,940,934
                                                    -----------

                                       NUMBER OF
DESCRIPTION                             SHARES         VALUE
---------------------------------------------------------------
OIL & GAS EXPLORATION & PRODUCTION  3.9%
Devon Energy Corp. ..................    8,610      $   577,559
Ultra Petroleum Corp. (a)............   15,570          743,467
XTO Energy, Inc. ....................    7,190          338,290
                                                    -----------
                                                      1,659,316
                                                    -----------
PAPER PRODUCTS  0.8%
MeadWestvaco Corp. ..................   10,690          321,341
                                                    -----------

PHARMACEUTICALS  8.0%
Medicis Pharmaceutical Corp., Class
  A..................................   10,800          379,404
New River Pharmaceuticals, Inc.
  (a)................................   29,800        1,630,358
Shire PLC--ADR (United Kingdom)......   16,170          998,659
Warner Chilcott, Ltd., Class A
  (Bermuda) (a)......................   27,680          382,538
                                                    -----------
                                                      3,390,959
                                                    -----------
RESTAURANTS  0.6%
Starbucks Corp. (a)..................    7,170          253,961
                                                    -----------

SEMICONDUCTOR EQUIPMENT  2.8%
ASML Holding N.V. (Netherlands)
  (a)................................   20,930          515,506
MEMC Electronic Materials, Inc.
  (a)................................    8,650          338,561
Tessera Technologies, Inc. (a).......    8,650          348,941
                                                    -----------
                                                      1,203,008
                                                    -----------
SEMICONDUCTORS  0.6%
NVIDIA Corp. (a).....................    7,250          268,323
                                                    -----------

SPECIALIZED FINANCE  2.8%
IntercontinentalExchange, Inc. (a)...    5,180          558,922
Nasdaq Stock Market, Inc. (a)........   20,740          638,585
                                                    -----------
                                                      1,197,507
                                                    -----------
SPECIALTY CHEMICALS  0.7%
Ecolab, Inc. ........................    6,920          312,784
                                                    -----------

SYSTEMS SOFTWARE  1.4%
BMC Software, Inc. (a)...............   10,380          334,236
Sybase, Inc. (a).....................   10,380          256,386
                                                    -----------
                                                        590,622
                                                    -----------
TECHNOLOGY DISTRIBUTORS  0.7%
Anixter International, Inc. (a)......    5,210          282,903
                                                    -----------

TOBACCO  0.8%
Loews Corp.--Carolina Group..........    5,120          331,366
                                                    -----------

TRADING COMPANIES & DISTRIBUTORS  0.5%
Fastenal Co. ........................    5,430          194,828
                                                    -----------

WIRELESS TELECOMMUNICATION SERVICES  2.6%
Crown Castle International Corp.
  (a)................................   13,840          447,032
NII Holdings, Inc., Class B (a)......   10,360          667,598
                                                    -----------
                                                      1,114,630
                                                    -----------

TOTAL LONG-TERM INVESTMENTS  95.9%
  (Cost $34,792,378)............................     40,811,496
                                                    -----------

See Notes to Financial Statements                                              7

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2006 continued

DESCRIPTION                                            VALUE
---------------------------------------------------------------
REPURCHASE AGREEMENTS  4.5%
Citigroup Global Markets, Inc. ($390,040 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  5.23%, dated 12/29/06, to be sold on 01/02/07
  at $390,266)..................................    $   390,040
State Street Bank & Trust Co. ($1,518,960 par
  collateralized by U.S. Government obligations
  in a pooled cash account, interest rate of
  5.08%, dated 12/29/06, to be sold on 01/02/07
  at $1,519,818)................................      1,518,960
                                                    -----------

TOTAL REPURCHASE AGREEMENTS  4.5%
  (Cost $1,909,000).............................      1,909,000
                                                    -----------

TOTAL INVESTMENTS  100.4%
  (Cost $36,701,378)............................     42,720,496
LIABILITIES IN EXCESS OF OTHER ASSETS  (0.4%)...       (173,529)
                                                    -----------

NET ASSETS  100.0%..............................    $42,546,967
                                                    ===========

Percentages are calculated as a percentage of net assets.

(a) Non-income producing security as this stock currently does not declare dividends.

ADR--American Depositary Receipt

 8                                             See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2006

ASSETS:
Total Investments (Cost $36,701,378)........................    $42,720,496
Cash........................................................            709
Receivables:
  Dividends.................................................         15,264
  Portfolio Shares Sold.....................................          5,618
  Interest..................................................            813
Other.......................................................         43,782
                                                                -----------
    Total Assets............................................     42,786,682
                                                                -----------
LIABILITIES:
Payables:
  Portfolio Shares Repurchased..............................         69,574
  Distributor and Affiliates................................         17,127
  Investment Advisory Fee...................................         12,514
Trustees' Deferred Compensation and Retirement Plans........         87,895
Accrued Expenses............................................         52,605
                                                                -----------
    Total Liabilities.......................................        239,715
                                                                -----------
NET ASSETS..................................................    $42,546,967
                                                                ===========
NET ASSETS CONSIST OF:
Capital (Par value of $0.01 per share with an unlimited
  number of shares authorized)..............................    $34,402,848
Net Unrealized Appreciation.................................      6,019,118
Accumulated Net Investment Loss.............................        (76,307)
Accumulated Net Realized Gain...............................      2,201,308
                                                                -----------
NET ASSETS..................................................    $42,546,967
                                                                ===========
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER
  SHARE
  (Based on net assets of $42,546,967 and 8,114,001 shares
    of beneficial interest issued and outstanding)..........    $      5.24
                                                                ===========

See Notes to Financial Statements                                              9

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL STATEMENTS continued

Statement of Operations
For the Year Ended December 31, 2006

INVESTMENT INCOME:
Dividends (Net of foreign withholding taxes of $780)........    $   197,562
Interest....................................................         89,315
                                                                -----------
    Total Income............................................        286,877
                                                                -----------
EXPENSES:
Investment Advisory Fee.....................................        332,424
Distribution (12b-1) and Service Fees.......................        110,805
Reports to Shareholders.....................................         49,434
Professional Fees...........................................         48,339
Trustee's Fees and Related Expenses.........................         30,716
Custody.....................................................         23,351
Accounting and Administrative Expenses......................         20,951
Transfer Agent Fees.........................................         16,479
Other.......................................................          8,895
                                                                -----------
    Total Expenses..........................................        641,394
    Investment Advisory Fee Reduction.......................         82,478
    Less Credits Earned on Cash Balances....................            447
                                                                -----------
    Net Expenses............................................        558,469
                                                                -----------
NET INVESTMENT LOSS.........................................    $  (271,592)
                                                                ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Realized Gain/Loss:
  Investments...............................................    $ 3,733,086
  Foreign Currency Transactions.............................             (3)
                                                                -----------
Net Realized Gain...........................................      3,733,083
                                                                -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................      7,422,817
  End of the Period.........................................      6,019,118
                                                                -----------
Net Unrealized Depreciation During the Period...............     (1,403,699)
                                                                -----------
NET REALIZED AND UNREALIZED GAIN............................    $ 2,329,384
                                                                ===========
NET INCREASE IN NET ASSETS FROM OPERATIONS..................    $ 2,057,792
                                                                ===========

 10                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets

                                                                     FOR THE                 FOR THE
                                                                   YEAR ENDED              YEAR ENDED
                                                                DECEMBER 31, 2006       DECEMBER 31, 2005
                                                                -----------------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Loss.........................................      $   (271,592)           $   (234,864)
Net Realized Gain...........................................         3,733,083               4,120,488
Net Unrealized Appreciation/Depreciation During the
  Period....................................................        (1,403,699)                403,255
                                                                  ------------            ------------
Change in Net Assets from Operations........................         2,057,792               4,288,879

Distributions from Net Realized Gain........................        (3,546,999)                    -0-
                                                                  ------------            ------------

NET CHANGE IN NET ASSETS FROM INVESTMENT ACTIVITIES.........        (1,489,207)              4,288,879
                                                                  ------------            ------------

FROM CAPITAL TRANSACTIONS:
Proceeds from Shares Sold...................................         7,493,265              12,735,547
Net Asset Value of Shares Issued Through Dividend
  Reinvestment..............................................         3,546,999                     -0-
Cost of Shares Repurchased..................................       (11,123,739)            (11,697,915)
                                                                  ------------            ------------
NET CHANGE IN NET ASSETS FROM CAPITAL TRANSACTIONS..........           (83,475)              1,037,632
                                                                  ------------            ------------
TOTAL INCREASE/DECREASE IN NET ASSETS.......................        (1,572,682)              5,326,511
NET ASSETS:
Beginning of the Period.....................................        44,119,649              38,793,138
                                                                  ------------            ------------
End of the Period (Including accumulated net investment loss
  of $76,307 and $56,921, respectively).....................      $ 42,546,967            $ 44,119,649
                                                                  ============            ============

See Notes to Financial Statements                                             11

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

FINANCIAL HIGHLIGHTS

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE SHARE OF THE PORTFOLIO OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                  YEAR ENDED DECEMBER 31,
CLASS II SHARES                                                 -----------------------------------------------------------
                                                                 2006         2005         2004         2003         2002
                                                                -----------------------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD....................    $ 5.40       $ 4.86       $ 4.23       $ 3.05       $  4.52
                                                                ------       ------       ------       ------       -------
  Net Investment Loss.......................................     (0.03)(a)    (0.03)(a)    (0.03)(a)    (0.03)(a)     (0.02)
  Net Realized and Unrealized Gain/Loss.....................      0.31         0.57         0.66         1.21         (1.45)
                                                                ------       ------       ------       ------       -------
Total from Investment Operations............................      0.28         0.54         0.63         1.18         (1.47)
Less Distributions from Net Realized Gain...................      0.44           --           --           --            --
                                                                ------       ------       ------       ------       -------
NET ASSET VALUE, END OF THE PERIOD..........................    $ 5.24       $ 5.40       $ 4.86       $ 4.23       $  3.05
                                                                ======       ======       ======       ======       =======

Total Return* (b)...........................................     4.92%       11.11%       14.89%       38.69%       (32.52%)
Net Assets at End of the Period (In millions)...............    $ 42.5       $ 44.1       $ 38.8       $  7.9       $   1.9
Ratio of Expenses to Average Net Assets*....................     1.26%        1.26%        1.25%        1.26%         1.26%
Ratio of Net Investment Loss to Average Net Assets*.........    (0.61%)      (0.59%)      (0.65%)      (0.79%)       (0.76%)
Portfolio Turnover..........................................      154%         157%         152%         182%          227%
*  If certain expenses had not been voluntarily assumed by Van Kampen, total return would have been lower and the ratios would have been as follows:
   Ratio of Expenses to Average Net Assets..................     1.45%        1.55%        1.63%        4.31%         6.97%
   Ratio of Net Investment Loss to Average Net Assets.......    (0.80%)      (0.88%)      (1.03%)      (3.84%)       (6.46%)

(a) Based on average shares outstanding.

(b) These returns include combined 12b-1 fees and service fees of up to .25%.

 12                                            See Notes to Financial Statements

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Life Investment Trust Aggressive Growth Portfolio (the "Portfolio") is organized as a series of the Van Kampen Life Investment Trust (the "Trust"), a Delaware statutory trust, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Portfolio's investment objective is to seek capital growth. The Portfolio's investment adviser seeks to achieve the Portfolio's investment objective by investing primarily in common stocks and other equity securities of small- and medium-sized growth companies. The Portfolio commenced investment operations on September 25, 2000.

    The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Investments in securities listed on a securities exchange are valued at their last sale price as of the close of such securities exchange. Equity securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Listed and unlisted securities for which the last sale price is not available are valued at the mean of the bid and asked prices. For those securities where quotations or prices are not available, valuations are determined in accordance with procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis.

    The Portfolio may invest in repurchase agreements which are short-term investments in which the Portfolio acquires ownership of a debt security and the seller agrees to repurchase the security at a future time and specified price. The Portfolio may invest independently in repurchase agreements, or transfer uninvested cash balances into a pooled cash account along with other investment companies advised by Van Kampen Asset Management (the "Adviser") or its affiliates, the daily aggregate of which is invested in repurchase agreements. Repurchase agreements are fully collateralized by the underlying debt security. The Portfolio will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian bank. The seller is required to maintain the value of the underlying security at not less than the repurchase proceeds due the Portfolio.

C. INCOME AND EXPENSES Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.

D. FEDERAL INCOME TAXES It is the Portfolio's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required. The Portfolio may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on income earned or gains realized or repatriated. Taxes are accrued and applied to net investment income, net realized capital gains and net unrealized appreciation, as applicable, as the income is earned or capital gains are recorded.

    The Portfolio intends to utilize provisions of the federal income tax laws which allow it to carry a realized capital loss forward for eight years following the year of the loss and offset such losses against any future realized capital gains. During the current fiscal year, the Portfolio utilized capital losses carried forward of $410,704. At December 31, 2006, the Portfolio had an accumulated capital loss carryforward for tax purposes of $762,313, which will expire according to the following schedule:

AMOUNT                                                             EXPIRATION
$171,329....................................................    December 31, 2009
 590,984....................................................    December 31, 2010

    The Portfolio's utilization of its capital loss carryforward above is subject to limitation due to a merger with another Regulated Investment Company.

    At December 31, 2006, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $36,746,872
                                                                ===========
Gross tax unrealized appreciation...........................    $ 6,691,133
Gross tax unrealized depreciation...........................       (717,509)
                                                                -----------
Net tax unrealized appreciation on investments..............    $ 5,973,624
                                                                ===========

E. DISTRIBUTION OF INCOME AND GAINS The Portfolio declares and pays dividends annually from net investment income and from net realized gains, if any. Distributions from net realized gains for book purposes may include short-term capital gains, which are included in ordinary income for tax purposes.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

    The tax character of distributions paid during the years ended December 31, 2006 and 2005 was as follows:

                                                                   2006       2005
Distributions paid from:
  Ordinary income...........................................    $   81,827    $-0-
  Long-term capital gain....................................     3,465,172     -0-
                                                                ----------    ----
                                                                $3,546,999    $-0-
                                                                ==========    ====

    Permanent differences, primarily related to the current year's net operating loss, resulted in the following reclassifications among the Portfolio's components of net assets at December 31, 2006:

    ACCUMULATED      ACCUMULATED NET
NET INVESTMENT LOSS   REALIZED GAIN    CAPITAL
     $252,206            $1,461       $(253,667)

    As of December 31, 2006, the components of distributable earnings on a tax basis were as follows:

Undistributed long-term capital gain........................    $3,009,115

    Net realized gains or losses may differ for financial reporting and tax purposes primarily as a result of the deferral of losses relating to wash sale transactions.

F. EXPENSE REDUCTIONS During the year ended December 31, 2006, the Portfolio's custody fee was reduced by $447 as a result of credits earned on cash balances.

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Portfolio's Investment Advisory Agreement, the Adviser will provide investment advice and facilities to the Portfolio for an annual fee payable monthly as follows:

AVERAGE DAILY NET ASSETS                                        % PER ANNUM
First $500 million..........................................       .75%
Next $500 million...........................................       .70%
Over $1 billion.............................................       .65%

    For the year ended December 31, 2006, the Adviser waived approximately $82,500 of its advisory fees. The Adviser has agreed to waive all expenses in excess of 1.26% of Class II average daily net assets. This waiver is voluntary and can be discontinued at any time.

    For the year ended December 31, 2006, the Portfolio recognized expenses of approximately $1,300 representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Portfolio is a partner of such firm and he and his law firm provide legal services as legal counsel to the Portfolio.

    Under separate Legal Services, Accounting Services and Chief Compliance Officer (CCO) Employment agreements, the Adviser provides accounting and legal services and the CCO provides compliance services to the Portfolio. The costs of these services are allocated to each portfolio. For the year ended December 31, 2006, the Portfolio recognized expenses of approximately $21,000 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Portfolio, as well as the salary, benefits and related costs of the CCO and related support staff paid by Van Kampen. Services provided pursuant to the Legal Services agreement are reported as part of "Professional Fees" on the Statement of Operations. Services provided pursuant to the Accounting Services and CCO Employment agreement are reported as part of "Accounting and Administrative Expenses" on the Statement of Operations.

    Van Kampen Investor Services Inc. (VKIS), an affiliate of the Adviser, serves as the shareholder servicing agent for the Portfolio. For the year ended December 31, 2006, the Portfolio recognized expenses of approximately $15,000 representing transfer agency fees paid to VKIS. Transfer agency fees are determined through negotiations with the Portfolio's Board of Trustees.

    Certain officers and trustees of the Portfolio are also officers and directors of Van Kampen. The Portfolio does not compensate its officers or trustees who are also officers of Van Kampen.

    The Portfolio provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation. Amounts deferred are retained by the Portfolio and to the extent permitted by the 1940 Act, as amended, invested in the common shares of those funds selected by the trustees. Investments in such funds of $36,953 are included in "Other" assets on the Statement of Assets and Liabilities at December 31, 2006. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Portfolio. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Portfolio. The maximum annual benefit per trustee under the plan is $2,500.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

NOTES TO FINANCIAL STATEMENTS -- DECEMBER 31, 2006 continued

    For the year ended December 31, 2006, the Portfolio paid brokerage commissions to Morgan Stanley DW Inc., an affiliate of the Adviser, totaling $5,493.

3. CAPITAL TRANSACTIONS

For the years ended December 31, 2006 and 2005, transactions were as follows:

                                                                   YEAR ENDED           YEAR ENDED
                                                                DECEMBER 31, 2006    DECEMBER 31, 2005
Beginning Shares............................................        8,176,689            7,982,182
Shares Sold.................................................        1,403,601            2,567,350
Shares Issued Through Dividend Reinvestment.................          660,521                   --
Shares Repurchased..........................................       (2,126,810)          (2,372,843)
                                                                   ----------           ----------
Ending Shares...............................................        8,114,001            8,176,689
                                                                   ==========           ==========

4. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $65,460,706 and $69,497,857, respectively.

5. DISTRIBUTION AND SERVICE PLANS

Shares of the Portfolio are distributed by Van Kampen Funds Inc. (the "Distributor"), an affiliate of the Adviser. The Portfolio has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, as amended, and a service plan (collectively the "Plans") for Class II Shares to compensate the Distributor for the sale, distribution, shareholder servicing and maintenance of shareholder accounts for these shares. Under the Plans, the Portfolio may spend up to a total of .35% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Notwithstanding the foregoing, the Portfolio's Board of Trustees currently limits the aggregate amount payable under the Plans to .25% per year of the Portfolio's average daily net assets with respect to its Class II Shares. Annual fees under the Plans of up to .25% of Class II average daily net assets are accrued daily and paid monthly.

6. INDEMNIFICATIONS

The Portfolio enters into contracts that contain a variety of indemnifications. The Portfolio's maximum exposure under these arrangements is unknown. However, the Portfolio has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

7. ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board (FASB) issued Interpretation 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement 109 (FIN 48). FIN 48 clarifies the accounting for income taxes by prescribing the minimum recognition threshold a tax position must meet before being recognized in the financial statements. FIN 48 is effective for the fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. Recent SEC guidance allows implementing FIN 48 in the portfolio NAV calculations as late as the portfolio's last NAV calculation in the first required financial statement period. As a result, the Portfolio will incorporate FIN 48 in its semi annual report on June 30, 2007. The impact to the Portfolio's financial statements, if any, is currently being assessed.

    In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Portfolio's financial statement disclosures.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of Van Kampen Life Investment Trust Aggressive Growth Portfolio

    We have audited the accompanying statement of assets and liabilities of Van Kampen Life Investment Trust Aggressive Growth Portfolio (one of the portfolios constituting the Life Investment Trust (the "Portfolio")), including the portfolio of investments, as of December 31, 2006, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Van Kampen Life Investment Trust Aggressive Growth Portfolio of the Life Investment Trust at December 31, 2006, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Chicago, Illinois
February 9, 2007

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
JACK E. NELSON
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

RONALD E. ROBISON
President and Principal Executive Officer

DENNIS SHEA
Vice President

J. DAVID GERMANY
Vice President

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

DISTRIBUTOR

VAN KAMPEN FUNDS INC.
1221 Avenue of the Americas
New York, New York 10020

SHAREHOLDER SERVICING AGENT

VAN KAMPEN INVESTOR SERVICES INC.
P.O. Box 947
Jersey City, New Jersey 07303-0947

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
One Lincoln Street
Boston, Massachusetts 02111

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

ERNST & YOUNG LLP
233 South Wacker Drive
Chicago, Illinois 60606

 For federal income tax purposes, the following information is furnished with respect to the distributions paid by the Portfolio during its taxable year ended December 31, 2006. The Portfolio designated and paid $3,465,172 as a long-term capital gain distribution. In January, the Portfolio provides tax information to shareholders for the preceding calendar year.

* "Interested persons" of the Portfolio, as defined in the Investment Company Act of 1940, as amended.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

TRUSTEES AND OFFICERS

The business and affairs of the Portfolio are managed under the direction of the Portfolio's Board of Trustees and the Portfolio's officers appointed by the Board of Trustees. The tables below list the trustees and executive officers of the Portfolio and their principal occupations during the last five years, other directorships held by trustees and their affiliations, if any, with Van Kampen Investments, the Adviser, the Distributor, Van Kampen Advisors Inc., Van Kampen Exchange Corp. and Investor Services. The term "Fund Complex" includes each of the investment companies advised by the Adviser as of the date of this Annual Report. Trustees serve until reaching their retirement age or until their successors are duly elected and qualified. Officers are annually elected by the trustees.

INDEPENDENT TRUSTEES:

                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE            PORTFOLIO       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
David C. Arch (61)              Trustee         Trustee     Chairman and Chief             72       Trustee/Director/Managing
Blistex Inc.                                    since 2003  Executive Officer of                    General Partner of funds
1800 Swift Drive                                            Blistex Inc., a consumer                in the Fund Complex.
Oak Brook, IL 60523                                         health care products
                                                            manufacturer. Director of
                                                            the Heartland Alliance, a
                                                            nonprofit organization
                                                            serving human needs based
                                                            in Chicago. Director of
                                                            St. Vincent de Paul
                                                            Center, a Chicago based
                                                            day care facility serving
                                                            the children of low
                                                            income families. Board
                                                            member of the Illinois
                                                            Manufacturers'
                                                            Association.

Jerry D. Choate (68)            Trustee         Trustee     Prior to January 1999,         72       Trustee/Director/Managing
33971 Selva Road                                since 2000  Chairman and Chief                      General Partner of funds
Suite 130                                                   Executive Officer of the                in the Fund Complex.
Dana Point, CA 92629                                        Allstate Corporation                    Director of Amgen Inc., a
                                                            ("Allstate") and Allstate               biotechnological company,
                                                            Insurance Company. Prior                and Director of Valero
                                                            to January 1995,                        Energy Corporation, an
                                                            President and Chief                     independent refining
                                                            Executive Officer of                    company.
                                                            Allstate. Prior to August
                                                            1994, various management
                                                            positions at Allstate.

Rod Dammeyer (66)               Trustee         Trustee     President of CAC, L.L.C.,      72       Trustee/Director/Managing
CAC, L.L.C.                                     since 2003  a private company                       General Partner of funds
4350 LaJolla Village Drive                                  offering capital                        in the Fund Complex.
Suite 980                                                   investment and management               Director of Quidel
San Diego, CA 92122-6223                                    advisory services. Prior                Corporation, Stericycle,
                                                            to February 2001, Vice                  Inc., Ventana Medical
                                                            Chairman and Director of                Systems, Inc., and GATX
                                                            Anixter International,                  Corporation, and Trustee
                                                            Inc., a global                          of The Scripps Research
                                                            distributor of wire,                    Institute. Prior to
                                                            cable and communications                January 2005, Trustee of
                                                            connectivity products.                  the University of Chicago
                                                            Prior to July 2000,                     Hospitals and Health
                                                            Managing Partner of                     Systems. Prior to April
                                                            Equity Group Corporate                  2004, Director of
                                                            Investment (EGI), a                     TheraSense, Inc. Prior to
                                                            company that makes                      January 2004, Director of
                                                            private investments in                  TeleTech Holdings Inc.
                                                            other companies.                        and Arris Group, Inc.
                                                                                                    Prior to May 2002,
                                                                                                    Director of Peregrine
                                                                                                    Systems Inc. Prior to
                                                                                                    February 2001, Director
                                                                                                    of IMC Global Inc. Prior
                                                                                                    to July 2000, Director of
                                                                                                    Allied Riser
                                                                                                    Communications Corp.,
                                                                                                    Matria Healthcare Inc.,
                                                                                                    Transmedia Networks,
                                                                                                    Inc., CNA Surety, Corp.
                                                                                                    and Grupo Azcarero Mexico
                                                                                                    (GAM).

Linda Hutton Heagy (58)         Trustee         Trustee     Managing Partner of            72       Trustee/Director/Managing
Heidrick & Struggles                            since 2000  Heidrick & Struggles, an                General Partner of funds
233 South Wacker Drive                                      executive search firm.                  in the Fund Complex.
Suite 7000                                                  Trustee on the University
Chicago, IL 60606                                           of Chicago Hospitals
                                                            Board, Vice Chair of the
                                                            Board of the YMCA of
                                                            Metropolitan Chicago and
                                                            a member of the Women's
                                                            Board of the University
                                                            of Chicago. Prior to
                                                            1997, Partner of Ray &
                                                            Berndtson, Inc., an
                                                            executive recruiting
                                                            firm. Prior to 1996,
                                                            Trustee of The
                                                            International House
                                                            Board, a fellowship and
                                                            housing organization for
                                                            international graduate
                                                            students. Prior to 1995,
                                                            Executive Vice President
                                                            of ABN AMRO, N.A., a bank
                                                            holding company. Prior to
                                                            1990, Executive Vice
                                                            President of The Exchange
                                                            National Bank.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

TRUSTEES AND OFFICERS continued

                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INDEPENDENT TRUSTEE            PORTFOLIO       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE

R. Craig Kennedy (54)           Trustee         Trustee     Director and President of      72       Trustee/Director/Managing
1744 R Street, NW                               since 2000  the German Marshall Fund                General Partner of funds
Washington, DC 20009                                        of the United States, an                in the Fund Complex.
                                                            independent U.S.
                                                            foundation created to
                                                            deepen understanding,
                                                            promote collaboration and
                                                            stimulate exchanges of
                                                            practical experience
                                                            between Americans and
                                                            Europeans. Formerly,
                                                            advisor to the Dennis
                                                            Trading Group Inc., a
                                                            managed futures and
                                                            option company that
                                                            invests money for
                                                            individuals and
                                                            institutions. Prior to
                                                            1992, President and Chief
                                                            Executive Officer,
                                                            Director and member of
                                                            the Investment Committee
                                                            of the Joyce Foundation,
                                                            a private foundation.

Howard J Kerr (71)              Trustee         Trustee     Prior to 1998, President       72       Trustee/Director/Managing
14 Huron Trace                                  since 2003  and Chief Executive                     General Partner of funds
Galena, IL 61036                                            Officer of Pocklington                  in the Fund Complex.
                                                            Corporation, Inc., an                   Director of the Lake
                                                            investment holding                      Forest Bank & Trust.
                                                            company. Director of the
                                                            Marrow Foundation.

Jack E. Nelson (70)             Trustee         Trustee     President of Nelson            72       Trustee/Director/Managing
423 Country Club Drive                          since 2000  Investment Planning                     General Partner of funds
Winter Park, FL 32789                                       Services, Inc., a                       in the Fund Complex.
                                                            financial planning
                                                            company and registered
                                                            investment adviser in the
                                                            State of Florida.
                                                            President of Nelson Ivest
                                                            Brokerage Services Inc.,
                                                            a member of the NASD,
                                                            Securities Investors
                                                            Protection Corp. and the
                                                            Municipal Securities
                                                            Rulemaking Board.
                                                            President of Nelson Sales
                                                            and Services Corporation,
                                                            a marketing and services
                                                            company to support
                                                            affiliated companies.

Hugo F. Sonnenschein (66)       Trustee         Trustee     President Emeritus and         72       Trustee/Director/Managing
1126 E. 59th Street                             since 2003  Honorary Trustee of the                 General Partner of funds
Chicago, IL 60637                                           University of Chicago and               in the Fund Complex.
                                                            the Adam Smith                          Director of Winston
                                                            Distinguished Service                   Laboratories, Inc.
                                                            Professor in the
                                                            Department of Economics
                                                            at the University of
                                                            Chicago. Prior to July
                                                            2000, President of the
                                                            University of Chicago.
                                                            Trustee of the University
                                                            of Rochester and a member
                                                            of its investment
                                                            committee. Member of the
                                                            National Academy of
                                                            Sciences, the American
                                                            Philosophical Society and
                                                            a fellow of the American
                                                            Academy of Arts and
                                                            Sciences.

Suzanne H. Woolsey, Ph.D. (65)  Trustee         Trustee     Chief Communications           72       Trustee/Director/Managing
815 Cumberstone Road                            since 2000  Officer of the National                 General Partner of funds
Harwood, MD 20776                                           Academy of                              in the Fund Complex.
                                                            Sciences/National                       Director of Fluor Corp.,
                                                            Research Council, an                    an engineering,
                                                            independent, federally                  procurement and
                                                            chartered policy                        construction
                                                            institution, from 2001 to               organization, since
                                                            November 2003 and Chief                 January 2004 and Director
                                                            Operating Officer from                  of Neurogen Corporation,
                                                            1993 to 2001. Director of               a pharmaceutical company,
                                                            the Institute for Defense               since January 1998.
                                                            Analyses, a federally
                                                            funded research and
                                                            development center,
                                                            Director of the German
                                                            Marshall Fund of the
                                                            United States, Director
                                                            of the Rocky Mountain
                                                            Institute and Trustee of
                                                            Colorado College. Prior
                                                            to 1993, Executive
                                                            Director of the
                                                            Commission on Behavioral
                                                            and Social Sciences and
                                                            Education at the National
                                                            Academy of
                                                            Sciences/National
                                                            Research Council. From
                                                            1980 through 1989,
                                                            Partner of Coopers &
                                                            Lybrand.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

TRUSTEES AND OFFICERS continued

INTERESTED TRUSTEE*:

                                                                                       NUMBER OF
                                                 TERM OF                                FUNDS IN
                                                OFFICE AND                                FUND
                                 POSITION(S)    LENGTH OF                               COMPLEX
NAME, AGE AND ADDRESS             HELD WITH        TIME     PRINCIPAL OCCUPATION(S)     OVERSEEN    OTHER DIRECTORSHIPS
OF INTERESTED TRUSTEE             PORTFOLIO       SERVED    DURING PAST 5 YEARS        BY TRUSTEE   HELD BY TRUSTEE
Wayne W. Whalen* (67)           Trustee         Trustee     Partner in the law firm        72       Trustee/Director/Managing
333 West Wacker Drive                           since 2000  of Skadden, Arps, Slate,                General Partner of funds
Chicago, IL 60606                                           Meagher & Flom LLP, legal               in the Fund Complex.
                                                            counsel to funds in the                 Director of the Abraham
                                                            Fund Complex.                           Lincoln Presidential
                                                                                                    Library Foundation.

* Mr. Whalen is an "interested person" (within the meaning of Section 2(a)(19) of the 1940 Act) of certain funds in the Fund Complex by reason of he and his firm currently providing legal services as legal counsel to such funds in the Fund Complex.

VAN KAMPEN LIFE INVESTMENT TRUST AGGRESSIVE GROWTH PORTFOLIO

TRUSTEES AND OFFICERS continued

OFFICERS:

                                              TERM OF
                                             OFFICE AND
                              POSITION(S)    LENGTH OF
NAME, AGE AND                  HELD WITH        TIME     PRINCIPAL OCCUPATION(S)
ADDRESS OF OFFICER             PORTFOLIO       SERVED    DURING PAST 5 YEARS
Ronald E. Robison (68)       President and   Officer     President of funds in the Fund Complex since September 2005,
1221 Avenue of the Americas  Principal       since 2003  and Principal Executive Officer of funds in the Fund Complex
New York, NY 10020           Executive                   since May 2003. Managing Director of Van Kampen Advisors
                             Officer                     Inc. since June 2003. Director of Investor Services since
                                                         September 2002. Director of the Adviser, Van Kampen
                                                         Investments and Van Kampen Exchange Corp. since January
                                                         2005. Managing Director of Morgan Stanley and Morgan Stanley
                                                         & Co. Incorporated. Managing Director and Director of Morgan
                                                         Stanley Investment Management Inc. Chief Administrative
                                                         Officer, Managing Director and Director of Morgan Stanley
                                                         Investment Advisors Inc. and Morgan Stanley Services Company
                                                         Inc. Managing Director and Director of Morgan Stanley
                                                         Distributors Inc. and Morgan Stanley Distribution Inc. Chief
                                                         Executive Officer and Director of Morgan Stanley Trust.
                                                         Executive Vice President and Principal Executive Officer of
                                                         the Institutional and Retail Morgan Stanley Funds. Director
                                                         of Morgan Stanley SICAV. Previously, Chief Global Operations
                                                         Officer of Morgan Stanley Investment Management Inc. and
                                                         Executive Vice President of funds in the Fund Complex from
                                                         May 2003 to September 2005.

Dennis Shea (53)             Vice President  Officer     Managing Director of Morgan Stanley Investment Advisors
1221 Avenue of the Americas                  since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
New York, NY 10020                                       and Van Kampen Advisors Inc. Chief Investment Officer-Global
                                                         Equity of the same entities since February 2006. Vice
                                                         President of Morgan Stanley Institutional and Retail Funds
                                                         since February 2006. Vice President of funds in the Fund
                                                         Complex since March 2006. Previously, Managing Director and
                                                         Director of Global Equity Research at Morgan Stanley from
                                                         April 2000 to February 2006.

J. David Germany (52)        Vice President  Officer     Managing Director of Morgan Stanley Investment Advisors
25 Cabot Square,                             since 2006  Inc., Morgan Stanley Investment Management Inc., the Adviser
Canary Wharf                                             and Van Kampen Advisors Inc. Chief Investment Officer -
London, GBR E14 4QA                                      Global Fixed Income of the same entities since December
                                                         2005. Managing Director and Director of Morgan Stanley
                                                         Investment Management Ltd. Director of Morgan Stanley
                                                         Investment Management (ACD) Limited since December 2003.
                                                         Vice President of Morgan Stanley Institutional and Retail
                                                         Funds since February 2006. Vice President of funds in the
                                                         Fund Complex since March 2006.

Amy R. Doberman (44)         Vice President  Officer     Managing Director and General Counsel - U.S. Investment
1221 Avenue of the Americas                  since 2004  Management; Managing Director of Morgan Stanley Investment
New York, NY 10020                                       Management Inc., Morgan Stanley Investment Advisors Inc. and
                                                         the Adviser. Vice President of the Morgan Stanley
                                                         Institutional and Retail Funds since July 2004 and Vice
                                                         President of funds in the Fund Complex since August 2004.
                                                         Previously, Managing Director and General Counsel of
                                                         Americas, UBS Global Asset Management from July 2000 to July
                                                         2004 and General Counsel of Aeltus Investment Management,
                                                         Inc. from January 1997 to July 2000.

Stefanie V. Chang (40)       Vice President  Officer     Executive Director of Morgan Stanley Investment Management
1221 Avenue of the Americas  and Secretary   since 2003  Inc. Vice President and Secretary of funds in the Fund
New York, NY 10020                                       Complex.

John L. Sullivan (51)        Chief           Officer     Chief Compliance Officer of funds in the Fund Complex since
1 Parkview Plaza             Compliance      since 2000  August 2004. Prior to August 2004, Director and Managing
Oakbrook Terrace, IL 60181   Officer                     Director of Van Kampen Investments, the Adviser, Van Kampen
                                                         Advisors Inc. and certain other subsidiaries of Van Kampen
                                                         Investments, Vice President, Chief Financial Officer and
                                                         Treasurer of funds in the Fund Complex and head of Fund
                                                         Accounting for Morgan Stanley Investment Management Inc.
                                                         Prior to December 2002, Executive Director of Van Kampen
                                                         Investments, the Adviser and Van Kampen Advisors Inc.

James W. Garrett (38)        Chief           Officer     Managing Director of Morgan Stanley Investment Management
1221 Avenue of the Americas  Financial       since 2006  Inc. since December 2006; Chief Financial Officer and
New York, NY 10020           Officer and                 Treasurer of Morgan Stanley Institutional Funds since 2002
                             Treasurer                   and of funds in the Fund Complex from January 2005 to August
                                                         2005 and since September 2006. Previously, Executive
                                                         Director of Morgan Stanley Investment Management Inc. from
                                                         2002 to December 2006.

  Van Kampen Life Investment Trust Aggressive Growth Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy




  We are required by federal law to provide you with a copy of our Privacy Policy annually.

  The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

  This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

  Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

  WE RESPECT YOUR PRIVACY

  We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

  We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

  1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

  To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

  For example:

   -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

   -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

   -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

   -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

   -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

  2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

  A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

  B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include:

                                                           (continued on back)

  Van Kampen Life Investment Trust Aggressive Growth Portfolio

  An Important Notice Concerning Our U.S. Privacy Policy  continued

  for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

  3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

  We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

  The Statement of Additional Information includes additional information about Portfolio trustees and is available, without charge, upon request by calling 1-800-847-2424.

                                                         Van Kampen Funds Inc.
                                               1 Parkview Plaza, P.O. Box 5555
                                               Oakbrook Terrace, IL 60181-5555
                                                             www.vankampen.com

                                       Copyright (C)2007 Van Kampen Funds Inc.
                                        All rights reserved. Member NASD/SIPC.

                                                                LITANRAGG 2/07
  (VAN KAMPEN INVESTMENTS LOGO)                             RN07-00466P-Y12/06

Item 2. Code of Ethics.

(a) The Trust has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Trust or a third party.

(b) No information need be disclosed pursuant to this paragraph.

(c) Due to personnel changes at the Adviser, the list of covered officers set forth in Exhibit B was amended in November 2006. Both editions of Exhibit B are attached.

(d) Not applicable.

(e) Not applicable.

(f)

      (1)   The Trust's Code of Ethics is attached hereto as Exhibit 12(1).

      (2)   Not applicable.

      (3)   Not applicable.

Item 3. Audit Committee Financial Expert.

The Trust's Board of Trustees has determined that it has three "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees : Rod Dammeyer, Jerry D. Choate and R. Craig Kennedy. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

(a)(b)(c)(d) and (g). Based on fees billed for the periods shown:

2006

                                                REGISTRANT      COVERED ENTITIES(1)
AUDIT FEES                                      $  152,300                     N/A

NON-AUDIT FEES
          AUDIT-RELATED FEES                    $        0      $          756,000(2)
          TAX FEES                              $   15,600(3)   $           79,422(4)
          ALL OTHER FEES                        $        0      $          203,498(5)
TOTAL NON-AUDIT FEES                            $   15,600      $        1,038,920

TOTAL                                           $  167,900      $        1,038,920

2005

                                                REGISTRANT      COVERED ENTITIES(1)
AUDIT FEES                                      $  147,200                     N/A

NON-AUDIT FEES
          AUDIT-RELATED FEES                    $        0      $          235,000(2)
          TAX FEES                              $   13,500(3)   $           52,799(4)
          ALL OTHER FEES                        $        0      $          956,268(5)
TOTAL NON-AUDIT FEES                            $   13,500      $        1,244,067

TOTAL                                           $  160,700      $        1,244,067

N/A-  Not applicable, as not required by Item 4.

(1) Covered Entities include the Adviser (excluding sub-advisors) and any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Registrant.

(2) Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements of the Covered Entities' and funds advised by the Adviser or its affiliates, specifically attestation services provided in connection with a SAS 70 Report.

(3) Tax Fees represent tax advice and compliance services provided in connection with the review of the Registrant's tax.

(4) Tax Fees represent tax advice services provided to Covered Entities, including research and identification of PFIC entities.

(5) All Other Fees represent attestation services provided in connection with performance presentation standards, and a regulatory compliance project performed.

(e)(1) The audit committee's pre-approval policies and procedures are as follows:

                              JOINT AUDIT COMMITTEE
                          AUDIT AND NON-AUDIT SERVICES
                       PRE-APPROVAL POLICY AND PROCEDURES
                                     OF THE
                                VAN KAMPEN FUNDS

              AS ADOPTED JULY 23, 2003 AND AMENDED MAY 26, 2004(1)

1. STATEMENT OF PRINCIPLES

      The Audit Committee of the Board is required to review and, in its sole discretion, pre-approve all Covered Services to be provided by the Independent Auditors to the Fund and Covered Entities in order to assure that services performed by the Independent Auditors do not impair the auditor's independence from the Fund.(2)

      The SEC has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee's administration of the engagement of the independent auditor. The SEC's rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee ("general pre-approval"); or require the specific pre-approval of the Audit Committee ("specific pre-approval"). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the Independent Auditors. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee (or by any member of the Audit Committee to which pre-approval authority has been delegated) if it is to be provided by the Independent Auditors. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

      For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC's rules on auditor independence. The Audit Committee will also consider whether the Independent Auditors are best positioned to provide the most effective and efficient services, for reasons such as its familiarity with the Fund's business, people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Fund's ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

      The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine for each fiscal year, the appropriate ratio between the total amount of fees for Audit, Audit-related and Tax services for the Fund (including any Audit-related or Tax service fees for Covered Entities that were subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

      The appendices to this Policy describe the Audit, Audit-related, Tax and All Other services that have the general pre-approval of the Audit Committee. The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers and provides a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the Independent Auditors without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add to or subtract from the list of general pre-approved services from time to time, based on subsequent determinations.

      The purpose of this Policy is to set forth the policy and procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee's responsibilities to pre-approve services performed by the Independent Auditors to management.

--------------------
(1) This Joint Audit Committee Audit and Non-Audit Services Pre-Approval Policy and Procedures (the "Policy"), amended as of the date above, supercedes and replaces all prior versions that may have been amended from time to time.

(2) Terms used in this Policy and not otherwise defined herein shall have the meanings as defined in the Joint Audit Committee Charter.

      The Fund's Independent Auditors have reviewed this Policy and believes that implementation of the Policy will not adversely affect the Independent Auditors' independence.

2. DELEGATION

      As provided in the Act and the SEC's rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

3. AUDIT SERVICES

      The annual Audit services engagement terms and fees are subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the Independent Auditors to be able to form an opinion on the Fund's financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund structure or other items.

      In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the Independent Auditors reasonably can provide. Other Audit services may include statutory audits and services associated with SEC registration statements (on Forms N-1A, N-2, N-3, N-4, etc.), periodic reports and other documents filed with the SEC or other documents issued in connection with securities offerings.

      The Audit Committee has pre-approved the Audit services in Appendix B.1. All other Audit services not listed in Appendix B.1 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

4. AUDIT-RELATED SERVICES

      Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Fund's financial statements or, to the extent they are Covered Services, the Covered Entities' financial statements, or that are traditionally performed by the Independent Auditors. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with the SEC's rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as "Audit services"; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting and/or billing records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements under Forms N-SAR and/or N-CSR.

      The Audit Committee has pre-approved the Audit-related services in Appendix B.2. All other Audit-related services not listed in Appendix B.2 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

5. TAX SERVICES

      The Audit Committee believes that the Independent Auditors can provide Tax services to the Fund and, to the extent they are Covered Services, the Covered Entities, such as tax compliance, tax planning and tax advice without impairing the auditor's independence, and the SEC has stated that the Independent Auditors may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the Independent Auditors, that the Audit Committee has reviewed and believes would not impair the independence of the Independent Auditors, and that are consistent with the SEC's rules on auditor independence. The Audit Committee will not permit the retention of the

Independent Auditors in connection with a transaction initially recommended by the Independent Auditors, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with Director of Tax or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

      Pursuant to the preceding paragraph, the Audit Committee has pre-approved the Tax Services in Appendix B.3. All Tax services involving large and complex transactions not listed in Appendix B.3 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated), including tax services proposed to be provided by the Independent Auditors to any executive officer or trustee/director/managing general partner of the Fund, in his or her individual capacity, where such services are paid for by the Fund (generally applicable only to internally managed investment companies).

6. ALL OTHER SERVICES

      The Audit Committee believes, based on the SEC's rules prohibiting the Independent Auditors from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC's rules on auditor independence.

      The Audit Committee has pre-approved the All Other services in Appendix
B.4. Permissible All Other services not listed in Appendix B.4 must be specifically pre-approved by the Audit Committee (or by any member of the Audit Committee to which pre-approval has been delegated).

      A list of the SEC's prohibited non-audit services is attached to this policy as Appendix B.5. The SEC's rules and relevant guidance should be consulted to determine the precise definitions of these services and the applicability of exceptions to certain of the prohibitions.

7. PRE-APPROVAL FEE LEVELS OR BUDGETED AMOUNTS

      Pre-approval fee levels or budgeted amounts for all services to be provided by the Independent Auditors will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine the appropriate ratio between the total amount of fees for Audit, Audit-related, and Tax services for the Fund (including any Audit-related or Tax services fees for Covered Entities subject to pre-approval), and the total amount of fees for certain permissible non-audit services classified as All Other services for the Fund (including any such services for Covered Entities subject to pre-approval).

8. PROCEDURES

      All requests or applications for services to be provided by the Independent Auditors that do not require specific approval by the Audit Committee will be submitted to the Fund's Chief Financial Officer and must include a detailed description of the services to be rendered. The Fund's Chief Financial Officer will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a timely basis of any such services rendered by the Independent Auditors. Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the Independent Auditors and the Fund's Chief Financial Officer, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC's rules on auditor independence.

      The Audit Committee has designated the Fund's Chief Financial Officer to monitor the performance of all services provided by the Independent Auditors and to determine whether such services are in compliance with this Policy. The Fund's Chief Financial Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. A sample report is included as Appendix
B.7. Both the Fund's Chief Financial Officer and management will immediately report to the chairman of the Audit Committee any breach of this Policy that comes to the attention of the Fund's Chief Financial Officer or any member of management.

9. ADDITIONAL REQUIREMENTS

      The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the Independent Auditors and to assure the auditor's independence from the Fund, such as reviewing a formal written statement from the Independent Auditors delineating all relationships between the Independent Auditors and the Fund, consistent with Independence Standards Board No. 1, and discussing with the Independent Auditors its methods and procedures for ensuring independence.

10. COVERED ENTITIES

      Covered Entities include the Fund's investment adviser(s) and any entity controlling, controlled by or under common control with the Fund's investment adviser(s) that provides ongoing services to the Fund(s). Beginning with non-audit service contracts entered into on or after May 6, 2003, the Fund's audit committee must pre-approve non-audit services provided not only to the Fund but also to the Covered Entities if the engagements relate directly to the operations and financial reporting of the Fund. This list of Covered Entities would include:

      -     Van Kampen Investments Inc.

      -     Van Kampen Asset Management

      -     Van Kampen Advisors Inc.

      -     Van Kampen Funds Inc.

      -     Van Kampen Investor Services Inc.

      -     Morgan Stanley Investment Management Inc.

      -     Morgan Stanley Trust Company

      -     Morgan Stanley Investment Management Ltd.

      -     Morgan Stanley Investment Management Company

      -     Morgan Stanley Asset & Investment Trust Management Company Ltd.

(e)(2) Beginning with non-audit service contracts entered into on or after May 6, 2003, the audit committee also is required to pre-approve services to Covered Entities to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Registrant. 100% of such services were pre-approved by the audit committee pursuant to the Audit Committee's pre-approval policies and procedures (included herein).

(f) Not applicable.

(g) See table above.

(h) The audit committee of the Board of Trustees has considered whether the provision of services other than audit services performed by the auditors to the Registrant and Covered Entities is compatible with maintaining the auditors' independence in performing audit services.

Item 5. Audit Committee of Listed Registrants.

(a) The Trust has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act whose members are: R. Craig Kennedy, Jerry D. Choate, Rod Dammeyer.

(b) Not applicable.

Item 6. Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(1) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(2)(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.

(2)(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Life Invesment Trust

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: February 8, 2007

By:  /s/ James W. Garrett
     --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: February 8, 2007